Filed electronically with the Securities and Exchange Commission on
                                February 11, 2000

                                                              File No. 2-13627
                                                               File No. 811-42

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                     -------
         Post-Effective Amendment No.   80
                                      -------
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   41
                       ------

                             Scudder Portfolio Trust
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-1000

                                  John Millette
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

      ___      immediately upon filing pursuant to paragraph (b)

      ___      on _________ pursuant to paragraph (b)

      ___      60 days after filing pursuant to paragraph (a)(i)

      _X_      on April 12, 2000 pursuant to paragraph (a)(i)


      ___      75 days after filing pursuant to paragraph (a)(ii)

      ___      on __________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following:

      ___ this post-effective amendment designates a new effective date for a previously filed post- effective amendment

[LOGO] SCUDDER
INVESTMENTS(SM)

----------------------------------
EQUITY/GROWTH & INCOME
----------------------------------

Scudder Balanced Fund

Fund #062










Prospectus
April 12, 2000

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder Balanced Fund

        How the fund works

         2   Investment Approach

         3   Main Risks To Investors

         4   The Fund's Track Record

         6   How Much Investors Pay

         7   Other Policies and Risks

         8   Who Manages and Oversees the Fund

        10   Financial Highlights

        How to invest in the fund

        12   How to Buy Shares

        13   How to Exchange or Sell Shares

        14   Policies You Should Know About

        19   Understanding Distributions and Taxes

How the fund works



On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal, and the main risks that could affect its performance.

Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, so be aware that you could lose money.



You can access all Scudder fund prospectuses online at:
www.scudder.com

--------------------------------------------------------------------------------
          ticker symbol | SCBAX                     fund number | 062

Scudder Balanced Fund
--------------------------------------------------------------------------------

Investment Approach

The fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities.

In deciding which types of securities to buy and sell, the fund managers first analyze the overall financial climate, including interest rates, capital flows and inflation, among other factors. They then weigh the relative attractiveness of stocks compared to bonds and decide on allocations for each. The fund normally invests 50% to 75% of net assets in common stocks and other equity securities and 25% to 50% of net assets in bonds. At all times the fund will be invested at least 25% in fixed-income senior securities.

In selecting stocks, the managers primarily invest in U.S. companies that they believe offer the potential for sustainable above-average earnings growth and whose market values appear reasonable in light of their business prospects. The managers follow a disciplined buy and sell strategy in which proprietary research gathered from meetings with senior management teams, government experts and industry leaders plays an important role.

In deciding which bonds to buy and sell, the managers review each bond's fundamentals, comparing yields, credit quality and maturities. The fund can buy many types of bonds, including mortgage- and asset-backed securities and government securities, but invests mainly in corporate bonds.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the types of securities and issuers represented.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

OTHER INVESTMENTS

The fund's bond investments are normally in the top four grades of credit quality. The fund could put up to 10% of total assets -- though no more than 20% of its bond assets -- in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.

Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments, and might not use them at all.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[ICON] This fund may make sense for investors who are looking for stock and bond investments in a single fund.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

With the bond portion of the fund, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. To the extent that the fund invests in bonds from any given industry, it could be hurt if that industry does not do well. An increase in the fund's dollar-weighted average maturity could make it more sensitive to this risk.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies, the relative attractiveness of stocks and bonds or other matters

o to the extent that the fund invests for income, it may miss opportunities in faster-growing stocks

o a bond could decline in credit quality or go into default; this risk is greater with lower rated bonds

o        derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the fund's returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and two broad-based market indexes (which, unlike the fund, do not have any fees or expenses). The performance of both the fund and the indexes varies over time. All figures on this page assume reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

  00.00  00.00  00.00  00.00  00.00  00.00





  '94    '95    '96    '97    '98   '99
--------------------------------------------------------------------------------

2000 Total Return as of March 31: 0.00%
Best Quarter: 0.00%, Q0 0000     Worst Quarter: -0.00%, Q0 '0000

---------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
---------------------------------------------------------------

                          1 Year    5 Years       Since Inception*
--------------------------------------------------------------------------------
Fund                        __        __               __
--------------------------------------------------------------------------------
Index 1                     __        __               __**
--------------------------------------------------------------------------------
Index 2                     __        __               __**
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged, capitalization-weighted index that includes 500 large-cap stocks.

Index 2: Lehman Brothers Aggregate Bond Index, an unmanaged measure of Treasury securities, agency securities, corporate bonds and mortgage securities, weighted by market value.

In both the chart and the table, total returns for ___ through ___ would have been lower if operating expenses hadn't been reduced.

*  1/4/1993

** Index comparisons begin 12/31/1993

How Much Investors Pay

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses and as a shareholder you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)                 None
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                                        0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                              None
--------------------------------------------------------------------------------
Other Expenses*                                                       0.00%
                                                                 ---------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.00%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing,custody, accounting services,and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above, this example is designed to help you compare this fund's expenses to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

1 Year         3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
 $xx             $xxx           $xxx           $xxxx
--------------------------------------------------------------------------------

Other Policies and Risks

While the sections on the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval.

o As a temporary defensive measure, the fund could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the fund was not pursuing its goal.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[ICON] Scudder Kemper, the company with overall responsibility for managing the fund, takes a team approach to asset management.
--------------------------------------------------------------------------------

Who Manages and Oversees the Fund

The investment adviser

The fund's investment adviser is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management.

The fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from the fund. For the 12 months through the most recent fiscal year end, the actual amount the fund paid in management fees was X.XX% of average daily net assets.

The portfolio managers

The following people handle the day-to-day management of the fund.

Gary A. Langbaum                Robert S. Cessine
Lead Portfolio Manager            o Began investment career
  o Began investment career         in 1982
    in 1970                        o Joined the adviser in 1993
  o Joined the adviser in          o Joined the fund team
    1988                             in 1999
  o Joined the fund team
    in 1999

Tracy McCormick
  o Began investment career
    in 1980
  o Joined the adviser in 1994
  o Joined the fund team
    in 1999

The Board

A mutual fund's Board is responsible for the general oversight of the fund's business. The majority of the Board is not affiliated with Scudder Kemper. The independent members have primary responsibility for assuring that the fund is managed in the best interests of its shareholders. The following people comprise the fund's Board.

Lynn S. Birdsong                George M. Lovejoy, Jr.
  o Managing Director,             o President and Director,
    Scudder Kemper                   Fifty Associates (real
    Investments, Inc.                estate corporation)
  o President of the fund
                                 Wesley W. Marple, Jr.
Henry P. Becton, Jr.              o Professor of Business
  o President and General           Administration,
    Manager, WGBH Educational       Northeastern University,
    Foundation                      College of Business Administration

Dawn-Marie Driscoll              Kathryn L. Quirk
  o Executive Fellow, Center      o Managing Director,
    for Business Ethics,            Scudder Kemper
    Bentley College                 Investments, Inc.
  o President, Driscoll           o Vice President and
    Associates (consulting           Assistant Secretary of the fund
    firm)

Peter B. Freeman                  Jean C. Tempel
  o Corporate director and         o Venture Partner, Internet
    trustee                          Capital Corp.

Financial Highlights

This table is designed to help you understand the fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

[TABLE TO BE INSERTED]

How to invest in the fund



The following pages tell you how to invest in the fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial adviser -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."


-------------------------------------------------------------------------------------
                   First investment                 Additional investments
-------------------------------------------------------------------------------------
                   $2,500 or more for regular       $100 or more for regular
                   accounts                         accounts

                   $1,000 or more for IRAs          $50 or more for IRAs

                                                    $50 or more with an Automatic
                                                    Investment Plan
-------------------------------------------------------------------------------------

By mail or express o  Fill out and sign an          o  Send a check and a Scudder
(see below)           application                      investment slip to us at the
                                                       appropriate address below
                   o  Send it to us at the
                      appropriate address, along    o  If you don't have an
                      with an investment check         investment slip, simply include
                                                       a letter with your name,
                                                       account number, the full
                                                       name of the fund, and your
                                                       investment instructions
-------------------------------------------------------------------------------------

By wire            o  Call 1-800-SCUDDER for        o  Call 1-800-SCUDDER for
                      instructions                     instructions
-------------------------------------------------------------------------------------

By phone           --                               o  Call 1-800-SCUDDER for
                                                       instructions
-------------------------------------------------------------------------------------

With an automatic  --                               o  To set up regular investments
investment plan                                        from a bank checking account,
                                                       call 1-800-SCUDDER

                   --
-------------------------------------------------------------------------------------

Using QuickBuy                                      o  Call 1-800-SCUDDER
-------------------------------------------------------------------------------------









--------------------------------------------------------------------------------
[ICON]     Regular mail:
           The Scudder Funds, PO Box 2291, Boston, MA 02107-2291

           Express, registered or certified mail:
           The Scudder Funds, 66 Brooks Drive, Braintree, MA 02184-3839

           Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in an account opened directly with Scudder.


-------------------------------------------------------------------------------------
                   Exchanging into another fund     Selling shares
-------------------------------------------------------------------------------------
                   $2,500 or more to open a new     Some transactions, including
                   account ($1,000 for IRAs)        most for over $100,000, can
                                                    only be ordered in writing; if
                   $100 or more for exchanges       you're in doubt, see page 16
                   between existing accounts
-------------------------------------------------------------------------------------

By phone or wire   o  Call 1-800-SCUDDER for        o  Call 1-800-SCUDDER for
                      instructions                     instructions
-------------------------------------------------------------------------------------

Using SAIL(TM)     o  Call 1-800- 343-2890 and      o  Call 1-800- 343-2890 and
                      follow the instructions          follow the instructions

-------------------------------------------------------------------------------------

By mail, express   Write a letter that includes:    Write a letter that includes:
or fax (see
[below/ next page) o the fund, class, and account   o the fund, class,
and account          number you're exchanging         number from which you want to
                     out of                           sell shares

                   o the dollar amount or number    o the dollar amount or number
                     of shares you want to exchange   of shares you want to sell

                   o the name and class of the      o your name(s), signature(s),
                     fund you want to exchange into   and address, as they appear on
                                                      your account
                   o your name(s), signature(s),
                     and address, as they appear on o a daytime telephone number your account

                   o a daytime telephone number
-------------------------------------------------------------------------------------

By wire            o Call 1-800-SCUDDER for         o Call 1-800-SCUDDER for
                     instructions                     instructions
-------------------------------------------------------------------------------------

With an automatic  --                               o To set up regular cash
withdrawal plan                                       payments from a Scudder
                                                      account, call 1-800-SCUDDER
-------------------------------------------------------------------------------------

Using QuickSell                                     o Call 1-800-SCUDDER
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[ICON] Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. eastern time on any fund business day by calling 1-800-SCUDDER.
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The fund is open for business on each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

--------------------------------------------------------------------------------
[ICON] The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.
--------------------------------------------------------------------------------


SAIL(TM), the Scudder Automated Information Line, is available 24 hours a day by calling 1-800-343-2890. You can use SAIL to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and to sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER.

When you call us to sell shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. Your bank may charge its own fees for handling wires. The fund can only accept wires of $100 or more.

Exchanges among Scudder funds are an option for shareholders who bought their fund shares directly from Scudder and many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions, and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

--------------------------------------------------------------------------------
[ICON] If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.
--------------------------------------------------------------------------------

How the fund calculates share price

The fund's share price is its net asset value per share, or NAV. To calculate NAV, the fund uses the following equation:

                        TOTAL ASSETS - TOTAL LIABILITIES
                       ----------------------------------      = NAV
                       TOTAL NUMBER OF SHARES OUTSTANDING

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days when the funds don't price their shares.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o charge you $10 a year if your account balance falls below $2,500, and close your account and send you the proceeds if your balance falls below $1,000; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, the fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less

o change, add or withdraw various services, fees, and account policies (for example, we may change or terminate the exchange privilege at any time)

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The fund intends to pay income dividends to its shareholders quarterly, in March, June, September and December. Capital gains will be paid to shareholders in November or December. Additional distributions may be made if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o  short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o  taxable income dividends you receive from the fund
--------------------------------------------------------------------------------
o  short-term capital gains distributions you receive from the fund
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o  long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o  long-term capital gains distributions you receive from the fund
--------------------------------------------------------------------------------

The fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before the fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effect of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we may mail one copy per household. For more copies, call 1-800-SCUDDER.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.

Scudder Funds                   SEC
PO Box 2291                     450 Fifth Street, N.W.
Boston, MA 02107-2291           Washington, DC 20549-6009
1-800-SCUDDER                   1-800-SEC-0330

www.scudder.com                 www.sec.gov

SEC File Number        000-0000

                              SCUDDER BALANCED FUND
                       A series of Scudder Portfolio Trust
        A Mutual Fund which Seeks a Balance of Growth and Income, from a
          Diversified Portfolio of Equity and Fixed-income Securities.
             The Fund also Seeks Long-term Preservation of Capital,
             through a Quality-Oriented Investment Approach that is
                            Designed to Reduce Risk.





--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION


                                 April 12, 2000



--------------------------------------------------------------------------------



         This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses of Scudder Balanced Fund, dated April 12, 2000, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

         The Annual Report to Shareholders for Scudder Balanced Fund, dated December 31, 1998, is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.

                                TABLE OF CONTENTS
                                                                                                      Page


THE FUND'S INVESTMENT OBJECTIVES AND POLICIES............................................................1
         General Investment Objectives and Policies .....................................................1
         Investments.....................................................................................1
         Equity Investments..............................................................................2
         Fixed-Income Investments........................................................................2
         Master/feeder structure.........................................................................7
         Investments and Investment Techniques...........................................................8
         Investment Restrictions........................................................................30

PURCHASES...............................................................................................32
         Additional Information About Opening An Account................................................32
         Minimum balances...............................................................................32
         Additional   Information   About  Making   Subsequent
         Investments....................................................................................33
         Additional   Information   About  Making   Subsequent
         Investments by QuickBuy........................................................................33
         Checks.........................................................................................33
         Share Price....................................................................................34
         Share Certificates.............................................................................34
         Other Information..............................................................................34

EXCHANGES AND REDEMPTIONS...............................................................................35
         Exchanges......................................................................................35
         Redemption by Telephone........................................................................36
         Redemption By QuickSell........................................................................37
         Redemption by Mail or Fax......................................................................37
         Redemption-In-Kind.............................................................................38
         Other Information..............................................................................38

FEATURES AND SERVICES OFFERED BY THE FUND...............................................................38
         The No-Load Concept............................................................................38
         Internet access................................................................................39
         Dividend and Capital Gain Distribution Options.................................................40
         Reports to Shareholders........................................................................41
         Transaction Summaries..........................................................................41

THE SCUDDER FAMILY OF FUNDS.............................................................................41

SPECIAL PLAN ACCOUNTS...................................................................................43

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS...............................................................46

PERFORMANCE INFORMATION.................................................................................47
         Average Annual Total Return....................................................................47
         Cumulative Total Return........................................................................48
         Total Return...................................................................................49
         Comparison of Fund Performance.................................................................49

ORGANIZATION OF THE FUND................................................................................52

INVESTMENT ADVISER......................................................................................53
         Personal Investments by Employees of the Adviser...............................................58

TRUSTEES AND OFFICERS...................................................................................58

REMUNERATION............................................................................................61
         Responsibilities  of the Board  -- Board and  Committee
         Meetings.......................................................................................61
         Compensation of Officers and Trustees..........................................................61

DISTRIBUTOR.............................................................................................63

TAXES...................................................................................................63

PORTFOLIO TRANSACTIONS..................................................................................67



                          TABLE OF CONTENTS (continued)
                                                                                                      Page

         Brokerage Commissions..........................................................................67
         Portfolio Turnover.............................................................................68

NET ASSET VALUE.........................................................................................69

ADDITIONAL INFORMATION..................................................................................70
         Experts........................................................................................70
         Shareholder Indemnification....................................................................70
         Other Information..............................................................................70
         Scudder Fund Accounting Corporation ...........................................................71
         Scudder Service Corporation ...................................................................71
         Scudder Trust Company .........................................................................72

FINANCIAL STATEMENTS....................................................................................72

APPENDIX
         Ratings of Municipal and Corporate Bonds.........................................................
         Standard  &  Poor's  Ratings  Services  Earnings  and ...........................................
         Dividend Rankings for Common Stocks..............................................................


THE FUND'S INVESTMENT OBJECTIVES AND POLICIES





         Scudder Balanced Fund (the "Fund,"), is a no-load, diversified series of Scudder Portfolio Trust (the "Trust"), an open-end management investment company which continuously offers and redeems its shares. It is a company of the type commonly known as a mutual fund.

         Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Fund may engage (such as hedging, etc.) or a financial instrument which the Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

General Investment Objectives and Policies

         Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented investment approach designed to reduce risk.


         The Fund is intended to provide -- through a single investment -- access to a wide variety of seasoned stock and investment-grade bond investments. Common stocks and other equity investments provide long-term growth potential to help offset the effects of inflation on an investor's purchasing power. Bonds and other fixed-income investments provide current income and may, over time, help reduce fluctuations in the Fund's share price. While the Fund maintains a balanced investment program, its price can fluctuate daily with changes in stock market levels, interest rates and other factors. There can be no assurance that the Fund's objectives will be met.

         Except as otherwise indicated, the Fund's investment objectives and policies are not fundamental and may be changed by a vote of the Trustees without a shareholder vote.

Investments

         In seeking its objectives of a balance of growth and income as well as long-term preservation of capital, the Fund invests in a diversified portfolio of equity and fixed-income securities. The Fund invests, under normal circumstances, 50% to 75% of its net assets in common stocks and other equity investments. The Fund's remaining assets are allocated to investment-grade bonds and other fixed-income securities, including cash reserves. For liquidity and temporary defensive purposes, the Fund may invest without limit in cash and in other money market and short-term instruments. It is impossible to predict for how long such alternate strategies may be utilized.

         The Fund will, on occasion, adjust its mix of investments among equity securities, bonds, and cash reserves. In reallocating investments, the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), weighs the relative values of different asset classes and expectations for future returns. In doing so, the Adviser analyzes, on a global basis, the level and direction of interest rates, capital flows, inflation expectations, anticipated growth of corporate profits, monetary and fiscal policies around the world, and other related factors.

         The Fund does not take extreme investment positions as part of an effort to "time the market." Shifts between stocks and fixed-income investments are expected to occur in generally small increments within the guidelines adopted in the Fund's prospectus and this Statement of Additional Information. The Fund is designed as a conservative long-term investment program.

         While the Fund emphasizes U.S. equity and debt securities, it may invest a portion of its assets in foreign securities, including depositary receipts. The Fund's foreign holdings will meet the criteria applicable to its domestic investments. The international component of the Fund's investment program is intended to increase diversification, thus reducing risk, while providing the opportunity for higher returns.

         In addition, the Fund may invest in securities on a when-issued or forward delivery basis and may utilize various other strategic transactions. Please refer to Investments and Investment Techniques - "Strategic Transactions and Derivatives" for more information.

Equity Investments

         The Fund normally invests at least 50%, but no more than 75%, of its net assets in equity securities. The Fund's equity investments generally consist of common stocks, preferred stocks, warrants and securities convertible into common stocks, of companies that, in the Adviser's judgment, are of above-average financial quality and offer the prospect for above-average growth in earnings and capital. The Fund invests primarily in securities issued by medium-to-large size domestic companies with annual revenues or market capitalizations of at least $1 billion and, in the opinion of the Adviser, offer above-average potential for price appreciation. The Fund seeks to invest in companies that have relatively consistent and above-average rates of growth; companies that are in a strong financial position with high credit standings and profitability; firms with important business franchises, leading products, or dominant marketing and distribution systems; companies guided by experienced and motivated managements; and, companies selling at attractive market valuations.


         At least 65% of the value of the Fund's common stocks will be of issuers which qualify, at the time of purchase, for one of the three highest equity earnings and dividends ranking categories (A+, A or A-) of Standard & Poor's Ratings Services, a Division of The McGraw-Hill Companies, Inc. ("S&P"), or if not ranked by S&P, are judged to be of comparable quality by the Adviser. S&P assigns earnings and dividends rankings to corporations based on a number of factors, including stability and growth of earnings and dividends. Rankings by S&P are not an appraisal of a company's creditworthiness, as is true for S&P's debt security ratings, nor are these rankings intended as a forecast of future stock market performance. In addition to using S&P's rankings of earnings and dividends of commons stocks, the Adviser conducts its own analysis of a company's history, current financial position, and earnings prospects.


Fixed-Income Investments

         To enhance income and stability, the Fund normally invests 25% to 50% of its net assets in investment-grade fixed-income securities. However, at least 25% of the Fund's net assets will always be invested in fixed-income senior securities. To the extent that the Fund invests in convertible senior securities only that portion of the value of such securities attributable to their fixed-income characteristics will be used in calculating the 25% requirement. The Fund can invest in a broad range of corporate bonds and notes, convertible bonds, and convertible preferred securities of varying maturities. Longer-term bonds generally are more volatile than bonds with shorter maturities. It may also purchase U.S. Government securities and obligations of federal agencies that are not backed by the full faith and credit of the U.S. Government, such as obligations of the Federal Home Loan Banks, Farm Credit Banks, and the Federal Home Loan Mortgage Corporation. The Fund may also invest in obligations of international agencies, foreign debt securities (both U.S. dollar and non-U.S. dollar denominated), mortgage-backed and other asset-backed securities, municipal obligations, debt securities issued by real estate investment trusts ("REITs"), zero coupon securities, indexed securities, illiquid securities and reverse repurchase agreements, and engage in dollar-roll transactions. The value of fixed-income investments will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and decline as interest rates rise.

         For liquidity and defensive purposes, the Fund may invest up to 100% of its assets in money market securities such as commercial paper, banker's acceptances, and certificates of deposit issued by domestic and foreign branches of U.S. banks and in other short-term investments. The Fund may also enter into repurchase agreements with respect to U.S. Government securities.

         The Fund's fixed-income component is of high quality. At least 75% of the value of the Fund's debt securities will be high grade, that is, rated within the three highest quality ratings of Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa and A) or S&P (AAA, AA and A), or, if unrated, judged to be of equivalent quality as determined by the

Adviser at the time of purchase. Securities must also meet credit standards applied by the Adviser. Moreover, the Fund does not purchase debt securities rated below Baa by Moody's or BBB by S&P. These debt securities generally offer less current yield than securities of lower quality, but lower-quality securities generally have less liquidity, greater credit and market risk, and consequently more price volatility. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security. (See "APPENDIX.")

Master/feeder structure


         The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder structure fund as described below.


         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


Interfund Borrowing and Lending Program

         The Fund has received exemptive relief from the SEC, which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Adviser. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Fund may engage in reverse repurchase agreements and dollar rolls for any purpose.


Investments and Investment Techniques

Zero Coupon Securities. The Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation (or depreciation) as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks because zero coupon convertible securities are usually issued with shorter maturities (15 years or less) and with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities has stated that for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. government securities.

         The Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have their beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.


         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself. (See "TAXES.")


Real Estate Investment Trusts. The Fund may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

         Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 as amended (the "Code"), and to maintain exemption from the registration requirements of the Investment Company Act of 1940 (the "1940 Act"). By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Mortgage-Backed Securities and Mortgage Pass-Through Securities. The Fund may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations as further described below. The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities.


         When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of mortgage-related securities and increasing their volatility, affecting the price volatility of the Fund's shares.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing, or foreclosure, net of fees or costs which may be incurred. Because principal may be prepaid at any time, mortgage-backed securities may involve significantly greater price and yield volatility than traditional debt securities. Some mortgage-related securities such as securities issued by the Government National Mortgage Association ("GNMA") are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.


         The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of the Fund's shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.


         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

         FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.


         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.


Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may not be as liquid as other securities.

         In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.


Other Mortgage-Backed Securities. The Adviser expects that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. The Fund will not purchase mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid if, as a result, more than 10% of the value of the Fund's total assets will be illiquid. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with the Fund's investment objectives, policies, and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities. The securitization techniques used to develop mortgaged-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with the Fund's investment objectives and policies, the Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.


         Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust (Trust) whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the Trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage to or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.


         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

         The Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability and would be subject to the Fund's restriction on restricted or illiquid securities. In addition, there may be no liquid market for such securities.

         The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Indexed Securities. The Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).


         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.


When-Issued Securities. The Fund may purchase securities on a "when-issued" or "forward delivery" basis for payment and delivery at a later date. The price of such securities, which is generally expressed in yield terms, is generally fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest on the when-issued or forward delivery securities accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund will earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund make the commitment to purchase a security on a when-issued or forward delivery basis, they will record the transaction and reflect the value of the security in determining their net asset values. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Fund does not believe that its net asset values or income will be adversely affected by their purchase of securities on a when-issued or forward delivery basis.

Municipal Obligations. The Fund may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories, and possessions of the U.S., and their political subdivisions, agencies, and instrumentalities, and the District of Columbia to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors. The two principal classifications of municipal obligations are "notes" and "bonds." The return on municipal obligations is ordinarily lower than that of taxable obligations. The Fund may acquire municipal obligations when, due to disparities in the debt securities markets, the anticipated total return on such obligations is higher than that on taxable obligations. The Fund has no current intention of purchasing tax-exempt municipal obligations that would amount to greater than 5% of the Fund's total assets.

Repurchase Agreements. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System and any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

         A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the Fund acquires a security ("Obligation") and the seller (i.e. the bank or the broker-dealer) agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such obligations is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry System.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may cause loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of their sale of the securities underlying the repurchase agreement to a third party are less than the repurchase price. To protect against such potential loss, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Repurchase Commitments. The Fund may enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase. Such transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

Dollar Roll Transactions. The Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker/dealers (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

         The Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash or liquid assets in an amount sufficient to meet their purchase obligations under the transactions. The Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

         Dollar rolls are treated for purposes of the 1940 Act as borrowings of the Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgos the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on their borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

         The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security that the Fund are required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that they receive from a dollar roll will provide a return that exceeds borrowing costs.

         The Trustees of the Trust, on behalf of the Fund, have adopted guidelines to ensure that those securities received are substantially identical to those sold. To reduce the risk of default, the Fund will engage in such transactions only with counterparties selected pursuant to such guidelines.





Lending of Portfolio Securities. The Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers, and are required to be secured continuously by collateral in cash or liquid assets, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans may be made only to firms deemed by the Adviser to be of good standing. The value of the securities loaned will not exceed 5% of the value of the Fund's total assets at the time any loan is made.

Warrants. The Fund may invest in warrants up to 5% of the value of its total assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Reverse Repurchase Agreements. The Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. The Fund will enter into reverse repurchase agreements only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Borrowing. The Fund may not borrow money, except as permitted under Federal law. The Fund will borrow only when the Adviser believes that borrowing will benefit the Fund after taking into account considerations such as the costs of the borrowing. The Fund does not expect to borrow for investment purposes, to increase return or leverage the portfolio. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Investment Company Securities. The Fund may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, the Fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.

Illiquid Securities. The Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for use by the Adviser in determining whether a security is illiquid. The Fund has adopted 144A procedures.

         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; or (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.


         Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors the Adviser may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).


Foreign Securities. While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities of the same types as the domestic securities in which the Fund may invest when the anticipated performance of foreign securities is believed by the Adviser to offer more potential than domestic alternatives in keeping with the investment objectives of the Fund.

         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Fund's performance. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, Inc. (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on their portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, the Fund will not invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.

         Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and the value of these assets for the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies, if any, into U.S. dollars on a daily basis. It may do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct their foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts. (See "Currency Transactions" for more information.)

         To the extent that the Fund invests in foreign securities, the Fund's share price could reflect the movements of both the different stock and bond markets in which it is invested and the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies could account for part of that Fund's investment performance.

Common stocks. The Fund may invest in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund may participate in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Convertible Securities. The Fund may invest in convertible securities; that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

         The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.


         As fixed-income securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

         Convertible securities may be issued as fixed-income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities are generally expected to be less volatile than the underlying common stocks as they are usually issued with short to medium length maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Depositary Receipts. The Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Fund's investment policies, the Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in the Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

         In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limitations imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to
Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Fund, and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Fund.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

         If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. . The Fund will not purchase call options unless the aggregate premiums paid on all options held by the Fund at any time do not exceed 20% of its total assets. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not purchase put options unless the aggregate premiums paid on all options held by the Fund at any time do not exceed 20% of its total assets. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         The Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

         The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         The Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as the Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

         Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid assets denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

         OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any. Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

Investment Restrictions

         The Fund is under no restriction as to the amount of portfolio securities which may be bought or sold. Unless specified to the contrary, the following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of the Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.


                  Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund. The Fund is under no restriction as to the amount of portfolio securities which may be bought or sold.


         The Fund has elected to be classified as a diversified series of an open-end management investment company. In addition, as a matter of fundamental policy, the Fund may not:


         (1)      borrow  money,  except as  permitted  under  the 1940 Act,  as
                  amended,   and  as   interpreted  or  modified  by  regulatory
                  authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (5)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;

         (6) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

         (7) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


         The Trustees of the Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of the Fund's affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

         As a matter of non-fundamental policy the Fund does not currently intend to:


         (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;


         (2) enter into either reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

         (3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         (7) lend portfolio securities in an amount greater than 5% of its total assets.

PURCHASES



Additional Information About Opening An Account


         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-SCUDDER to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.


         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Minimum balances

         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Trustees. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.


         The Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

o assess an annual $10 per Fund charge (with the fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.


         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Additional Information About Making Subsequent Investments


         Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. Contact the Distributor at 1-800-SCUDDER for additional information. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.


Additional Information About Making Subsequent Investments by QuickBuy


         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.


         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.


         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.


         If shares of the Fund are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the applicable Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds


         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).


         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.


         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.


Share Price


         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") by the close of regular trading on the Exchange.


Share Certificates


         Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.


Other Information


         The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

         The Board of Trustees and the Distributor each has the right to limit, for any reason, the amount of purchases by, and to refuse to, sell to any person, and each may suspend or terminate the offering of shares of the Fund at any time for any reasons.

         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor. The Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the applicable Fund with a tax identification number during the 30-day notice period.

         The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.


EXCHANGES AND REDEMPTIONS




Exchanges


         Exchanges are comprised of a redemption from one Scudder fund and purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in another fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges into a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time. There is no charge to the shareholder for any exchange described above (except for exchanges from funds which impose a redemption fee on shares held less than a year. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-SCUDDER.

Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.


Redemption by Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.


         Telephone redemption is not available with respect to shares held in certain retirement accounts.


         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve Bank wire to the bank account designated on the application unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5.00 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their banks and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.


         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


         Redemption requests by telephone (technically a repurchase by agreement between the Trust and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared, which may take up to seven business days.

Redemption By QuickSell


         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Redemption by Mail or Fax



         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed .


         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor/executrix, certificates of corporate authority and waivers of tax (required in some states when settling estates).


         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven business days for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information please call 1-800-SCUDDER.


Redemption-In-Kind


         The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.


Other Information


         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Fund does not impose a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")


         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) the SEC may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.



FEATURES AND SERVICES OFFERED BY THE FUND




The No-Load Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because funds and classes in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder uses the phrase no-load to distinguish funds in the Scudder Family of Funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.




Internet access

World Wide Web Site -- The address of the Scudder Funds site is http://www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.




Dividend and Capital Gain Distribution Options


         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-SCUDDER or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

         Reinvestment is usually made at the closing net asset value determined on the day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-SCUDDER. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.


         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Reports to Shareholders

         The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights.

Transaction Summaries


         Annual summaries of all transactions in the Fund account are available to shareholders. The summaries may be obtained by calling 1-800-SCUDDER.



THE SCUDDER FAMILY OF FUNDS


         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds; a list of Scudder's funds follows.





MONEY MARKET
         Scudder U.S. Treasury Money Fund
         Scudder Cash Investment Trust
         Scudder Money Market Series^+
         Scudder Government Money Market Series^+

TAX FREE MONEY MARKET
         Scudder Tax Free Money Fund
         Scudder Tax Free Money Market Series+
         Scudder California Tax Free Money Fund*
         Scudder New York Tax Free Money Fund*

TAX FREE
         Scudder Limited Term Tax Free Fund
         Scudder Medium Term Tax Free Fund
         Scudder Managed Municipal Bonds
         Scudder High Yield Tax Free Fund
         Scudder California Tax Free Fund*
         Scudder Massachusetts Limited Term Tax Free Fund*
         Scudder Massachusetts Tax Free Fund*
         Scudder New York Tax Free Fund*
         Scudder Ohio Tax Free Fund*
         Scudder Pennsylvania Tax Free Fund*

U.S. INCOME
         Scudder Short Term Bond Fund
         Scudder GNMA Fund
         Scudder Income Fund
         Scudder Corporate Bond Fund
         Scudder High Yield Bond Fund


---------------
+ The institutional class of shares is not part of the Scudder Family of Funds.
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

GLOBAL INCOME
         Scudder Global Bond Fund
         Scudder International Bond Fund
         Scudder Emerging Markets Income Fund

ASSET ALLOCATION
         Scudder Pathway Series: Conservative Portfolio
         Scudder Pathway Series: Balanced Portfolio
         Scudder Pathway Series: Growth Portfolio
         Scudder Pathway Series: International Portfolio

U.S. GROWTH AND INCOME
         Scudder Balanced Fund
         Scudder Dividend & Growth Fund
         Scudder Growth and Income Fund
         Scudder Select 500 Fund
         Scudder 500 Index Fund
         Scudder Real Estate Investment Fund

U.S. GROWTH

     Value
         Scudder Large Company Value Fund
         Scudder Value Fund**
         Scudder Small Company Value Fund
         Scudder Micro Cap Fund

     Growth
         Scudder Classic Growth Fund**
         Scudder Large Company Growth Fund
         Scudder Select 1000 Growth Fund
         Scudder Development Fund
         Scudder 21st Century Growth Fund

GLOBAL EQUITY

     Worldwide
         Scudder Global Fund
         Scudder International Value Fund
         Scudder International Growth and Income Fund
         Scudder International Fund***
         Scudder International Growth Fund Scudder Global Discovery Fund** Scudder Emerging Markets Growth Fund Scudder Gold Fund

     Regional
         Scudder Greater Europe Growth Fund
         Scudder Pacific Opportunities Fund
         Scudder Latin America Fund
         The Japan Fund, Inc.


---------------
**       Only the Scudder Shares are part of the Scudder Family of Funds.
***      Only the International Shares are part of the Scudder Family of Funds.

INDUSTRY SECTOR FUNDS

     Choice Series
         Scudder Financial Services Fund
         Scudder Health Care Fund
         Scudder Technology Fund

SCUDDER PREFERRED SERIES
         Scudder Tax Managed Growth Fund
         Scudder Tax Managed Small Company Fund


         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.


         Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-SCUDDER.




SPECIAL PLAN ACCOUNTS


         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, such as a pension or profit sharing plan, a governmental plan, a simplified employee pension plan, a simple retirement account, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. If an individual is an active participant, the deductibility of his or her IRA contributions in 2000 is phased out if the individual has gross income between $32,000 and $42,000 and is single, if the individual has gross income between $52,000 and $62,000 and is married filing jointly, or if the individual has gross income between $0 and $10,000 and is married filing separately; the phase-out ranges for individuals who are single or married filing jointly are subject to annual adjustment through 2005 and 2007, respectively. If an individual is married filing jointly and the individual's spouse is an active participant but the individual is not, the deductibility of his or her IRA contributions is phased out if their combined gross income is between $150,000 and $160,000. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples, even if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

Scudder Roth IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, certain medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

         An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-SCUDDER.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS



         The Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, that Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")

         The Fund intends to distribute investment company taxable income, exclusive of net short-term capital gains in excess of net long-term capital losses, in March, June, September and December each year. Distributions of net capital gains realized during each fiscal year will be made annually before the end of the Fund's fiscal year on December 31. Additional distributions, including distributions of net short-term capital gains in excess of net long-term capital losses, may be made, if necessary.

         The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax, although an additional distribution may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Distributions of investment company taxable income and net realized capital gains are taxable (see "TAXES"), whether made in shares or cash. Additional distributions may be made if necessary.

         Both types of distributions will be made in shares of that Fund and confirmation will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.


PERFORMANCE INFORMATION




         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manners:


Average Annual Total Return


         Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years (or such shorter periods as may be applicable dating from the commencement of the Fund's operation), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):


                      T = (ERV/P)^1/n - 1 Where:

          T       =        Average Annual Total Return
          P       =        a hypothetical initial investment of $1,000
          n       =        number of years
          ERV     =        ending redeemable value: ERV is the value, at the end
                           of the applicable  period,  of a hypothetical  $1,000
                           investment made at the beginning of the applicable period


                                 [To Be Updated]

         Average Annual Total Return for periods ended December 31, 1999

                        One Year     Five Years     Ten Years       Life of Fund
Balanced Fund(1)          ___%          ____%           -              _____%

(1) Life of the Fund is for the period beginning January 4, 1993 (commencement of operations). The Average Annual Total Return for the one year, five years and life of the Fund periods would have been lower, had the Adviser not maintained Fund expenses.



Cumulative Total Return


         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods according to the following formula (cumulative total return is then expressed as a percentage):


                             C = (ERV/P) - 1
     Where:

          C        =       Cumulative Total Return
          P        =       a hypothetical initial investment of $1,000
          ERV      =       Ending redeemable value: ERV is the value, at the end
                           of the applicable  period,  of a hypothetical  $1,000
                           investment made at the beginning of the applicable period


           Cumulative Total Return for periods ended December 31, 1999

                     One Year       Five Years      Ten Years       Life of Fund

Balanced Fund(1)      _____%           ____%            -              ______%





(1) Life of the Fund is for the period beginning January 4, 1993 (commencement of operations). The Cumulative Total Return for the one year, five years and life of the Fund periods would have been lower, had the Adviser not maintained Fund expenses.

Total Return

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.




Comparison of Fund Performance

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.

         From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Fund may be advertised as an investment choice in Scudder's college planning program.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.


         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.




         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund.

ORGANIZATION OF THE FUND


         The Fund is a separate diversified series of Scudder Portfolio Trust, formerly Scudder Income Fund, a Massachusetts business trust established under a Declaration of Trust dated September 20, 1984, as amended. The

Trust's predecessor was organized as a Massachusetts corporation in 1928 by the investment counsel firm of Scudder, Stevens & Clark, Inc., the predecessor to Scudder Kemper Investments, Inc.

         On November 4, 1987, the par value of the shares of beneficial interest of the Trust was changed from no par value to $0.01 par value per share. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which are of one class and have equal rights as to voting, dividends, and liquidation. The Trustees have the authority to issue two or more series of shares and to designate the relative rights and preferences as between the different series. If more than one series of shares were issued and a series were unable to meet its obligations, the remaining series might have to assume the unsatisfied obligations of that series. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this combined Statement of Additional Information and in the Fund's prospectus.


         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The Trustees, in their discretion, may authorize the division of shares of a series into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

         The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined, in the manner provided in the Declaration of Trust, that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


INVESTMENT ADVISER




         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in the Adviser, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of the Adviser. The Adviser's name changed to Scudder Kemper Investments, Inc. On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial
Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.



         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.


         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. as well as providing investment advice to over 280 open and closed-end mutual funds.




         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. Scudder's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Adviser with respect to the Fund are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

         In certain cases, the investments for the Fund are managed by the same individuals who manage one or more other mutual funds advised by the Adviser, that have similar names, objectives and investment styles. You should be aware that the Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of these other mutual funds.




         The present investment management agreement (the "Agreement") was approved by the Trustees on August 10, 1998, became effective September 7, 1998 and was approved at a shareholder meeting held on December 15, 1998. The Agreement will continue in effect until September 30, 2000 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         Under the Agreement, the Adviser provides the Fund with continuing investment management for that Fund's portfolio consistent with the Fund's investment objective, policies, and restrictions, and determines what securities will be purchased for the portfolio of the Fund, what portfolio securities will be held or sold by the Fund, and what portion of the Fund's assets will be held uninvested, subject always to the provisions of the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code, the Fund's investment objective, policies, and restrictions, and subject, further, to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

         The Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund is (such as the Fund's transfer agent, pricing agents, custodian, accountants, and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state, and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.


         The Adviser pays the compensation and expenses (except those for attending Board and committee meetings outside New York, New York and Boston, Massachusetts) of all Trustees, officers, and executive employees of the Trust affiliated with the Adviser, and makes available, without expense to the Trust, the services of such Trustees, officers, and employees of the Adviser as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve, and to any limitations imposed by law, and provides the Trust's office space and facilities.


                                 [To Be Updated]

         For the Adviser's services, the Fund pays the Adviser 0.70%, payable monthly, provided the Fund will make such interim payments as may be requested by Scudder not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. From November 1, 1997 until April 30, 1998, the Adviser had agreed to waive management fees or reimburse the Fund to the extent necessary so that the total annualized expenses of the Fund did not exceed 1.10% of the average daily net assets. The Adviser retains the ability to be repaid by the Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease the Fund's expenses and improve its performance. For the fiscal year ended December 31, 1997, the Adviser did not impose a portion of its management fee amounting to $483,894, and the fee imposed amounted to $480,340. For the fiscal year ended December 31, 1998, the Adviser did not impose a portion of its fees amounting to $104,241, and the portion imposed amounted to $1,280,874. For the fiscal year ended December 31, 1999, the Adviser did not impose a portion of its management fee amounting to $_______, and the amount imposed amounted to $______, of which $_______ was unpaid at December 31, 1999.

         Under the Agreement the Fund is responsible for all of its other expenses including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the transfer agent; the cost of preparing share certificates and any other expenses including clerical expenses of issue, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of the Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Trust may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto. The Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of the Fund for portfolio pricing services, if any.


         The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.


         In reviewing the terms of the Agreement and in discussions with the Adviser concerning the Agreement, the Trustees of the Trust who are not "interested persons" of the Trust have been represented by independent counsel at the Fund's expense.

         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Fund that may have different distribution arrangements or expenses, which may affect performance.


         None of the officers or Trustees of the Trust may have dealings with the Trust as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of that Fund.


         The term Scudder Investments is the designation given to the services provided by Scudder Kemper Investments, Inc. and its affiliates to the Scudder Family of Funds.

AMA InvestmentLink (SM) Program

         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.


Personal Investments by Employees of the Adviser


         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                                [To Be Updated]


TRUSTEES AND OFFICERS


                                                                                          Position with
                                     Position with                                        Underwriter, Scudder
Name, Age and Address                Fund                   Principal Occupation**        Investor Services, Inc.
---------------------                ----                   ----------------------        -----------------------

Lynn S. Birdsong (53)+               President              Managing Director of          Senior Vice President
                                                            Scudder Kemper Investments,
                                                            Inc.

Henry P. Becton, Jr. (56)            Trustee                President and General          --
125 Western Avenue                                          Manager, WGBH Educational
Allston, MA 02134                                           Foundation

Dawn-Marie Driscoll (53)             Trustee                Executive Fellow, Center       --
4909 SW 9th Place                                           for Business Ethics,
Cape Coral, FL  33914                                       Bentley College; President,
                                                            Driscoll Associates
                                                            (consulting firm)

Peter B. Freeman (67)                Trustee                Corporate Director and         --
100 Alumni Avenue                                           Trustee
Providence, RI  02906

George M. Lovejoy, Jr. (69)=         Trustee                President and Director,        --
50 Congress Street, Suite 543                               Fifty Associates
Boston, MA  02109                                           (real estate corporation)

                                       58

                                                                                          Position with
                                     Position with                                        Underwriter, Scudder
Name, Age and Address                Fund                   Principal Occupation**        Investor Services, Inc.
---------------------                ----                   ----------------------        -----------------------

Wesley W. Marple, Jr. (68)=          Trustee                Professor of Business         --
Northeastern University                                     Administration,
413 Hayden Hall                                             Northeastern University,
360 Huntington Ave.                                         College of Business
Boston, MA  02115                                           Administration

Kathryn L. Quirk (47)*#=             Trustee, Vice          Managing Director of          Director, Senior Vice
                                     President and          Scudder Kemper Investments,   President, Chief Legal
                                     Assistant Secretary    Inc.                          Officer and Assistant
                                                                                          Clerk

Jean C. Tempel (57)                  Trustee                Venture Partner, Internet     --
Internet Capital Group                                      Capital Group
Ten Post Office Square
Suite 1325
Boston, MA  02109-4603

Kelly D. Babson (41)+                Vice President         Managing Director of          --
                                                            Scudder Kemper Investments,
                                                            Inc.

Robert S. Cessine (50)@              Vice President         Managing Director of          --
                                                            Scudder Kemper Investments,
                                                            Inc.

Gary A. Langbaum (51)@               Vice President         Managing Director of          --
                                                            Scudder Kemper Investments,
                                                            Inc.

Ann M. McCreary (43)#                Vice President         Managing Director of          --
                                                            Scudder Kemper Investments,
                                                            Inc.



John R. Hebble (41)+                 Treasurer              Senior Vice President,        Assistant Treasurer
                                                            Scudder Kemper
                                                            Investments, Inc.

                                       59


                                                                                          Position with
                                     Position with                                        Underwriter, Scudder
Name, Age and Address                Fund                   Principal Occupation**        Investor Services, Inc.
---------------------                ----                   ----------------------        -----------------------

John Millette (37)+                  Vice President and     Assistant Vice President of   --
                                     Secretary              Scudder Kemper Investments
                                                            Inc.

Caroline Pearson (38)+               Assistant Secretary    Senior Vice President,        Clerk
                                                            Scudder Kemper Investments,
                                                            Inc.; Associate, Dechert
                                                            Price & Rhoads (law firm)
                                                            1989 to 1997

* Mr. Birdsong and Ms. Quirk are considered by the Trust and its counsel to be persons who are "interested persons" of the Adviser or of the Trust (within the meaning of the 1940 Act).
** Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
=        Messrs.  Lovejoy,  Marple and Ms.  Quirk are  members of the  Executive
         Committee, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.
+        Address: Two International Place, Boston, Massachusetts
#        Address: 345 Park Avenue, New York, New York
@        222 South Riverside Plaza, Chicago, Illinois

                       [To Be Updated]

         As of March 31, 2000, all Trustees and officers of the Trust as a group owned beneficially (as defined in Section 13(d) of the Securities Exchange Act of 1934) _________ shares, or ____% of the shares of the Balanced Fund.

         As of March 31, 2000, _________ shares in the aggregate, or _____% of the outstanding shares of the Balanced Fund, were held in the name of Scudder Trust Company, trustee for Farmer's Group Inc., Employees Profit Sharing Savings, Attn: Linda Yezek, 4680 Whilshire Blvd., Los Angeles, CA 90010, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         To the knowledge of the Trust, as of March 31, 2000, no person owned beneficially more than 5% of the Fund's outstanding shares except as stated above.


         The Trustees and officers of the Trust also serve in similar capacities with other Scudder funds.


REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings


         The Board of Trustees is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.


Compensation of Officers and Trustees


         The Independent Trustees receive the following compensation from the Funds of Scudder Portfolio Trust: an annual Trustee's fee of $2,400 for a Fund in which total net assets do not exceed $100 million; $4,800 for a Fund in which total net assets exceed $100 million but do not exceed $1 billion and $7,200 for a Fund in which total net assets exceed $1 billion; a fee of $150 for attendance at each board meeting, audit committee meeting or other meeting held for the purposes of considering arrangements between the Trust on behalf of the Fund and the Adviser or any affiliate of the Adviser; $75 for all other committee meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. The Independent Trustee who serves as lead or liaison trustee receives an additional annual retainer fee of $500 from the Fund. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at trustees' educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences or service on special trustee task forces or subcommittees.
Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation.


         The Independent Trustees of the Fund also serve as Independent Trustees of certain other Scudder Funds, which enables them to address investment and operational issues that are common to many of the Funds in a cost-efficient and effective manner. During 1998, the Independent Trustees participated in 26 meetings of the Fund's board or board committees, which were held on 21 different days during the year.

         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1998 from the Trust and from all of the Scudder funds as a group. In 1998, the Trustees of Scudder Portfolio Trust met nine times. Scudder Portfolio Trust consists of four funds: Scudder Balanced Fund, Scudder Income Fund, Scudder High Yield Bond Fund and Scudder Corporate Bond Fund.


                                 [To Be Updated]



Name                         Scudder Portfolio Trust*             All Scudder Funds
----                         ------------------------             -----------------


Henry Becton, Jr.,                  $19,063                      $135,000 (28 funds)
Trustee

Dawn-Marie Driscoll,                $20,475                      $145,000 (28 funds)
Trustee

Peter B. Freeman,                   $21,549                      $172,425 (45 funds)
Trustee

George M. Lovejoy, Jr.,             $19,063                      $148,600 (29 funds)
Trustee

Wesley W. Marple, Jr.,              $19,063                      $135,000 (28 funds)
Trustee

Jean C. Tempel, Trustee             $19,031                      $135,000 (29 funds)


* Scudder Portfolio Trust consists of four funds: Scudder Balanced Fund, Scudder Income Fund, Scudder High Yield Bond Fund and Scudder Corporate Bond Fund.


     Members of the Board of Trustees who are employees of Scudder or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of Scudder, or its affiliates, as a result of which they may be deemed to participate in fees paid by the Fund.

     During 1999, the Independent Trustees participated in 25 meetings of the Fund's board or board committees, which were held on 21 different days during the year.



DISTRIBUTOR


         The Trust, on behalf of the Fund, has an underwriting agreement with Scudder Investor Services, Inc., Two International Place, Boston, MA 02110 (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser. The Trust's underwriting agreement dated September 7, 1998 will remain in effect until September 30, 2000 and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement was last approved by the Trustees on August 10, 1998.

         Under the underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust as a broker/dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of customer service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 plan is in effect which provides that the Fund will bear some or all of such expenses. As agent, the Distributor currently offers the Fund's shares on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value and no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

         Note: Although the Fund does not currently have a 12b-1 Plan, the Fund will also pay those fees and expenses permitted to be paid or assumed by the Trust pursuant to a 12b-1 Plan, if any, adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement.



TAXES




         The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. The Fund intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.


         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.


         The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between such reported gains and the shareholder's tax credit. If the Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.


         Distributions of investment company taxable income are taxable to shareholders as ordinary income.


         Dividends from domestic corporations are not expected to comprise a substantial part of the Fund's gross income. If any such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.


         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.


         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($52,000 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $52.000 and $62,000; $32,000 for a single individual, with a phase-out for adjusted gross income between $32,000 and

$42,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA ($2,500 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Dividend and interest income received by the Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

         Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in the Fund's portfolio similar to the property underlying the put option. If the Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.


         Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.


         Many futures and forward contracts entered into by the Fund and listed nonequity options written or purchased by the Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss.

         Positions of the Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.

         Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

         Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

         The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark-to-market losses and any loss from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund-level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.


         A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to a Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund's level. In addition, if the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.




         The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.



         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.


PORTFOLIO TRANSACTIONS

Brokerage Commissions

         Allocation of brokerage is supervised by the Adviser.


         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

         The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or the Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Adviser or the Fund in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser will not place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Fund for this service.

         Although certain research services from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         The Trustees review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

                                 [To Be Updated]

         For the fiscal years ended December 31, 1999, 1998 and 1997, Balanced Fund paid brokerage commissions of $_______, $130,158 and $85,249, respectively. In the fiscal year ended December 31, 1999, Balanced Fund paid $_______ (_____% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research services to the Trust or Adviser. The amount of brokerage transactions aggregated $___________, of which __________ (_____% of all brokerage transactions) were transactions which included research commissions.







Portfolio Turnover


         The Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage and transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective.

                                 [To Be Updated]

         For the years ended December 31, 1999, 1998 and 1997, the portfolio turnover rates for Balanced Fund was _____%, 74.7% and 69.7%, respectively.







NET ASSET VALUE


         The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price on the exchange it is traded as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system will be valued at its most recent sale price on such system as of the Value Time. Lacking any sales, the security will be valued at the most recent bid quotation as of the Value Time. The value of an equity security not quoted on the Nasdaq system, but traded in another over-the-counter market, is its most recent sale price if there are any sales of such security on such market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean quotation for such security as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation as of the Value Time.

         Debt securities, other than money market instruments, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments with an original maturity of sixty days or less maturing at par shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.


ADDITIONAL INFORMATION

Experts


         The Financial highlights of the Fund included in the Fund's prospectuss and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP audits the financial statements of the Fund and provided other audit, tax, and related services.


Shareholder Indemnification


         The Trust is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund's property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Fund's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.


Other Information

         The CUSIP number of Balanced Fund is 811192-20-2.



         Balanced Fund has a fiscal year end of December 31.




         Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in light of the Fund's objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

         Portfolio securities of the Fund are held separately pursuant to a custodian agreement by the Fund's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.

         The law firm of Dechert Price & Rhoads is counsel to the Fund.

         The name "Scudder Portfolio Trust" is the designation of the Trust for the time being under a Declaration of Trust dated September 20, 1984, as amended from time to time, and all persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Trustees, officers, agents, shareholders nor other series of the Trust assume any personal liability for obligations entered into on behalf of the Fund. No other series of the Trust assumes any liabilities for obligations entered into on behalf of the Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.


Scudder Fund Accounting Corporation


                                 [To Be Updated]

         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. The Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service.

         For the fiscal years ended December 31, 1997, 1998 and 1999, Balanced Fund incurred charges of $48,318, $+58,918 and $______, respectively, of which $_____ was unpaid on December 31, 1999.





Scudder Service Corporation

                                 [To Be Updated]

         Scudder Service Corporation ("SSC"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Fund. The Fund pays Service Corporation an annual fee of $26.00 for each account maintained for a participant.

         For the fiscal yeara ended December 31, 1997, 1998 and 1999, Balanced Fund incurred charges of $269,472, $360,787 and $_______, respectively, of which $_______ was unpaid on December 31, 1999.

         The Fund, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.


Scudder Trust Company


                                 [To Be Updated]

         Scudder Trust Company ("STC"), Two International Place, Boston, MA 02110-4103, a subsidiary of the Adviser provides recordkeeping and other services in connection with certain retirement and employee benefit plans for the Fund. The Fund pays Scudder Trust Company an annual fee of $29.00 for each account maintained for a participant.

         For the fiscal years ended December 31, 1997, 1998 and 1999, Balanced Fund incurred charges of $294,504, $496,988 and $_______, respectively, of which $______ was unpaid on December 31, 1999.






         The Fund's prospectus and Statement of Additional Information omits certain information contained in the Registration Statement and its amendments, which the Fund has filed with the SEC under the Securities Act of 1933, and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.



FINANCIAL STATEMENTS



         The financial statements, including the Investment Portfolio of Balanced Fund, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated December 31, 1999, and are deemed to be a part of this Statement of Additional Information.

APPENDIX

         The following is a description of the ratings given by Moody's and Standard & Poor's to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds


         Standard & Poor's Ratings Services:


         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Moody's:

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Standard & Poor's Ratings Services Earnings and Dividend Rankings for Common Stocks

         The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor's Ratings Services believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.


         Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

         Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol.  It  should  be  noted,  however,  that  the  process  also  takes  into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

         The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

         Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+  Highest                    B+  Average              C  Lowest
A   High                       B   Below Average        D  In Reorganization
A-  Above Average              B-  Lower

         NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

         The positions as determined  above may be modified in some instances by
special  considerations,   such  as  natural  disasters,  massive  strikes,  and
non-recurring accounting adjustments.

         A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

                                                                SCUDDER
                                                                INVESTMENTS (SM)
                                                                [LOGO]

--------------------------
BOND/U.S.
--------------------------

Scudder
U.S. Income Funds

Scudder GNMA Fund
Fund #006

Scudder Corporate
Bond Fund
Fund #308

Prospectus

April 12, 2000



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder U.S. Income Funds

                        How the funds work

                        2   GNMA Fund


                        6   Corporate Bond Fund


                       10   Other Policies and Risks


                       11   Who Manages and Oversees the Funds


                       14   Financial Highlights


                       How to invest in the funds

                       17   How to Buy Shares


                       18   How to Exchange or Sell Shares


                       19   Policies You Should Know About


                       24   Understanding Distributions and Taxes

How the funds work

These funds invest mainly in bonds and other types of debt securities.

Taken as a group, they represent a spectrum of approaches to investing for income, from a conservative approach that emphasizes stability of share price to a more aggressive (and more risky) approach that focuses not just on income but total return. Each fund follows its own goal.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, so be aware that you could lose money.

You can access all Scudder fund prospectuses online at: www.scudder.com

--------------------------------------------------------------------------------
                      ticker symbol | SGMSX                 fund number | 006
Scudder GNMA Fund
--------------------------------------------------------------------------------

Investment Approach

The fund seeks to provide high income. It does this by investing mainly in "Ginnie Maes": mortgage-backed securities that are issued or guaranteed by the Government National Mortgage Association (GNMA). The fund can also invest in U.S. Treasury securities. With these types of securities, the timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government.

In deciding which types of securities to buy and sell, the portfolio managers first consider the relative attractiveness of Ginnie Maes compared to Treasuries and decide on allocations for each. Their decisions are generally based on a number of factors, including changes in supply and demand within the bond market.

In choosing individual bonds, the managers review each bond's fundamentals, compare the yields of shorter maturity bonds to those of longer maturity bonds, and use technical analysis to project prepayment rates and other factors that could affect a bond's attractiveness.

The managers may adjust the fund's duration (a measure of sensitivity to interest rate movements), depending on their outlook for interest rates. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities, or securities), the managers don't intend to use them as principal investments.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES

This fund normally invests at least 65% of assets in Ginnie Maes (and typically more than that). To the extent that it does buy other securities, they generally carry the same "full faith and credit" guarantee of the U.S. Government.

This guarantee doesn't protect the fund against market-driven declines in the prices or yields of these securities, nor does it apply to shares of the fund itself. But it does guard against the risk of payment default with respect to securities that are guaranteed.

--------------------------------------------------------------------------------


                             2 | Scudder GNMA Fund

--------------------------------------------------------------------------------
[ICON]             This fund may interest investors who can accept
                   moderate volatility and are seeking higher yield than Treasuries, yet don't want to sacrifice credit quality.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money, or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in its duration would make the fund more sensitive to this risk.

Ginnie Maes carry additional risks and may be more volatile than many other types of debt securities. Any unexpected behavior in interest rates could hurt the performance of these securities. For example, a large fall in interest rates could cause these securities to be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate. Another example: if interest rates rise or stay high, these securities could be paid off later than expected, forcing the fund to endure low yields. Both of these examples also involve the risk of capital losses. The result for the fund could be an increase in the volatility of its share price and yield.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries, or other matters

o        some derivatives could produce disproportionate losses

o in unusual circumstances, the fund might find it hard to value some investments accurately or to get a fair price for them


                             3 | Scudder GNMA Fund

--------------------------------------------------------------------------------
[ICON]             While a fund's past performance isn't necessarily
                   a sign of how it will do in the future, it can be
                   valuable for an investor to know. This page looks
                   at fund performance two different ways: year by
                   year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the fund's returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

---------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
---------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 10.14   15.01   6.96   6.00  -3.11  16.57   4.20   8.39   6.92   00.00

--------------------------------------------------------------------------------
  `90     `91    `92    `93    `94    `95    `96    `97    `98      '99
--------------------------------------------------------------------------------

2000 Total Return as of March 31: 0.00%

Best Quarter: 0.00%, Q0 0000     Worst Quarter: -0.00%, Q0 '0000

---------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
---------------------------------------------------------------
                            1 Year      5 Years     10 Years
---------------------------------------------------------------
Fund                          __          __           __
---------------------------------------------------------------
Index                         __          __           __
---------------------------------------------------------------


Index: Lehman Brothers Mortgage GNMA Index, an unmanaged, market value-weighted measure of all fixed-rate securities backed by GNMA mortgage pools.

In both the chart and the table, total return[s] for [insert year or years] would have been lower if operating expenses hadn't been reduced}



                             4 | Scudder GNMA Fund

How Much Investors Pay

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses and as a shareholder you pay them indirectly.

---------------------------------------------------------------
Fee Table
---------------------------------------------------------------

Shareholder Fees (paid directly from your investment)    None
---------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
---------------------------------------------------------------
Management Fee                                          0.00%
---------------------------------------------------------------
Distribution (12b-1) Fee                                 None
---------------------------------------------------------------
Other Expenses*                                         0.00%
                                                        -------
---------------------------------------------------------------
Total Annual Operating Expenses                         0.00%
---------------------------------------------------------------


* Includes costs of shareholder servicing,custody, accounting services, and similar expenses, which may vary with fund size and other factors.

---------------------------------------------------------------
Expense Example
---------------------------------------------------------------

Based on the costs above, this example is designed to help you compare this fund's expenses to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

     1 Year         3 Years         5 Years        10 Years
---------------------------------------------------------------
      $xx             $xxx           $xxx           $xxxx
---------------------------------------------------------------


                             5 | Scudder GNMA Fund

--------------------------------------------------------------------------------
                      ticker symbol  SCCBX                 fund number  308

Scudder Corporate Bond Fund
--------------------------------------------------------------------------------

Investment Approach

The fund seeks to provide high income. It does this by investing mainly in investment-grade corporate bonds. Generally, most of the fund's bonds are from U.S. issuers, but bonds of foreign issuers are permitted.

In deciding which securities to buy and sell, the portfolio managers use independent analysis. In particular, they look for bonds that show improving credit or are issued by companies that are well established or that may be about to undergo some type of positive restructuring.

Based on their analysis of economic and market trends, the managers may favor bonds from different segments of the economy at different times, while still maintaining variety in terms of the companies and industries represented.

The fund does have the option of investing in other types of bonds, such as Treasuries and mortgage- and asset-backed securities. In the past, the fund has held few of these securities, if any. But from time to time, when they are especially attractive relative to corporate bonds, the fund may invest in them more substantially.

Although the managers may adjust the fund's average weighted maturity (the effective maturity of the fund's portfolio), they generally intend to keep it between five and ten years. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities, or securities), the managers don't intend to use them as principal investments, and might not use them at all.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES

This fund normally invests at least 65% of assets in bonds of the top four grades of credit quality.

The fund could put up to 35% of assets in junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.

--------------------------------------------------------------------------------

                         6 | Scudder Corporate Bond Fund

--------------------------------------------------------------------------------
[GRAPHIC]          This fund may appeal to investors who want higher
                   yields and are not as concerned about risk as more
                   conservative investors.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. An increase in the fund's average weighted maturity could make it more sensitive to this risk.

Because the economy affects corporate bond performance, the fund will tend to perform less well than other types of bond funds when the economy is weak. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well and its securities become less desirable.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o some types of bonds could be paid off substantially earlier than expected, which would hurt the fund's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could hurt performance, increasing the volatility of the fund's share price and yield

o in unusual circumstances, the fund might find it hard to value some investments accurately or to get a fair price for them

o        derivatives could produce disproportionate losses

o        currency fluctuations could cause foreign investments to lose value


                         7 | Scudder Corporate Bond Fund

--------------------------------------------------------------------------------
[GRAPHIC]          This fund may appeal to investors who want
                   necessarily a sign of how it will do in the
                   future, it can be valuable for an investor
                   to know. This page looks at fund performance
                   two different ways: year by year and over
                   time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the fund's returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

---------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
---------------------------------------------------------------


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

  00.00

---------------------------------------------------------------
   `99
---------------------------------------------------------------

2000 Total Return as of March 31: 0.00%

Best Quarter: 0.00%, Q0 0000     Worst Quarter: -0.00%, Q0 '0000

---------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
---------------------------------------------------------------
                            1 Year      5 Years     10 Years
---------------------------------------------------------------
Fund                          __          __           __
---------------------------------------------------------------
Index                         __          __           __
---------------------------------------------------------------

Index: Lehman Brothers Corporate Bond Index

In both the chart and the table, total return[s] for [insert year or years] would have been lower if operating expenses hadn't been reduced}


                         8 | Scudder Corporate Bond Fund

How Much Investors Pay

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses and as a shareholder you pay them indirectly.

---------------------------------------------------------------
Fee Table
---------------------------------------------------------------

Shareholder Fees (paid directly from your investment)    None
---------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
---------------------------------------------------------------
Management Fee                                          0.00%
---------------------------------------------------------------
Distribution (12b-1) Fee                                 None
---------------------------------------------------------------
Other Expenses*                                         0.00%
                                                        -------
---------------------------------------------------------------
Total Annual Operating Expenses                         0.00%
---------------------------------------------------------------

* Includes costs of shareholder servicing,custody, accounting services, and similar expenses, which may vary with fund size and other factors.


---------------------------------------------------------------
Expense Example
---------------------------------------------------------------

Based on the costs above, this example is designed to help you compare this fund's expenses to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.


     1 Year         3 Years         5 Years        10 Years
---------------------------------------------------------------
      $xx             $xxx           $xxx           $xxxx
---------------------------------------------------------------

                        9 | Scudder Corporate Bond Fund

Other Policies and Risks

While the fund-by-fund sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval.

o As a temporary defensive measure, either of these funds could shift up to 100% of their assets into investments such as money market securities. This could prevent losses, but would mean that the funds was not pursuing its goal.

o These funds may trade securities more actively than some other bond funds. This could raise transaction costs (and lower performance) and could mean higher taxable distributions.

o Scudder Kemper measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality changes, the portfolio managers will decide what to do with the security, based on their assessment of what would benefit shareholders most.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on the funds' allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

--------------------------------------------------------------------------------

                         10 | Other Policies and Risks

--------------------------------------------------------------------------------
[ICON]             Scudder Kemper, the compay with overall
                   responsibility for managing the funds, takes a team
                   approach to asset management.
--------------------------------------------------------------------------------

Who Manages and Oversees the Funds

The investment adviser

The funds' investment adviser is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management.

Each fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of each fund's average daily net assets.


Fund Name                                         Fee Paid
---------------------------------------------------------------
Scudder GNMA Fund                                   0.00%
---------------------------------------------------------------
Scudder Corporate Bond Fund                         0.00%
---------------------------------------------------------------

                    11 | Who Manages and Oversees the Funds

The portfolio managers

The following people handle the day-to-day management of each fund in this prospectus.


Scudder GNMA Fund                           Scudder Corporate Bond Fund

Richard L. Vandenberg                       Robert S. Cessine
Lead Portfolio Manager                      o    Began investment career in 1982
o    Began investment career in 1973        o    Joined the adviser in 1993
o    Joined the adviser in 1996             o    Joined the fund team in 1998
o    Joined the fund team in 1998

Scott E. Dolan
o    Began investment career in 1989
o    Joined the adviser in 1989
o    Joined the fund team in 1998

John E. Dugenske
o    Began investment career in 1990
o    Joined the adviser in 1998
o    Joined the fund team in 1998

                    12 | Who Manages and Oversees the Funds

The Board

A mutual fund's Board is responsible for the general oversight of each fund's business. A majority of the Board members are not affiliated with Scudder Kemper. These independent members have primary responsibility for assuring that each fund is managed in the best interests of its shareholders.


Lynn S. Birdsong                           George M. Lovejoy, Jr.
                                           o  President and Director, Fifty
Henry P. Becton, Jr.                          Associates (real estate corporation)
o  President and General Manager, WGBH
   Educational Foundation                  Wesley W. Marple, Jr.
                                           o  Professor of Business
Dawn-Marie Driscoll                           Administration, Northeastern
o  Executive Fellow, Center for Business      University, College of Business
   Ethics, Bentley College                    Administration
o  President, Driscoll Associates
   (consulting firm)                        Kathryn L. Quirk
                                            o  Managing Director of Scudder
Peter B. Freeman                               Kemper Investments, Inc.
o  Corporate director and trustee           o  Vice President and Assistant
                                               Secretary of the fund

                                            Jean C. Tempel
                                            o  Venture Partner, Internet Capital
                                               Corp.


                    13 | Who Manages and Oversees the Funds

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder GNMA Fund
[TABLE TO BE INSERTED]

                           14 | Financial Highlights

Scudder Corporate Bond Fund

[TABLE TO BE INSERTED]

                            15 | Financial Highlights

How to invest in the funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial adviser -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."

--------------------------------------------------------------------------------
                   First investment                 Additional investments
--------------------------------------------------------------------------------
                   $2,500 or more for regular       $100 or more for regular
                   accounts                         accounts

                   $1,000 or more for IRAs          $50 or more for IRAs

                                                    $50 or more with an Automatic
                                                    Investment Plan
--------------------------------------------------------------------------------
By mail or         o Fill out and sign an           o Send a check and a Scudder
express              application                      investment slip to us at the
(see below)                                           appropriate address below
                   o Send it to us at the
                     appropriate address, along     o If you don't have an
                     with an investment check         investment slip, simply include
                                                      a letter with your name,
                                                      account number, the full
                                                      name of the fund, and your
                                                      investment instructions
--------------------------------------------------------------------------------
By wire            o Call 1-800-SCUDDER for         o Call 1-800-SCUDDER for
                     instructions                     instructions
--------------------------------------------------------------------------------
By phone           --                               o Call 1-800-SCUDDER for
                                                      instructions
--------------------------------------------------------------------------------
With an automatic  --                               o To set up regular investments
investment plan                                       from a bank checking account,
                                                      call 1-800-SCUDDER
--------------------------------------------------------------------------------
                   --
Using QuickBuy                                      o Call 1-800-SCUDDER
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[ICON]             Regular mail:
                   The Scudder Funds, PO Box 2291, Boston, MA 02107-2291

                   Express, registered or certified mail:
                   The Scudder Funds, 66 Brooks Drive, Braintree, MA 02184-3839

                   Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------

                             17 | How to Buy Shares

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in an account opened directly with Scudder.

--------------------------------------------------------------------------------
                    Exchanging into another fund   Selling shares
--------------------------------------------------------------------------------

                    $2,500 or more to open a new  Some transactions, including
                    account ($1,000 for IRAs)     most for over $100,000, can
                                                  only be ordered in  writing;  if
                    $100 or more for exchanges    you're in doubt, see page 21
                    between existing accounts
--------------------------------------------------------------------------------
By phone            o Call 1-800-SCUDDER for         o Call 1-800-SCUDDER for
or wire               instructions                     instructions
--------------------------------------------------------------------------------
Using SAIL(TM)      o Call 1-800- 343-2890 and       o Call 1-800- 343-2890 and
                      follow the instructions          follow the instructions
--------------------------------------------------------------------------------
By mail, express    Write a letter that includes:    Write a letter that includes:
or fax (see
[below/ next page)  o the fund, class, and account   o the fund, class, and account
                      number you're exchanging         number from which you want to
                      out of                           sell shares

                    o the dollar amount or number    o the dollar amount or number
                      of shares you want to exchange   of shares you want to sell

                    o the name and class of the      o your name(s), signature(s),
                      fund you want to exchange into   and address, as they appear on
                                                       your account
                    o your name(s), signature(s),
                      and address, as they appear    o a daytime telephone number
                      on your account

                    o a daytime telephone number
--------------------------------------------------------------------------------
By wire             o Call 1-800-SCUDDER for         o Call 1-800-SCUDDER for
                      instructions                     instructions
--------------------------------------------------------------------------------
With an automatic   --                               o To set up regular cash
withdrawal plan                                        payments from a Scudder
                                                       account, call 1-800-SCUDDER
--------------------------------------------------------------------------------
                   --
Using QuickSell                                      o Call 1-800-SCUDDER
--------------------------------------------------------------------------------

                      18 | How to Exchange or Sell Shares

--------------------------------------------------------------------------------
[ICON]             Questions?  Yu can speak to a Scudder
                   representative between 8 a.m. and 8 p.m.
                   eastern time on any fund business day by
                   calling 1-800-SCUDDER.
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The funds are open for business on each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. However, with Scudder GNMA Fund, wire transactions that arrive by 12:00 noon eastern time will receive that day's dividend.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold.

                      19 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.
--------------------------------------------------------------------------------

SAIL(TM), the Scudder Automated Information Line, is available 24 hours a day by calling 1-800-343-2890. You can use SAIL to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER.

Checkwriting, available on Scudder Short Term Bond Fund, lets you sell shares of that fund by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $100, and that we can't honor any check larger than your balance at the time the check is presented to us. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is presented.

When you call us to sell shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. Your bank may charge its own fees for handling wires. The funds can only accept wires of $100 or more.

                      20 | Policies You Should Know About

Exchanges among Scudder funds are an option for shareholders who bought their fund shares directly from Scudder and many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions, and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

                      21 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON]             If you ever have difficulty placing an order
                   by phone or fax, you can always send us your
                   order in writing.
--------------------------------------------------------------------------------

How the funds calculate share prices

For each fund in this prospectus, the price at which you buy shares is the net asset value per share, or NAV. To calculate NAV, the funds use the following equation:



     TOTAL ASSETS - TOTAL LIABILITIES
    ----------------------------------  = NAV
    TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares is also the NAV.

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of their holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days when the funds don't price their shares.

                      22 | Policies You Should Know About

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o charge you $10 a year if your account balance falls below $2,500, and close your account and send you the proceeds if your balance falls below $1,000; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash. A fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less (Scudder GNMA Fund does not expect to make redemptions in kind)

o change, add or withdraw various services, fees, and account policies (for example, we may change or terminate the exchange privilege at any time)

                      23 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON]             Because each shareholder's tax situation is
                   unique, it's always a good idea to ask your tax
                   professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The funds have regular schedules for paying out any earnings to shareholders:

o        Income: declared daily and paid monthly

o Long-term and short-term capital gains: December, or otherwise as needed

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

                   24 | Understanding Distributions and Taxes

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
-----------------------------------------------------------------
o short-term capital gains from selling fund shares
-----------------------------------------------------------------
o taxable income dividends you receive from a fund
-----------------------------------------------------------------
o short-term capital gains distributions you receive from a fund
-----------------------------------------------------------------

Generally taxed at capital gains rates
-----------------------------------------------------------------
o long-term capital gains from selling fund shares
-----------------------------------------------------------------
o long-term capital gains distributions you receive from a fund
-----------------------------------------------------------------

Each fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

                   25 | Understanding Distributions and Taxes

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-SCUDDER.

Statements of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The [SAI/SAIs] [is/are] incorporated by reference into this document (meaning that its legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.

Scudder Funds                   SEC

PO Box 2291                     450 Fifth Street, N.W.
Boston, MA 02107-2291           Washington, DC 20549-6009
1-800-SCUDDER                   1-800-SEC-0330
www.scudder.com                 www.sec.gov


Fund Name                                        SEC File #
---------------------------------------------------------------
Scudder GNMA Fund                                 811-00369
---------------------------------------------------------------
Scudder Corporate Bond Fund                       811-00042
---------------------------------------------------------------

                           SCUDDER CORPORATE BOND FUND
                       A series of Scudder Portfolio Trust

                    A No-Load Diversified Mutual Fund Series
          which Seeks to Provide High Income. It does this by investing mainly in corporate bonds.











--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 12, 2000


--------------------------------------------------------------------------------


         This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses of Scudder Corporate Bond Fund dated April 12, 2000, as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

         The Annual Report to Shareholders for the Fund dated January 31, 2000 is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.

                                TABLE OF CONTENTS

                                                                                                       Page


THE FUND'S INVESTMENT OBJECTIVES AND POLICIES............................................................1
         General Investment Objective and Policies of Scudder Corporate Bond Fund........................1
         Master/feeder structure.........................................................................2
         Investments and Investment Techniques...........................................................2
         Investment Restrictions........................................................................22

PURCHASES...............................................................................................24
         Additional Information About Opening An Account................................................24
         Minimum balances...............................................................................24
         Additional Information About Making Subsequent Investments.....................................24
         Additional Information About Making Subsequent Investments by QuickBuy.........................25
         Checks.........................................................................................25
         Share Price....................................................................................26
         Share Certificates.............................................................................26
         Other Information..............................................................................26

EXCHANGES AND REDEMPTIONS...............................................................................26
         Exchanges......................................................................................26
         Redemption by Telephone........................................................................27
         Redemption By QuickSell........................................................................28
         Redemption by Mail or Fax......................................................................28
         Redemption-In-Kind.............................................................................29
         Other Information..............................................................................29

FEATURES AND SERVICES OFFERED BY THE FUNDS..............................................................29
         The No-Load Concept............................................................................29
         Internet access................................................................................30
         Dividend and Capital Gain Distribution Options.................................................30
         Reports to Shareholders........................................................................31
         Transaction Summaries..........................................................................31

THE SCUDDER FAMILY OF FUNDS.............................................................................31

SPECIAL PLAN ACCOUNTS...................................................................................34
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase  Pension Plans for Corporations
             and Self-Employed Individuals..............................................................34
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan  for Corporations and
         Self-Employed Individuals......................................................................35
         Scudder IRA:  Individual Retirement Account....................................................35
         Scudder Roth IRA:  Individual Retirement Account...............................................35
         Scudder 403(b) Plan............................................................................36
         Automatic Withdrawal Plan......................................................................36
         Group or Salary Deduction Plan.................................................................36
         Automatic Investment Plan......................................................................36
         Uniform Transfers/Gifts to Minors Act..........................................................37

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS...............................................................37

PERFORMANCE INFORMATION.................................................................................37
         Average Annual Total Return....................................................................37
         Cumulative Total Return........................................................................38
         Total Return...................................................................................39
         Yield..........................................................................................39
         Comparison of Fund Performance.................................................................39

ORGANIZATION OF THE FUND................................................................................40

INVESTMENT ADVISER......................................................................................41
         Personal Investments by Employees of the Adviser...............................................44

TRUSTEES AND OFFICERS...................................................................................44

                                       i


                          TABLE OF CONTENTS (continued)
                                                                                                       Page

REMUNERATION............................................................................................46
         Responsibilities of the Board--Board and Committee Meetings....................................46
         Compensation of Officers and Trustees..........................................................47

DISTRIBUTOR.............................................................................................48

TAXES...................................................................................................49

PORTFOLIO TRANSACTIONS..................................................................................52
         Portfolio Turnover.............................................................................53

NET ASSET VALUE.........................................................................................53

ADDITIONAL INFORMATION..................................................................................54
         Experts........................................................................................54
         Shareholder Indemnification....................................................................54
         Other Information..............................................................................55
     Scudder Fund Accounting Corporation................................................................55
     Scudder Service Corporation........................................................................55
     Scudder Trust Company..............................................................................56

FINANCIAL STATEMENTS....................................................................................56

APPENDIX ................................................................................................0
         Ratings of Municipal and Corporate Bonds........................................................0
         Standard & Poor's Corporation Earnings and Dividend Rankings for Common Stocks..................1


                  THE FUND'S INVESTMENT OBJECTIVES AND POLICIES

         Scudder Corporate Bond Fund (the "Fund,"), is a no-load, diversified series of Scudder Portfolio Trust (the "Trust"), an open-end management investment company which continuously offers and redeems its shares. It is a company of the type commonly known as a mutual fund.

General Investment Objective and Policies of Scudder Corporate Bond Fund

         Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Fund may engage (such as hedging, etc.) or a financial instrument which the Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

         Scudder Corporate Bond Fund ("Corporate Bond Fund") seeks to provide high income. It does this by investing mainly in corporate bonds.

         The Fund invests in a broad range of investment-grade, income producing securities and, to a lesser extent, below investment grade bonds. The Fund is designed as a long-term investment for shareholders who can bear some credit, interest rate, and other bond market risks in exchange for the potential for high current income.

         Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in the investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

         The Fund invests, under normal market conditions, at least 65% of its total assets in investment grade debt securities. Investment-grade securities are those that are rated Aaa, Aa, A, or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A, or BBB by Standard & Poor's Corporation ("S&P"), or if unrated, are of equivalent quality as determined by the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"). In addition, the Fund may invest up to 35% of its net assets in securities in high yield, below investment-grade securities. Below investment-grade securities are rated below "Baa" by Moody's or below "BBB" by S&P. Below investment-grade securities are considered predominantly speculative with respect to their capacity to pay interest and repay principal. They generally involve a greater risk of default and, at times, can have more price volatility than higher rated securities.

         The Fund invests primarily in intermediate corporate bonds, but can also hold short-term and long-term issues. The dollar-weighted average maturity of the Fund's portfolio is expected to range from five to ten years. Longer-term bonds generally are more volatile than bonds with shorter maturities. While the Fund emphasizes corporate bonds and notes, it can also invest in U.S. Treasury and Agency securities, convertible and preferred securities, debt securities issued by real estate investment trusts ("REITs"), dollar rolls, warrants, trust preferred securities, mortgage-backed and other asset-backed securities, zero coupon securities, municipal obligations, dollar-denominated debt of international agencies or investment grade foreign institutions, American Depositary Receipts and other depositary receipts, and money market instruments such as commercial paper, bankers acceptances, and certificates of deposit issued by domestic and foreign branches of U.S. banks.

         The Fund may invest up to 20% of total assets in foreign debt securities denominated in currencies other than the U.S. dollar. While it is anticipated that the majority of the Fund's foreign investments will be denominated in the U.S. dollar, the Fund may invest, within the aforementioned limit, in foreign bonds denominated in local currencies, including those issued in emerging markets. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. The Fund may also invest in when-issued securities, indexed securities, repurchase agreements, illiquid securities, and may engage in strategic transactions.

         The value of fixed-income investments will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and decline as interest rates rise.

         For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in money market and short-term instruments when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict accurately how long such a defensive strategy may be utilized.

         The Fund is designed to provide investors with a high level of monthly income. In pursuit of this objective, the Adviser seeks to construct a diversified portfolio of primarily investment-grade corporate bonds, and to a lesser extent, below investment-grade corporate bonds. The Adviser carefully monitors business and economic conditions in the U.S. and abroad and conducts its own research to identify attractive industry sectors and companies. In addition, the Adviser utilizes the ratings and analysis provided by the major rating agencies such as Moody's and S&P.

         The Fund will focus its investments in securities issued by investment-grade companies that are established in their industries, have stable cash flows and strong balance sheets. The Adviser will also invest, to a lesser extent, in corporate securities that are rated below investment-grade. Investing in high yielding, lower quality bonds involves various types of risks, including the risk of default; that is, the chance that issuers of bonds held in the portfolio will not make timely payment of either interest or principal. In comparison to investing in higher quality issues, high yield bond investors may be rewarded for the additional risks of high yield bonds through higher interest payments. The Adviser seeks to manage the risks of investing in below investment-grade company securities by using a research intensive process to identify companies that have, among other qualities, improving business prospects, positive credit trends, and growing cash flows.

         The Adviser will invest in securities of a variety of maturities including short-term (bonds with maturities of less than five years), intermediate-term (bonds with maturities between five and ten years), and long-term (bonds with maturities greater than ten years). The Fund will invest primarily in intermediate bonds and the Fund's portfolio is expected to have a dollar weighted average maturity of five to ten years, which is considered intermediate maturity. The Fund's investment approach creates an overall investment-grade portfolio with an intermediate maturity that is designed to provide investors with a high level of monthly income.

Master/feeder structure

         The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder structure fund as described below.

         A master/feeder fund structure is one in which the Fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Investments and Investment Techniques

High Yield, High Risk Securities. The Fund may invest in below investment-grade securities (rated below Baa by Moody's and below BBB by S&P) or unrated securities  of  equivalent  quality,  which  may  carry  a high  degree  of risk
(including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Fund to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high yield securities, see "TAXES."

Debt Securities. The Fund may purchase investment-grade bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. The Fund may invest in securities rated lower than Baa/BBB and in unrated securities of equivalent quality in the Adviser's judgment. The Fund may invest in debt securities which are rated as low as C by Moody's or D by S&P. Such securities may be in default with respect to payment of principal or interest. Bonds rated Baa or BBB may have speculative elements as well as investment-grade characteristics. For more information about debt security ratings please refer to the attached "Appendix."

Trust Preferred Securities. The Fund invest in Trust Preferred Securities, which are hybrid instruments issued by a special purpose trust (the "Special Trust"), the entire equity interest of which is owned by a single issuer. The proceeds of the issuance to the Fund of Trust Preferred Securities are typically used to purchase a junior subordinated debenture, and distributions from the Special Trust are funded by the payments of principal and interest on the subordinated debenture.

          If payments on the underlying junior subordinated debentures held by the Special Trust are deferred by the debenture issuer, the debentures would be treated as original issue discount ("OID") obligations for the remainder of their term. As a result, holders of Trust Preferred Securities, such as the Fund, would be required to accrue daily for Federal income tax purposes, their share of the stated interest and the de minimis OID on the debentures (regardless of whether the Fund receives any cash distributions from the Special Trust), and the value of Trust Preferred Securities would likely be negatively affected. Interest payments on the underlying junior subordinated debentures typically may only be deferred if dividends are suspended on both common and preferred stock of the issuer. The underlying junior subordinated debentures generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer, but rank below other subordinated debentures and debt securities. Trust Preferred Securities may be subject to mandatory prepayment under certain circumstances. The market values of Trust Preferred Securities may be more volatile than those of conventional debt securities. Trust Preferred Securities may be issued in reliance on Rule 144A under the Securities Act of 1933, as amended, and, unless and until registered, are restricted securities; there can be no assurance as to the liquidity of Trust Preferred Securities and the ability of holders of Trust Preferred Securities, such as the Fund, to sell their holdings.

Zero Coupon Securities. The Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation (or depreciation) as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks because zero coupon convertible securities are usually issued with shorter maturities (15 years or less) and with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities has stated that for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. government securities.

         The Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Funds will be able to have their beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself. (See "TAXES.")

Real Estate Investment Trusts. The Fund may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

         Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 as amended (the "Code"), and to maintain exemption from the registration requirements of the Investment Company Act of 1940 (the "1940 Act"). By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Mortgage-Backed Securities and Mortgage Pass-Through Securities. The Fund may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations as further described below. The Funds may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Funds to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities.

         When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of mortgage-related securities and increasing their volatility, affecting the price volatility of the Fund's shares.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing, or foreclosure, net of fees or costs which may be incurred. Because principal may be prepaid at any time, mortgage-backed securities may involve significantly greater price and yield volatility than traditional debt securities. Some mortgage-related securities such as securities issued by the Government National Mortgage Association ("GNMA") are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of the Fund's shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

         FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may not be as liquid as other securities.

         In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Backed Securities. The Adviser expects that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. The Funds will not purchase mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid if, as a result, more than 10% of the value of the Fund's total assets will be illiquid. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with the Fund's investment objectives, policies, and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities. The securitization techniques used to develop mortgaged-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with the Fund's investment objectives and policies, the Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

         Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust (Trust) whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the Trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage to or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support.

The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

         The Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability and would be subject to the Fund's restriction on restricted or illiquid securities. In addition, there may be no liquid market for such securities.

         The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Indexed Securities. The Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Funds may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

When-Issued Securities. The Fund may purchase securities on a "when-issued" or "forward delivery" basis for payment and delivery at a later date. The price of such securities, which is generally expressed in yield terms, is generally fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest on the when-issued or forward delivery securities accrues to the Funds. To the extent that assets of the Funds are held in cash pending the settlement of a purchase of securities, the Funds will earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Funds make the commitment to purchase a security on a when-issued or forward delivery basis, they will record the transaction and reflect the value of the security in determining their net asset values. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Funds do not believe that their net asset values or income will be adversely affected by their purchase of securities on a when-issued or forward delivery basis.

Municipal Obligations. The Fund may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories, and possessions of the U.S., and their political subdivisions, agencies, and instrumentalities, and the District of Columbia to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors. The two principal classifications of municipal obligations are "notes" and "bonds." The return on municipal obligations is ordinarily lower than that of taxable obligations. The Fund may acquire municipal obligations when, due to disparities in the debt securities markets, the anticipated total return on such obligations is higher than that on taxable obligations. The Fund has no current intention of purchasing tax-exempt municipal obligations that would amount to greater than 5% of the Fund's total assets.

Repurchase Agreements. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System and any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

         A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the Fund acquires a security ("Obligation") and the seller (i.e. the bank or the broker-dealer) agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such obligations is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry System.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may cause loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund have not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Funds, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of their sale of the securities underlying the repurchase agreement to a third party are less than the repurchase price. To protect against such potential loss, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Dollar Roll Transactions. The Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker/dealers (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

         The Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash or liquid assets in an amount sufficient to meet their purchase obligations under the transactions. The Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

         Dollar rolls are treated for purposes of the 1940 Act as borrowings of the Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Funds. For example, while the Fund receive a fee as consideration for agreeing to repurchase the security, the Fund forgo the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Funds, thereby effectively charging the Fund interest on their borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

         The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Funds, the security that the Fund are required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that they receive from a dollar roll will provide a return that exceeds borrowing costs.

         The Trustees of the Trust, on behalf of the Fund, have adopted guidelines to ensure that those securities received are substantially identical to those sold. To reduce the risk of default, the Fund will engage in such transactions only with counterparties selected pursuant to such guidelines.

Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the SEC which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Adviser. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Fund may engage in reverse repurchase agreements and dollar rolls for any purpose.

Lending of Portfolio Securities. The Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers, and are required to be secured continuously by collateral in cash or liquid assets, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund continue to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans may be made only to firms deemed by the Adviser to be of good standing. The value of the securities loaned will not exceed 5% of the value of the Fund's total assets at the time any loan is made.

Warrants. The Fund may invest in warrants up to 5% of the value of its total assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Reverse Repurchase Agreements. The Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. The Fund will enter into reverse repurchase agreements only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Borrowing. The Fund may not borrow money, except as permitted under Federal law. The Fund will borrow only when the Adviser believes that borrowing will benefit the Fund after taking into account considerations such as the costs of the borrowing. The Fund does not expect to borrow for investment purposes, to increase return or leverage the portfolio. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Illiquid Securities. The Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for use by the Adviser in determining whether a security is illiquid. The Fund has adopted 144A procedures.

         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; or (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

         Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors the Adviser may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

Foreign Securities. While the Fund generally emphasize investments in companies domiciled in the U.S., they may invest in listed and unlisted foreign securities of the same types as the domestic securities in which the Fund may invest when the anticipated performance of foreign securities is believed by the Adviser to offer more potential than domestic alternatives in keeping with the investment objectives of the Fund.

         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Fund's performance. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, Inc. (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on their portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, the Fund will not invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.

         Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and the value of these assets for the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies, if any, into U.S. dollars on a daily basis. It may do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct their foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts. (See "Currency Transactions" for more information.)

         To the extent that the Fund invests in foreign securities, the Fund's share price could reflect the movements of both the different stock and bond markets in which it is invested and the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies could account for part of that Funds' investment performance.

Convertible Securities. The Fund may invest in convertible securities; that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

         The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As fixed-income securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

         Convertible securities may be issued as fixed-income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities are generally expected to be less volatile than the underlying common stocks as they are usually issued with short to medium length maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Depositary Receipts. The Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Fund's investment policies, the Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Investing in Emerging Markets. The Fund may invest in emerging markets. Most emerging securities markets may have substantially less volume and are subject to less government supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the U.S.

         Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no cash is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

         Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging markets debt obligations and increase the costs and expenses of the Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

         Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

         In the course of investment in emerging market debt obligations, the Fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. Political changes in emerging market countries may affect the willingness of an emerging market country governmental issuer to make or provide for timely payments of its obligations. The country's economic status, as reflected, among other things, in its inflation rate, the amount of its external debt and its gross domestic product, also affects its ability to honor its obligations. While the Fund manages its assets in a manner that will seek to minimize the exposure to such risks, and will further reduce risk by owning the bonds of many issuers, there can be no assurance that adverse political, social or economic changes will not cause the Fund to suffer a loss of value in respect of the securities in the Fund's portfolio.

          The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's securities in such markets may not be readily available. The Trust may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the "SEC"). Accordingly if the Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from the Fund's identification of such condition until the date of the SEC action, the Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Trust `s Board of Trustees.

          Volume and liquidity in most foreign bond markets are less than in the U.S. and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The chart below sets forth the risk ratings of selected emerging market countries' sovereign debt securities.

         The Fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by the Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. The Fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements. With four exceptions, (Panama, Cuba, Costa Rica and Yugoslavia), no sovereign emerging markets borrower has defaulted on an external bond issue since World War II.

         Income from securities held by the Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Fund makes its investments. The Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. The Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

         Many emerging markets have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

         Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Fund's assets should these conditions recur.

         The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

         To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

         Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Strategic Transactions and Derivatives. The Fund may, but are not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of the fixed-income securities in the Fund's portfolio or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

         In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Fund, and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Fund.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

         If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management, and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed, with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         The Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

         The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         The Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as the Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Funds might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Funds segregate cash or liquid assets with its custodian to the extent that obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

         Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid assets denominated in that currency equal to the Fund's obligations or to segregate liquid assets equal to the amount of the Fund's obligation.

         OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated cash or liquid assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

Investment Restrictions

         Unless specified to the contrary, the following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of the Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

         The Fund has elected to be classified as a diversified series of an open-end management investment company. In addition, as a matter of fundamental policy, the Fund may not:

         (1)      borrow  money,  except as  permitted  under  the 1940 Act,  as
                  amended,   and  as   interpreted  or  modified  by  regulatory
                  authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (5)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;

         (6) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

         (7) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         The Trustees of the Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of the Fund's affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

         As a matter of non-fundamental policy the Fund does not currently intend to:

         (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

          (3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         (7) lend portfolio securities in an amount greater than 5% of its total assets.

                                    PURCHASES

Additional Information About Opening An Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Minimum balances

         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Trustees. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         The Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

o assess an annual $10 per Fund charge (with the fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Additional Information About Making Subsequent Investments

         Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Funds.

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of the Fund are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the applicable Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Funds.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

         The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

         The Board of Trustees and the Distributor each has the right to limit, for any reason, the amount of purchases by, and to refuse to, sell to any person, and each may suspend or terminate the offering of shares of the Fund at any time for any reasons.

         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor. The Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the applicable Fund with a tax identification number during the 30-day notice period.

         The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.


                            EXCHANGES AND REDEMPTIONS

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in another fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges into a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Fund's prospectuses.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset value determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. However, shares that are exchanged from High Yield Bond Fund may be subject to the Fund's 1% redemption fee. (See "Special Redemption and Exchange Information for High Yield Bond)" An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve Bank wire to the bank account designated on the application unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5.00 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their banks and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between the Trust and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared, which may take up to seven business days.

Redemption By QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor/executrix, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates for shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven business days for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information please call 1-800-225-5163.

Redemption-In-Kind

         The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

Other Information

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Fund do not impose a redemption or repurchase charge although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) the SEC may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.


                   FEATURES AND SERVICES OFFERED BY THE FUNDS

The No-Load Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not the Fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of the Fund's average annual net assets, and the maximum charge for a service fee is 0.25% of the Fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of the Fund's average annual net assets.

         Because funds and classes in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder uses the phrase no-load to distinguish funds in the Scudder Family of Funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

Internet access

World Wide Web Site -- The address of the Scudder Funds site is http://www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.


Dividend and Capital Gain Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "Purchases" in the Fund's prospectus for the address.

         Reinvestment is usually made at the closing net asset value determined on the day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Reports to Shareholders

         The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights.

Transaction Summaries

         Annual summaries of all transactions in the Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.


                           THE SCUDDER FAMILY OF FUNDS

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds.

MONEY MARKET

         Scudder U.S. Treasury Money Fund

         Scudder Cash Investment Trust

         Scudder Money Market Series+

         Scudder Government Money Market Series+

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund

         Scudder Tax Free Money Market Series+

         Scudder California Tax Free Money Fund*

         Scudder New York Tax Free Money Fund*

TAX FREE

         Scudder Limited Term Tax Free Fund


--------
+ The institutional class of shares is not part of the Scudder Family of Funds.

         Scudder Medium Term Tax Free Fund

         Scudder Managed Municipal Bonds

         Scudder High Yield Tax Free Fund

         Scudder California Tax Free Fund*

         Scudder Massachusetts Limited Term Tax Free Fund*

         Scudder Massachusetts Tax Free Fund*

         Scudder New York Tax Free Fund*

         Scudder Ohio Tax Free Fund*

         Scudder Pennsylvania Tax Free Fund*

U.S. INCOME

         Scudder Short Term Bond Fund

         Scudder GNMA Fund

         Scudder Income Fund

         Scudder Corporate Bond Fund

         Scudder High Yield Bond Fund

GLOBAL INCOME

         Scudder Global Bond Fund

         Scudder International Bond Fund

         Scudder Emerging Markets Income Fund

ASSET ALLOCATION

         Scudder Pathway Series: Conservative

         Scudder Pathway Series: Balanced Portfolio

         Scudder Pathway Series: Growth Portfolio

U.S. GROWTH AND INCOME

         Scudder Balanced Fund

         Scudder Dividend & Growth Fund

         Scudder Growth and Income Fund

--------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Select 500 Fund

         Scudder 500 Index Fund

         Scudder Real Estate Investment Fund

U.S. GROWTH

     Value

         Scudder Large Company Value Fund

         Scudder Value Fund**

         Scudder Small Company Value Fund

         Scudder Micro Cap Fund

     Growth

         Scudder Classic Growth Fund**

         Scudder Large Company Growth Fund

         Scudder Select 1000 Growth Fund

         Scudder Development Fund

         Scudder 21st Century Growth Fund

GLOBAL EQUITY

     Worldwide

         Scudder Global Fund

         Scudder International Value Fund

         Scudder International Growth and Income Fund

         Scudder International Fund***

         Scudder International Growth Fund

         Scudder Global Discovery Fund**

         Scudder Emerging Markets Growth Fund

         Scudder Gold Fund

     Regional

         Scudder Greater Europe Growth Fund

--------

**       Only the Scudder Shares are part of the Scudder Family of Funds.
***      Only the International Shares are part of the Scudder Family of Funds.

         Scudder Pacific Opportunities Fund

         Scudder Latin Americthe Fund

         The Japan Fund, Inc.

INDUSTRY SECTOR FUNDS

     Choice Series

         Scudder Financial Services Fund

         Scudder Health Care Fund

         Scudder Technology Fund

SCUDDER PREFERRED SERIES

         Scudder Tax Managed Growth Fund

         Scudder Tax Managed Small Company Fund

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.


                              SPECIAL PLAN ACCOUNTS

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service ("IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the Federal income tax treatment of the plan. State tax treatment may be different and may vary from state to state. It is advisable for an investor considering the Funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples, even if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

Scudder Roth IRA:  Individual Retirement Account

         Shares of the Funds may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, certain medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

         An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional

IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain signature guarantee(s) as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent by the 15th of the month in which such change is to take effect. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan. In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.


                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         The Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. (See "TAXES.")

          If the Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, that Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")

         The Fund each pays dividends from their net investment income which are declared daily and distributed monthly. The Fund intend to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax, although an additional distribution may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. Distributions for High Yield Bond Fund are not subject to the 1% redemption fee, whether paid in cash or reinvested. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Distributions of investment company taxable income and net realized capital gains are taxable (see "TAXES"), whether made in shares or cash. Additional distributions may be made if necessary.

         Both types of distributions will be made in shares of the Fund and confirmation will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.


                             PERFORMANCE INFORMATION

         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manners:

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years (or such shorter periods as may be applicable dating from the commencement of the Fund's operation), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
                  Where:

T         =      Average Annual Total Return
P         =      a hypothetical initial investment of $1,000
n         =      number of years
ERV       =      ending  redeemable  value:  ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period


         Average Annual Total Return for periods ended January 31, 2000

   One Year      Five Years      Ten Years      Life of Fund
   --------      ----------      ---------      ------------



(1) Life of the Fund is for the period beginning ____________ (commencement of operations). The Average Annual Total Return for the one year, five years and life of the Fund periods would have been lower, had the Adviser not maintained Fund expenses.
(2)      The Fund commenced operations on August 31, 1998.
(3) Life of the Fund is for the period beginning June 28, 1996 (commencement of operations). The Average Annual Total Return for the one year and life of the Fund periods would have been lower, had the Adviser not maintained Fund expenses. On August 10, 1998, the Board of Trustees changed the fiscal year end from February 28 to January 31.
(4) The Average Annual Total Return for the one year period would have been lower, had the Adviser not maintained Fund expenses. On August 10, 1998, the Board of Trustees changed the fiscal year end from December 31 to January 31.

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
                  Where:

C         =      Cumulative Total Return
P         =      a hypothetical initial investment of $1,000
ERV       =      ending  redeemable  value:  ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period


           Cumulative Total Return for periods ended January 31, 1999

     One Year         Five Years      Ten Years         Life of Fund
     --------         ----------      ---------         ------------

(1) Life of the Fund is for the period beginning January 4, 1993 (commencement of operations). The Cumulative Total Return for the one year, five years and life of the Fund periods would have been lower, had the Adviser not maintained Fund expenses.
(2) The Fund commenced operations on August 31, 1998. The Cumulative Total Return for the period would have been lower, had the Adviser not maintained Fund expenses.
(3) Life of the Fund is for the period beginning June 28, 1996 (commencement of operations). The Cumulative Total Return for the one year and life of the Fund periods would have been lower, had the Adviser not maintained Fund expenses. On August 10, 1998, the Board of Trustees changed the fiscal year end from February 28 to January 31.
(4) The Cumulative Total Return for the one year period would have been lower, had the Adviser not maintained Fund expenses. On August 10, 1998, the Board of Trustees changed the fiscal year end from December 31 to January 31.


Total Return

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Yield

         Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield, sometimes referred to as the Fund's "SEC yield," is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

                         YIELD = 2 [(a-b)/cd + 1)^6 - 1]

                           Where:

               a         =       dividends and interest earned during the period
               b         =       expenses accrued for the period (net of
                                 reimbursements)
               c         =       the average daily number of shares  outstanding
                                 during the period that were entitled to receive
                                 dividends
               d         =       the maximum offering price per share on the
                                 last day of the period

              SEC 30-day yield for the period ended March 31, 2000.




         Quotations of the Fund's performance are based on historical earnings, show the performance of a hypothetical investment, and are not intended to indicate future performance of that Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of the Fund will vary based on changes in market conditions and the level of that Fund's expenses. In periods of declining interest rates the Fund's quoted yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates that Fund's quoted yield will tend to be somewhat lower.

Comparison of Fund Performance

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.

         From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Funds, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Fund may be advertised as an investment choice in Scudder's college planning program.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, the Fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include the Fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about the Fund.


                            ORGANIZATION OF THE FUND

         The Fund is a separate diversified series of Scudder Portfolio Trust, formerly Scudder Income Fund, a Massachusetts business trust established under a Declaration of Trust dated September 20, 1984, as amended. The Trust's predecessor was organized as a Massachusetts corporation in 1928 by the investment counsel firm of Scudder, Stevens & Clark, Inc., the predecessor to Scudder Kemper Investments, Inc.

         On November 4, 1987, the par value of the shares of beneficial interest of the Trust was changed from no par value to $0.01 par value per share. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which are of one class and have equal rights as to voting, dividends, and liquidation. The Trustees have the authority to issue two or more series of shares and to designate the relative rights and preferences as between the different series. If more than one series of shares were issued and a series were unable to meet its obligations, the remaining series might have to assume the unsatisfied obligations of that series. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this combined Statement of Additional Information and in the Fund's prospectus.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The Trustees, in their discretion, may authorize the division of shares of a series into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

         The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined, in the manner provided in the Declaration of Trust, that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


                               INVESTMENT ADVISER

         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance

Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMThe Fund, Scudder Portfolio Trust, Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asithe Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentinthe Fund, Inc., The Brazil Fund, Inc., The Korethe Fund, Inc. and The Japan Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. Scudder's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Funds may invest, the conclusions and investment decisions of the Adviser with respect to the Funds are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

         The transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreements with Scudder, those agreements were deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, the Trustees approved new investment management agreements between the Funds and the Adviser on August 12, 1997. At the special meeting of the Fund's shareholders held on

October 24, 1997, the shareholders also approved the investment management agreements. The investment management agreements became effective as of December 31, 1997.

         On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

         Upon consummation of this transaction, the Fund's existing investment management agreements with Scudder Kemper were deemed to have been assigned and, therefore, terminated. The Board has approved new investment management agreements (the "Agreements") with Scudder Kemper, which are substantially identical to the current investment management agreements, except for the dates of execution and termination. The Agreements became effective September 7, 1998, upon the termination of the then current investment management agreements and were approved at a shareholder meeting held on December 15, 1998.

         The Agreements dated _______________were approved by the Trustees on ______________. The Agreements will continue in effect until
______________________ and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.

         Under the Agreement, the Adviser provides the Fund with continuing investment management for that Fund's portfolio consistent with the Fund's investment objective, policies, and restrictions, and determines what securities will be purchased for the portfolio of that Fund, what portfolio securities will be held or sold by the Fund, and what portion of the Fund's assets will be held uninvested, subject always to the provisions of the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code, the Fund's investment objective, policies, and restrictions, and subject, further, to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

         The Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Funds is (such as the Fund's transfer agent, pricing agents, custodian, accountants, and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state, and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Funds under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Funds; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Funds in the conduct of its business, subject to the direction and control of the Trustees.

         The Adviser pays the compensation and expenses (except those for attending Board and committee meetings outside New York, New York and Boston, Massachusetts) of all Trustees, officers, and executive employees of the Trust affiliated with the Adviser, and makes available, without expense to the Trust, the services of such Trustees, officers, and employees of the Adviser as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve, and to any limitations imposed by law, and provides the Trust's office space and facilities.

         For the Adviser's services, the Fund pays the Adviser an annual fee equal to 0.65% of the Fund's average daily net assets, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. Until ____________, the Adviser has agreed to maintain the total annualized expenses of the Fund at 0% of the average daily net assets of the Fund. For the period August 31, 1998 (commencement of operations) to January 31, 1999, the Adviser did not impose any portion of its management fee amounting to $83,075.

         Under the Agreement the Fund is responsible for all of its other expenses including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the transfer agent; the cost of preparing share certificates and any other expenses including clerical expenses of issue, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of the Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Trust may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto. The Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of the Fund for portfolio pricing services, if any.

         The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

         In reviewing the terms of each Agreement and in discussions with the Adviser concerning each Agreement, the Trustees of the Trust who are not "interested persons" of the Trust have been represented by independent counsel at the Fund's expense.

         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which each Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

         None of the officers or Trustees of the Trust may have dealings with the Trust as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of that Fund.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.



                              TRUSTEES AND OFFICERS



                                                                                          Position with
                                     Position with                                        Underwriter, Scudder
Name, Age and Address                Fund                   Principal Occupation**        Investor Services, Inc.
---------------------                ----                   ----------------------        -----------------------

Lynn S. Birdsong (--  )+*=           President and Trustee  Managing Director of
                                                            Scudder Kemper Investments,
                                                            Inc.

Henry P. Becton, Jr. (56)125         Trustee                President and General         --
Western Avenue Allston, MA 02134                            Manager, WGBH Educational
                                                            Foundation

Dawn-Marie Driscoll (53)             Trustee                Executive Fellow, Center      --
4909 SW 9th Place                                           for Business Ethics,
Cape Coral, FL  33914                                       Bentley College; President,
                                                            Driscoll Associates
                                                            (consulting firm)

Peter B. Freeman (67)                Trustee                Corporate Director and        --
100 Alumni Avenue                                           Trustee
Providence, RI  02906

George M. Lovejoy, Jr. (70)=         Trustee                President and Director,       --
50 Congress Street, Suite 543                               Fifty Associates
Boston, MA  02109                                           (real estate corporation)

Wesley W. Marple, Jr. (68)=          Trustee                Professor of Business         --
Northeastern University                                     Administration,
413 Hayden Hall                                             Northeastern University,
360 Huntington Ave.                                         College of Business
Boston, MA  02115                                           Administration

Kathryn L. Quirk (47)*#=             Trustee, Vice          Managing Director of          Director, Senior Vice
                                     President and          Scudder Kemper Investments,   President, Chief Legal
                                     Assistant Secretary    Inc.                          Officer and Assistant
                                                                                          Clerk

Jean C. Tempel (57)                  Trustee                Venture Partner, Internet     --
Internet Capital Group                                      Capital Corp.
Ten Post Office Square
Suite 1325
Boston, MA  02109-4603

Kelly D. Babson (41)+                Vice President         Managing Director of          --
                                                            Scudder Kemper Investments,
                                                            Inc.

Robert S. Cessine (  )               Vice President





                                       45


                                                                                          Position with
                                     Position with                                        Underwriter, Scudder
Name, Age and Address                Fund                   Principal Occupation**        Investor Services, Inc.
---------------------                ----                   ----------------------        -----------------------

Ann M. McCreary (43)#                Vice President         Managing Director of          --
                                                            Scudder Kemper Investments,
                                                            Inc.

Gary Langbaum (   )                  Vice President                                       --

John R. Hebble (41)+                 Treasurer              Senior Vice President,        Assistant Treasurer
                                                            Scudder Kemper Investments,
                                                            Inc.

Caroline Pearson (38)+               Assistant Secretary    Senior Vice President,        Clerk
                                                            Scudder Kemper Investments,
                                                            Inc.; Associate, Dechert
                                                            Price & Rhoads (law firm)
                                                            1989 to 1997

* Mr. Birdsong and Ms. Quirk are considered by the Trust and its counsel to be persons who are "interested persons" of the Adviser or of the Trust
     (within the meaning of the 1940 Act).

**   Unless otherwise stated, all the Trustees and officers have been associated with  their  respective  companies  for  more  than  five  years,  but  not necessarily in the same capacity.
=    Messrs. Lovejoy, Marple and Ms. Quirk are members of the Executive
     Committee,  which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.
+    Address:  Two International Place, Boston, Massachusetts
#    Address:  345 Park Avenue, New York, New York

         As of ____________ all Trustees and Officers of the Trust as a group owned beneficially (as the term is defined in Section 13 (d) of the Securities Exchange Act of 1934) less than 1% of the shares of the Fund.

         As of __________, ________shares in the aggregate, or _________% of the outstanding shares of the Fund were held in the name of State Street Bank & Trust Co., 1 Heritage Drive, #P5S, Quincy, MA. 02171 who may be deemed to be the beneficial owner of these shares, but disclaims any beneficial ownership therein.

         To the knowledge of the Trust, as of _________, no person owned beneficially more than 5% of the Fund's outstanding shares except as stated above.

         The Trustees and officers of the Trust also serve in similar capacities with other Scudder funds.


                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings

         The Board of Trustees is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Trustees

         The Independent Trustees receive the following compensation from the Funds of Scudder Portfolio Trust: an annual Trustee's fee of $2,400 for the Fund in which total net assets do not exceed $100 million; $4,800 for the Fund in which total net assets exceed $100 million but do not exceed $1 billion and $7,200 for the Fund in which total net assets exceed $1 billion; a fee of $150 for attendance at each board meeting, audit committee meeting or other meeting held for the purposes of considering arrangements between the Trust on behalf of the Fund and the Adviser or any affiliate of the Adviser; $75 for all other committee meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. The Independent Trustee who serves as lead or liaison trustee receives an additional annual retainer fee of $500 from the Fund. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at trustees' educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences or service on special trustee task forces or subcommittees.
Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation.

         The Independent Trustees of the Fund also serve as Independent Trustees of certain other Scudder Funds, which enables them to address investment and operational issues that are common to many of the Funds in a cost-efficient and effective manner. During 1999, the Independent Trustees participated in xx meetings of the Fund's board or board committees, which were held on xx different days during the year.

         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1999 from the Trust and from all of the Scudder funds as a group. In 1999, the Trustees of Scudder Portfolio Trust met nine times.


                               Scudder Portfolio Trust*     All Scudder Funds
                               ------------------------     -----------------
Name
----

Henry Becton, Jr.,                    $2,330               $140,000 (30 funds)
Trustee

Dawn-Marie Driscoll,                  $2,582               $150,000 (30 funds)
Trustee

Peter B. Freeman,                     $2,217               $179,782 (47 funds)
Trustee

George M. Lovejoy, Jr.,               $2,217               $153,200 (30 funds)
Trustee

                               Scudder Portfolio Trust*     All Scudder Funds
                               ------------------------     -----------------
Name
----

Wesley W. Marple, Jr.,                $2,217               $140,000 (30 funds)
Trustee

Jean C. Tempel, Trustee               $2,217               $140,000 (30 funds)


* Scudder Portfolio Trust consists of four funds: Scudder Balanced Fund, Scudder Income Fund, Scudder High Yield Bond Fund and Scudder Corporate Bond Fund.

     Members of the Board of Trustees who are employees of Scudder or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of Scudder, or its affiliates, as a result of which they may be deemed to participate in fees paid by the Fund.

     No fees were incurred by the Funds with respect to the alliance with B.A.T.


                                   DISTRIBUTOR

         The Trust, on behalf of the Fund, has an underwriting agreement with Scudder Investor Services, Inc., Two International Place, Boston, MA 02110 (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser. The Trust's underwriting agreement dated ____________ will remain in effect until _____________ and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement was last approved by the Trustees on ____________.

         Under the underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust as a broker/dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Funds; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of customer service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 plan is in effect which provides that the Fund will bear some or all of such expenses. As agent, the Distributor currently offers the Fund's shares on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value and no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

         Note: Although the Funds do not currently have a 12b-1 Plan, the Fund will also pay those fees and expenses permitted to be paid or assumed by the Trust pursuant to a 12b-1 Plan, if any, adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement.


                                      TAXES

         The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. The Fund intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between such reported gains and the shareholder's tax credit. If the Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA ($2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Dividend and interest income received by the Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

         Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in the Fund's portfolio similar to the property underlying the put option. If the Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

         Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

         Many futures and forward contracts entered into by the Funds and listed nonequity options written or purchased by the Funds (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss.

         Positions of the Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.

         Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

         Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

         The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark-to-market losses and any loss from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to the Fund-level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund's level. In addition, if the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

         The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.


                             PORTFOLIO TRANSACTIONS


Brokerage Commissions

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

         The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or the Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Adviser or the Fund in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser will not place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.

         Although certain research services from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

         The Trustees review, from time to time, whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

         For the fiscal year ended January 31, 2000 Corporate Bond Fund paid no brokerage commissions.

Portfolio Turnover

         The Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage and transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective.

         For the period of August 31, 1998 (commencement of operations) to January 31, 1999, Corporate Bond Fund had a portfolio turnover rate of 96.7% (annualized). For the fiscal year ended January 31, 2000, the Fund has a portflio turnover rate of ________%.


                                 NET ASSET VALUE

         The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price on the exchange it is traded as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system will be valued at its most recent sale price on such system as of the Value Time. Lacking any sales, the security will be valued at the most recent bid quotation as of the Value Time. The value of an equity security not quoted on the Nasdaq system, but traded in another over-the-counter market, is its most recent sale price if there are any sales of such security on such market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean quotation for such security as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation as of the Value Time.

         Debt securities, other than money market instruments, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments with an original maturity of sixty days or less maturing at par shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Trust's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.


                             ADDITIONAL INFORMATION

Experts

         The Financial highlights of the Fund included in the Fund's respective prospectuses and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Fund in accordance with generally accepted auditing standards, and the preparation of federal tax returns.

Shareholder Indemnification

         The Trust is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund's property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Fund's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Other Information


         The CUSIP number of Corporate Bond Fund is 811192-40-0.

         The Fund has a fiscal year end of January 31.

         Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in light of the Fund's objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

         Portfolio securities of the Fund are held separately pursuant to a custodian agreement by the Fund's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.

         The law firm of Dechert Price & Rhoads is counsel to the Fund.

         The name "Scudder Portfolio Trust" is the designation of the Trust for the time being under a Declaration of Trust dated September 20, 1984, as amended from time to time, and all persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Trustees, officers, agents, shareholders nor other series of the Trust assume any personal liability for obligations entered into on behalf of the Fund. No other series of the Trust assumes any liabilities for obligations entered into on behalf of the Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

Scudder Fund Accounting Corporation

         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. The Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service.

         For the period August 31, 1998 (commencement of operations) to January 31, 1999 Scudder Fund Accounting Corporation did not impose any of its fees amounting to $15,625 for the Corporate Bond Fund. For the fiscal year ended January 31, 2000, SFAC imposed fees amounting to $___________, $____of which was unpaid as of January 31, 2000 and did not impose fees amounting to $ ________.


Scudder Service Corporation

         Scudder Service Corporation ("SSC"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Fund. The Fund pays Service Corporation an annual fee of $26.00 for each account maintained for a participant.


         For the period August 31, 1998 (commencement of operations) to January 31, 1999, for the Corporate Bond Fund, SSC did not impose any of its fees amounting to $8,263. For the fiscal year ended January 31, 1999, SSC imposed fees of $_________, all of which were unpaid on January 31, 2000 and did not impose fees amounting to $_________.

         The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing record keeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.

Scudder Trust Company

         Scudder Trust Company ("STC"), Two International Place, Boston, MA 02110-4103, a subsidiary of the Adviser provides record keeping and other services in connection with certain retirement and employee benefit plans for the Fund. The Fund pays Scudder Trust Company an annual fee of $29.00 for each account maintained for a participant.

         For the period August 31, 1998 (commencement of operations) to January 31, 1999 the Corporate Bond Fund did not incur any fees. For the fiscal year January 31, 2000, STC imposed fees of $________, of which $_________ was unpaid on January 31, 2000, and did not impose fees amounting to $___________.

         The Fund's prospectuses and this combined Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.


                              FINANCIAL STATEMENTS

         The financial statements, including the Investment Portfolio of Corporate Bond Fund, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated January 31, 1999, and are deemed to be a part of this Statement of Additional Information.

                                    APPENDIX

         The following is a description of the ratings given by Moody's and Standard & Poor's to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

         Standard & Poor's Corporation:

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Moody's:

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Standard & Poor's Corporation Earnings and Dividend Rankings for Common Stocks

         The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor's Corporation believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

         Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

         Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol.  It  should  be  noted,  however,  that  the  process  also  takes  into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

         The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

         Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+  Highest                     B+  Average               C  Lowest
A   High                        B   Below Average         D  In Reorganization
A-  Above Average               B-  Lower

         NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

         The positions as determined  above may be modified in some instances by
special  considerations,   such  as  natural  disasters,  massive  strikes,  and
non-recurring accounting adjustments.

         A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

SCUDDER
INVESTMENTS(SM)
[LOGO]



--------------------------------------------------------------------------------
BOND/U.S.
--------------------------------------------------------------------------------

Scudder U.S. Income Funds

Scudder Short-Term Bond Fund Fund #022

Scudder Income Fund
Fund #063

Scudder High Yield
Bond Fund
Fund #047

Prospectus
April 12, 2000

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder U.S. Income Funds

                       How the funds work

                        2   Short Term Bond Fund

                        6   Income Fund

                       10   High Yield Bond Fund

                       14   Other Policies and Risks

                       15   Who Manages and Oversees the Funds

                       18   Financial Highlights

                       How to invest in the funds

                       22   How to Buy Shares

                       23   How to Exchange or Sell Shares

                       24   Policies You Should Know About

                       29   Understanding Distributions and Taxes

How the funds work


These funds invest mainly in bonds and other types of debt securities.


Taken as a group, they represent a spectrum of approaches to investing for income, from a conservative approach that emphasizes stability of share price to a more aggressive (and more risky) approach that focuses not just on income but total return. Each fund follows its own goal.


Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, so be aware that you could lose money.

You can access all Scudder fund prospectuses online at: www.scudder.com

--------------------------------------------------------------------------------
                       ticker symbol SCSTX                  fund number 022

Scudder Short-Term Bond Fund
--------------------------------------------------------------------------------


Investment Approach

The fund seeks to provide high income while managing its portfolio in a way that is consistent with maintaining a high degree of stability of shareholders' capital. It does this by investing mainly in high quality bonds with short remaining maturities.

The fund can buy many types of income-producing securities, among them corporate bonds, mortgage- and asset-backed securities, government securities, and others. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted. Mortgage- and asset-backed securities may represent a substantial portion of the fund's assets, because of their potential to offer high yields while also meeting the fund's quality policies.

In deciding which types of securities to buy and sell, the portfolio managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market. In choosing individual bonds, the managers consider how they are structured and use independent analysis.

Although the managers may adjust the fund's average weighted maturity (the effective maturity of the fund's portfolio), they generally intend to keep it below three years. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities, or securities), the managers don't intend to use them as principal investments, and might not use them at all.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES


This fund normally invests at least 65% of assets in two types of bonds: U.S. government securities (including those issued by agencies and instrumentalities), and debt securities in the top two grades of credit quality.

The fund could put up to 35% of assets in bonds of the third and fourth credit grades, which are still considered investment-grade. It can't buy any junk bonds.


                                       2|SCUDDER SHORT-TERM BOND FUND

--------------------------------------------------------------------------------
[ICON] This fund may make sense for investors who want higher yield than a money market fund and can accept some risk to their principal.
--------------------------------------------------------------------------------


Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. The fund's relatively short average weighted maturity should reduce the effect of this risk, but will not eliminate it. Changes in interest rates will also affect the fund's yield: when rates fall, fund yield tends to fall as well.

Mortgage- and asset-backed securities carry additional risks and may be more volatile than many other types of debt securities. Any unexpected behavior in interest rates could hurt the performance of these securities. For example, a large fall in interest rates could cause these securities to be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate. Another example: if interest rates rise or stay high, these securities could be paid off later than expected, forcing the fund to endure low yields. Both of these examples also involve the risk of capital losses. The result for the fund could be an increase in the volatility of its share price and yield.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries, or other matters

o        a bond could decline in credit quality or go into default

o        derivatives could produce disproportionate losses

o in unusual circumstances, the fund might find it hard to value some investments accurately or to get a fair price for them


                                       3|SCUDDER SHORT-TERM BOND FUND

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------


The Fund's Track Record

The bar chart shows how the fund's returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

---------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
---------------------------------------------------------------
     1990            9.88
     1991           14.38
     1992            5.43
     1993            8.18
     1994           -2.87
     1995           10.74
     1996            3.86
     1997            6.17
     1998            4.34
     1999            0.00


2000 Total Return as of March 31: 0.00%

Best Quarter: 0.00%, Q0 0000     Worst Quarter: -0.00%, Q0 '0000


---------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
---------------------------------------------------------------

                            1 Year      5 Years     10 Years
---------------------------------------------------------------
Fund                          __          __           __
---------------------------------------------------------------
Index                         __          __           __
---------------------------------------------------------------

Index: Solomon Brothers Inc. Treasury/Government Sponsored Corporate Index, an unmanaged index of Treasury, government sponsored agency and corporate securities with maturities of 1-3 years.

In both the chart and the table, total return[s] for [insert year or years] would have been lower if operating expenses hadn't been reduced}


                                       4|SCUDDER SHORT-TERM BOND FUND

How Much Investors Pay

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses and as a shareholder you pay them indirectly.


---------------------------------------------------------------
Fee Table
---------------------------------------------------------------

Shareholder Fees (paid directly from your investment)    None
---------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
---------------------------------------------------------------
Management Fee                                          0.00%
---------------------------------------------------------------
Distribution (12b-1) Fee                                 None
---------------------------------------------------------------
Other Expenses*                                         0.00%
                                                        -------
---------------------------------------------------------------
 Total Annual Operating Expenses                        0.00%
---------------------------------------------------------------


* Includes costs of shareholder servicing,custody, accounting services, and similar expenses, which may vary with fund size and other factors.


---------------------------------------------------------------
Expense Example
---------------------------------------------------------------

Based on the costs above, this example is designed to help you compare this fund's expenses to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.



     1 Year         3 Years         5 Years        10 Years
---------------------------------------------------------------
---------------------------------------------------------------
      $xx             $xxx           $xxx           $xxxx
---------------------------------------------------------------

                                       5|SCUDDER SHORT-TERM BOND FUND

--------------------------------------------------------------------------------
                       ticker symbol SCSBX                  fund number 063

Scudder Income Fund
--------------------------------------------------------------------------------


Investment Approach

The fund seeks to provide high income while managing its portfolio in a way that is consistent with the prudent investment of shareholders' capital. It does this by using a flexible investment program that emphasizes high-grade bonds.

The fund can buy many types of income-producing securities, among them corporate bonds (historically the backbone of the portfolio), U.S. government and agency bonds, mortgage- and asset-backed securities, and others. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted.

The portfolio managers may shift the proportions of the fund's holdings, favoring different types of securities at different times, while still maintaining variety in terms of the companies and industries represented. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market.

In choosing individual bonds, the managers use independent analysis to look for bonds that, for example, show improving credit.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between four and six years. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities, or securities), the managers don't intend to use them as principal investments, and might not use them at all.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
CREDIT QUALITY POLICIES


This fund normally invests at least 65% of assets in bonds of the top three grades of credit quality.

The fund could put up to 20% of assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.

                                       6|SCUDDER INCOME FUND

--------------------------------------------------------------------------------
[ICON] This fund -- America's oldest no-load mutual fund -- is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.
--------------------------------------------------------------------------------


Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in its duration would make the fund more sensitive to this risk.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries, or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o some types of bonds could be paid off substantially earlier than expected, which would hurt the fund's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could hurt performance, increasing the volatility of the fund's share price and yield

o        derivatives could produce disproportionate losses

o in unusual circumstances, the fund might find it hard to value some investments accurately or to get a fair price for them


                                       7|SCUDDER INCOME FUND

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------


The Fund's Track Record

The bar chart shows how the fund's returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

---------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
---------------------------------------------------------------

     1990            8.32
     1991           17.32
     1992            6.74
     1993           12.58
     1994           -4.43
     1995           18.54
     1996            3.41
     1997            8.66
     1998            6.11
     1999            0.00


2000 Total Return as of March 31: 0.00%

Best Quarter: 0.00%, Q0 0000     Worst Quarter: -0.00%, Q0 '0000




---------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
---------------------------------------------------------------
                            1 Year      5 Years     10 Years
---------------------------------------------------------------
Fund                          __          __           __
---------------------------------------------------------------
Index                         __          __           __
---------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged, market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities.

In both the chart and the table, total return[s] for [insert year or years] would have been lower if operating expenses hadn't been reduced}


                                       8|SCUDDER INCOME FUND

How Much Investors Pay

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses and as a shareholder you pay them indirectly.


---------------------------------------------------------------
Fee Table
---------------------------------------------------------------

Shareholder Fees (paid directly from your investment)    None
---------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
---------------------------------------------------------------
Management Fee                                          0.00%
---------------------------------------------------------------
Distribution (12b-1) Fee                                 None
---------------------------------------------------------------
Other Expenses*                                         0.00%
                                                        -------
---------------------------------------------------------------
Total Annual Operating Expenses                         0.00%
---------------------------------------------------------------



* Includes costs of shareholder servicing,custody, accounting services, and similar expenses, which may vary with fund size and other factors.


---------------------------------------------------------------
Expense Example
---------------------------------------------------------------

Based on the costs above, this example is designed to help you compare this fund's expenses to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.



     1 Year         3 Years         5 Years        10 Years
---------------------------------------------------------------
      $xx             $xxx           $xxx           $xxxx
---------------------------------------------------------------


                                       9|SCUDDER INCOME FUND

--------------------------------------------------------------------------------
                       ticker symbol SHBDX                  fund number 047

Scudder High Yield Bond Fund
--------------------------------------------------------------------------------


Investment Approach

The fund seeks to provide high income and, secondarily, capital appreciation. It does this by investing mainly in lower rated, higher yielding corporate bonds, often called junk bonds. Generally, most are from U.S. issuers, but up to 25% of assets could be in bonds from foreign issuers.

In deciding which securities to buy and sell, the portfolio managers rely on extensive independent analysis to look for bonds that may be undervalued. In particular, they look for bonds from three types of issuers:

o young, growing companies that seem to have good business prospects and whose credit is gaining strength

o companies that have stable or growing cash flows and appear able to improve their balance sheets

o established companies that may have been through setbacks but now look to be regaining their financial health, perhaps in conjunction with some type of positive restructuring

Based on their analysis of economic and market trends, the managers may favor bonds from different segments of the economy at different times, while still maintaining variety in terms of the companies and industries represented.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between four and eight years. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities, or securities), the managers don't intend to use them as principal investments, and might not use them at all.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
CREDIT QUALITY POLICIES


This fund normally invests at least 65% of assets in U.S. junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.

The fund could put up to 35% of assets in bonds with higher credit quality, but normally invests less in them.


                                       10|SCUDDER HIGH YIELD BOND FUND

--------------------------------------------------------------------------------
[ICON] This fund may appeal to investors who want higher yields and are not as concerned about risk as more conservative investors.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

For this fund, the main factor is the economy. Because the companies that issue high yield bonds may be in uncertain financial health, high yield bond prices can be vulnerable to bad economic news, or even the expectation of bad news. This may affect a company, an industry, or the high yield market as a whole. In some cases, bonds may decline in credit quality or go into default. This risk is higher with foreign bonds.

Another factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in interest rates means a 1% fall in value for every year of duration, although with high yield bond investments the correlation is not as exact.) An increase in its duration would make the fund more sensitive to this risk.

Because the economy affects corporate bond performance, the fund will tend to perform less well than other types of bond funds when the economy is weak. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o some types of bonds could be paid off earlier than expected, which would hurt the fund's performance

o        currency fluctuations could cause foreign investments to lose value

o        derivatives could produce disproportionate losses

o in unusual circumstances, the fund might find it hard to value some investments accurately or to get a fair price for them; this risk can be greater for junk bonds than for higher quality bonds


                                       11|SCUDDER HIGH YIELD BOND FUND

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------


The Fund's Track Record

The bar chart shows how the fund's returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

---------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
---------------------------------------------------------------

     1997           14.80
     1998            4.52
     1999            0.00




2000 Total Return as of March 31: 0.00%

Best Quarter: 0.00%, Q0 0000     Worst Quarter: -0.00%, Q0 '0000




---------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
---------------------------------------------------------------
                            1 Year      5 Years     10 Years
---------------------------------------------------------------
Fund                          __          __           __
---------------------------------------------------------------
Index                         __          __           __
---------------------------------------------------------------



Index: Merrill Lynch High Yield Master Index, an unmanaged index that broadly reflects corporate bonds that are below investment grade.

In both the chart and the table, total return[s] for [insert year or years] would have been lower if operating expenses hadn't been reduced}


                                       12|SCUDDER HIGH YIELD BOND FUND

How Much Investors Pay

This fund has no sales charge or other shareholder fees, other than a short-term redemption/exchange fee. The fund does have annual operating expenses and as a shareholder you pay them indirectly.


---------------------------------------------------------------
Fee Table
---------------------------------------------------------------

Shareholder Fees (paid directly from your investment)    None
---------------------------------------------------------------
Redemption/Exchange Fee, on shares owned less than a
year (as a % of amount redeemed)                        1.00%
---------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
---------------------------------------------------------------
Management Fee                                          0.00%
---------------------------------------------------------------
Distribution (12b-1) Fee                                 None
---------------------------------------------------------------
Other Expenses*                                         0.00%
                                                        -------
---------------------------------------------------------------
Total Annual Operating Expenses                         0.00%
---------------------------------------------------------------



* Includes costs of shareholder servicing,custody, accounting services, and similar expenses, which may vary with fund size and other factors.


---------------------------------------------------------------
Expense Example
---------------------------------------------------------------

Based on the costs above, this example is designed to help you compare this fund's expenses to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.



     1 Year         3 Years         5 Years        10 Years
---------------------------------------------------------------
      $xx             $xxx           $xxx           $xxxx
---------------------------------------------------------------


                                       13|SCUDDER HIGH YIELD BOND FUND

Other Policies and Risks

While the fund-by-fund sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval.

o As a temporary defensive measure, any of these funds could shift up to 100% of their assets into investments such as money market securities. This could prevent losses, but would mean that the funds was not pursuing its goal.

o These funds may trade securities more actively than some other bond funds. This could raise transaction costs (and lower performance) and could mean higher taxable distributions.

o Scudder Kemper measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality changes, the portfolio managers will decide what to do with the security, based on their assessment of what would benefit shareholders most.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on the funds' allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

--------------------------------------------------------------------------------
[ICON] Scudder Kemper, the company with overall responsibility for managing the funds, takes a team approach to asset management.
--------------------------------------------------------------------------------

Who Manages and Oversees the Funds

The investment adviser

The funds' investment adviser is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management.

Each fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of each fund's average daily net assets.



Fund Name                                         Fee Paid
---------------------------------------------------------------
Scudder Short-Term Bond Fund                        0.00%
---------------------------------------------------------------
Scudder Income Fund                                 0.00%
---------------------------------------------------------------
Scudder High Yield Bond Fund                        0.00%
---------------------------------------------------------------

The portfolio managers

The following people handle the day-to-day management of each fund in this prospectus.



Scudder Short Term Bond Fund                 Scudder Income Fund

     Robert S. Cessine                            Robert S. Cessine
     Co-Lead Portfolio Manager                    Lead Portfolio Manager
        o  Began investment career in              o  Began investment career
             1982                                       in 1982
        o  Joined the adviser in 1993              o  Joined the adviser in 1993
        o  Joined the fund team in                 o  Joined the fund team in
             1998                                     1998

     John E. Dugenske                        Scudder High Yield Bond Fund
     Co-Lead Portfolio Manager
        o  Began investment career in             Kelly D. Babson
           1990                                   Lead Portfolio Manager in 1981
        o  Joined the adviser in 1998              o  Began investment career
        o  Joined the fund team in                    in 1981
           1998                                    o  Joined the adviser in 1994
                                                   o  Joined the adviser in 1994
                                                   o  Joined the fund team in
                                                      1996

The Board

A mutual fund's Board is responsible for the general oversight of each fund's business. A majority of the Board members are not affiliated with Scudder Kemper. These independent members have primary responsibility for assuring that each fund is managed in the best interests of its shareholders.



Lynn S. Birdsong                        George M. Lovejoy, Jr.
   o                                       o  President and Director, Fifty
   o                                          Associates (real estate
                                              corporation)
Henry P. Becton, Jr.
   o  President and General             Wesley W. Marple, Jr.
      Manager, WGBH                        o  Professor of Business
      Educational Foundation                  Administration,
                                              Northeastern University,
Dawn-Marie Driscoll                           College of Business
   o  Executive Fellow, Center                Administration
      for Business Ethics, Bentley
      College                           Kathryn L. Quirk
   o  President, Driscoll                  o  Managing Director of
      Associates (consulting firm)            Scudder Kemper
                                              Investments, Inc.
Peter B. Freeman                           o  Vice President and Assistant
   o  Corporate director and                  Secretary of the fund
      trustee
                                        Jean C. Tempel
                                           o  Venture Partner, Internet
                                              Capital Corp.

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Short Term Bond Fund

[TABLE TO BE INSERTED]

Scudder Income Fund

[TABLE TO BE INSERTED]

Scudder High Yield Bond Fund

[TABLE TO BE INSERTED]

How to invest in the funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.


If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial adviser -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares

      Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."



------------------------------------------------------------------------------------
                   First investment                 Additional investments
------------------------------------------------------------------------------------
                   $2,500 or more for regular        $100 or more for regular
                   accounts                          accounts

                   $1,000 or more for IRAs           $50 or more for IRAs

                                                     $50 or more with an Automatic
                                                     Investment Plan
-----------------------------------------------------------------------------------
By mail or express o  Fill out and sign an         o  Send a check and a Scudder
(see below)           application                     investment slip to us at the
                                                      appropriate address below
                   o  Send it to us at the
                      appropriate address,         o  If you don't have an
                      along with an investment        investment slip, simply include
                      check                           a letter with your name,
                                                      account number, the full
                                                      name of the fund, and your
                                                      investment instructions
------------------------------------------------------------------------------------
By wire            o  Call 1-800-SCUDDER for       o  Call 1-800-SCUDDER for
                      instructions                    instructions
------------------------------------------------------------------------------------
By phone           --                              o  Call 1-800-SCUDDER for
                                                      instructions
------------------------------------------------------------------------------------
With an automatic  --                              o  To set up regular investments
investment plan                                       from a bank checking account,
                                                      call 1-800-SCUDDER
------------------------------------------------------------------------------------
Using QuickBuy     --                               o  Call 1-800-SCUDDER
------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
[ICON]             Regular mail:
                   The Scudder Funds, PO Box 2291, Boston, MA 02107-2291

                   Express, registered or certified mail:
                   The Scudder Funds, 66 Brooks Drive, Braintree, MA 02184-3839

                   Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in an account opened directly with Scudder.



-----------------------------------------------------------------------------------
                   Exchanging into another fund     Selling shares
-----------------------------------------------------------------------------------
                   $2,500 or more to open a new     Some transactions, including
                   account ($1,000 for IRAs)        most for over $100,000, can
                                                    only be ordered in  writing; if
                   $100 or more for exchanges       you're in doubt, see page 26
                   between existing accounts
-----------------------------------------------------------------------------------
By phone or wire   o  Call 1-800-SCUDDER for         o  Call 1-800-SCUDDER for
                      instructions                      instructions
-----------------------------------------------------------------------------------
Using SAIL(TM)     o  Call 1-800- 343-2890 and       o  Call 1-800- 343-2890 and
                      follow the instructions           follow the instructions
-----------------------------------------------------------------------------------
By mail, express   Write a letter that includes:     Write a letter that includes:
or fax (see
[below/ next page) o  the fund, class, and account   o  the fund, class, and account
                      number you're exchanging          number from which you want
                      out of                            to sell shares

                   o  the dollar amount or number    o  the dollar amount or number
                      of shares you want to exchange    of shares you want to sell

                   o  the name and class of the      o  your name(s), signature(s),
                      fund you want to exchange into    and address, as they appear
                                                        on your account
                   o  your name(s), signature(s),
                      and address, as they appear on o  a daytime telephone number your account

                   o  a daytime telephone number
-----------------------------------------------------------------------------------
By wire            o  Call 1-800-SCUDDER for         o  Call 1-800-SCUDDER for
                      instructions                      instructions
-----------------------------------------------------------------------------------
With an automatic  --                                o  To set up regular cash
withdrawal plan                                         payments from a Scudder
                                                        account, call 1-800-SCUDDER
-----------------------------------------------------------------------------------
                   --
Using QuickSell                                      o  Call 1-800-SCUDDER
-----------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[ICON] Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. eastern time on any fund business day by calling 1-800-SCUDDER.
--------------------------------------------------------------------------------


Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The funds are open for business on each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. However, with Scudder Short Term Bond Fund, wire transactions that arrive by 12:00 noon eastern time will receive that day's dividend.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold.

--------------------------------------------------------------------------------
[ICON]  The Scudder Web site can be a valuable resource for shareholders with
         Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.
--------------------------------------------------------------------------------


SAIL(TM), the Scudder Automated Information Line, is available 24 hours a day by calling 1-800-343-2890. You can use SAIL to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER.

Checkwriting, available on Scudder Short Term Bond Fund, lets you sell shares of that fund by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $100, and that we can't honor any check larger than your balance at the time the check is presented to us. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is presented.

When you call us to sell shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. Your bank may charge its own fees for handling wires.
The funds can only accept wires of $100 or more.

Exchanges among Scudder funds are an option for shareholders who bought their fund shares directly from Scudder and many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions, and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

--------------------------------------------------------------------------------
[ICON]  If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.
--------------------------------------------------------------------------------

How the funds calculate share prices

For each fund in this prospectus, the price at which you buy shares is the net asset value per share, or NAV. To calculate NAV, the funds use the following equation:



            TOTAL ASSETS - TOTAL LIABILITIES
          ----------------------------------    = NAV
          TOTAL NUMBER OF SHARES OUTSTANDING



The price at which you sell shares is also the NAV, except that Scudder High Yield Bond Fund charges a 1.00% redemption/exchange fee on shares owned less than one year. You won't be charged this fee if you're investing in an employer-sponsored retirement plan that is set up directly with Scudder. If your employer-sponsored retirement plan is through a third-party investment provider, or if you are investing through an IRA or other individual retirement plan, the fee will apply. Certain other types of accounts may also be eligible for this waiver.

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of their holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days when the funds don't price their shares.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o charge you $10 a year if your account balance falls below $2,500, and close your account and send you the proceeds if your balance falls below $1,000; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash. A fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less (Scudder Short Term Bond Fund does not expect to make redemptions in kind)

o change, add or withdraw various services, fees, and account policies (for example, we may change or terminate the exchange privilege at any time)

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------


Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The funds have regular schedules for paying out any earnings to shareholders:

o Income: declared daily and paid monthly except for Scudder Income Fund, which declares and pays them in March, June, September and December.

o Long-term and short-term capital gains: December, or otherwise as needed

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:



Generally taxed at ordinary income rates
-----------------------------------------------------------------
o  short-term capital gains from selling fund shares
-----------------------------------------------------------------
o  taxable income dividends you receive from a fund
-----------------------------------------------------------------
o  short-term capital gains distributions you receive from a fund
-----------------------------------------------------------------

Generally taxed at capital gains rates
-----------------------------------------------------------------
o  long-term capital gains from selling fund shares
-----------------------------------------------------------------
o  long-term capital gains distributions you receive from a fund
-----------------------------------------------------------------


Each fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

To Get More Information


Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-SCUDDER.

Statements of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The [SAI/SAIs] [is/are] incorporated by reference into this document (meaning that its legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.



                      Scudder Funds                   SEC
                      PO Box 2291                     450 Fifth Street, N.W.
                      Boston, MA 02107-2291           Washington, DC 20549-6009
                      1-800-SCUDDER                   1-800-SEC-0330

                      www.scudder.com                 www.sec.gov





Fund Name                                        SEC File #
---------------------------------------------------------------
Scudder Short-Term Bond Fund                      811-03229
---------------------------------------------------------------
Scudder Income Fund                               811-00042
---------------------------------------------------------------
Scudder High Yield Bond Fund                      811-00042
---------------------------------------------------------------

                               SCUDDER INCOME FUND
                       A series of Scudder Portfolio Trust

                 A No-Load Diversified Mutual Fund Series which
                   Seeks to Provide High Income while Managing
               its Portfolio in a Way that is Consistent with the
                  Prudent Investment of Shareholders' Capital.
               It Does this by Using a Flexible Investment Program
                       that Emphasizes High-Grade Bonds.

                                       And

                          SCUDDER HIGH YIELD BOND FUND

                       A series of Scudder Portfolio Trust
                        A No-Load Diversified Mutual Fund
                Series which Seeks to provide a High Income and,
                       secondarily, capital appreciation.
         It does this by investing mainly in lower rated, high yielding corporate bonds, often called junk bonds.


--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 12, 2000


--------------------------------------------------------------------------------


         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses of Scudder Income Fund and Scudder High Yield Bond Fund, each dated April 12, 2000, as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

         Each Annual Report to Shareholders for Scudder Income Fund and Scudder High Yield Bond Fund dated January 31, 2000, is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.

                                TABLE OF CONTENTS
                                                                                                                  Page


THE FUNDS'INVESTMENT OBJECTIVES AND POLICIES........................................................................1
         General Investment Objective and Policies of Scudder Income Fund...........................................1
         General Investment Objective and Policies of Scudder High Yield Bond Fund..................................2
         Investments................................................................................................2
         Investment process.........................................................................................3
         Master/feeder structure....................................................................................4
         Investments and Investment Techniques......................................................................4
         Investment Restrictions...................................................................................25

PURCHASES..........................................................................................................27
         Additional Information About Opening An Account...........................................................27
         Minimum balances..........................................................................................27
         Additional Information About Making Subsequent Investments................................................28
         Additional Information About Making Subsequent Investments by QuickBuy....................................28
         Checks....................................................................................................28
         Share Price...............................................................................................29
         Share Certificates........................................................................................29
         Other Information.........................................................................................29

EXCHANGES AND REDEMPTIONS..........................................................................................30
         Special Redemption and Exchange Information for High Yield Bond Fund......................................30
         Exchanges.................................................................................................30
         Redemption by Telephone...................................................................................31
         Redemption By QuickSell...................................................................................32
         Redemption by Mail or Fax.................................................................................32
         Redemption-In-Kind........................................................................................33
         Other Information.........................................................................................33

FEATURES AND SERVICES OFFERED BY THE FUNDS.........................................................................33
         The No-Load Concept.......................................................................................33
         Internet access...........................................................................................34
         Dividend and Capital Gain Distribution Options............................................................34
         Reports to Shareholders...................................................................................35
         Transaction Summaries.....................................................................................35

THE SCUDDER FAMILY OF FUNDS........................................................................................35

SPECIAL PLAN ACCOUNTS..............................................................................................38
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase  Pension Plans for
         Corporations and Self-Employed Individuals................................................................38
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan  for Corporations and Self-Employed Individuals......39
         Scudder IRA:  Individual Retirement Account...............................................................39
         Scudder Roth IRA:  Individual Retirement Account..........................................................39
         Scudder 403(b) Plan.......................................................................................40
         Automatic Withdrawal Plan.................................................................................40
         Group or Salary Deduction Plan............................................................................40
         Automatic Investment Plan.................................................................................40
         Uniform Transfers/Gifts to Minors Act.....................................................................41

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS..........................................................................41

PERFORMANCE INFORMATION............................................................................................41
         Average Annual Total Return...............................................................................41
         Cumulative Total Return...................................................................................42
         Total Return..............................................................................................43
         Yield.....................................................................................................43
         Comparison of Fund Performance............................................................................43

ORGANIZATION OF THE FUNDS..........................................................................................45


                                       i

                          TABLE OF CONTENTS (continued)
                                                                                                                 Page

INVESTMENT ADVISER.................................................................................................46
         Personal Investments by Employees of the Adviser..........................................................49

TRUSTEES AND OFFICERS..............................................................................................49

REMUNERATION.......................................................................................................51
         Responsibilities of the Board -- Board and Committee Meetings.............................................51
         Compensation of Officers and Trustees.....................................................................52

DISTRIBUTOR........................................................................................................53

TAXES    53

PORTFOLIO TRANSACTIONS.............................................................................................57
         Brokerage Commissions.....................................................................................57
         Portfolio Turnover........................................................................................58

NET ASSET VALUE....................................................................................................58

ADDITIONAL INFORMATION.............................................................................................59
         Experts...................................................................................................59
         Shareholder Indemnification...............................................................................60
         Other Information.........................................................................................60
     Scudder Fund Accounting Corporation...........................................................................60
     Scudder Service Corporation...................................................................................61
     Scudder Trust Company.........................................................................................61

FINANCIAL STATEMENTS...............................................................................................62
         Scudder Income Fund.......................................................................................62
         Scudder High Yield Bond Fund..............................................................................62

APPENDIX
         Ratings of Municipal and Corporate Bonds
         Standard & Poor's Corporation Earnings and Dividend Rankings for Common Stocks

                THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

         Scudder Income Fund and Scudder High Yield Bond Fund (each a "Fund," collectively, the "Funds"), are no-load, diversified series of Scudder Portfolio Trust (the "Trust"), an open-end management investment company which continuously offers and redeems its shares. It is a company of the type commonly known as a mutual fund.

         Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Fund may engage (such as hedging, etc.) or a financial instrument which a Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing each Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

General Investment Objective and Policies of Scudder Income Fund

         The investment objective of Scudder Income Fund ("Income Fund") is to seek to provide high income while managing its portfolio in a way that is consistent with the prudent investment of shareholders' capital. It does this by using a flexible investment program that emphasizes high-grade bonds.

         The majority of the Fund's assets are usually invested in intermediate- and long-term fixed-income securities. Long-term bonds have remaining maturities of longer than eight years and usually pay a higher rate of income than short-term fixed-income securities and common stocks. The Fund, however, has the flexibility to invest in securities within any maturity range. The Fund invests primarily in a broad range of high-grade income-producing securities such as corporate bonds and government securities. The Fund may invest, from time to time, in convertible bonds, preferred securities, convertible preferred securities, fixed and adjustable rate bonds, debentures (convertible and non-convertible), stripped coupons and bonds, zero coupon securities, commercial paper and other money market instruments, asset-backed bonds and certificates, mortgage and mortgage-backed securities, mortgage bonds and pass-through certificates, debt securities issued by real estate investment trusts ("REITs"), trust preferred securities, corporate notes (including convertible notes), equipment trust certificates, the bond portion of units with stock, or warrants to buy stock attached. The Fund may also invest, from time to time, in municipal obligations and illiquid securities such as certain private placements. Proportions among the types of securities held by the Fund will vary from time to time depending on the judgment of the Fund's Adviser as to the prospects of income related to the outlook for the economy and the securities markets, the quality of investments available, the level of interest rates, and other factors. However, it is a policy of the Fund to allocate its investments among industries and companies. The securities in which the Fund may invest are further described below and in the Fund's prospectus.

         Under normal market conditions, the Fund will invest at least 65% of its assets in securities rated within the three highest quality rating categories of Moody's (Aaa, Aa and A) or S&P (AAA, AA and A), or if unrated, in bonds judged by the Adviser to be of comparable quality at the time of purchase. The Fund may invest up to 20% of its assets in debt securities rated lower than Baa or BBB or, if unrated, of equivalent quality as determined by the Adviser, but will not purchase bonds rated below B by Moody's or S&P or their equivalent.

         Securities rated below investment-grade (those rated lower than Baa or BBB) are commonly referred to as "junk bonds." These securities can entail greater price volatility and involve a higher degree of speculation with respect to the payment of principal and interest than higher quality fixed-income securities. The market prices of such lower rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher rated securities, and the Fund may have difficulty disposing of these securities at the time it wishes to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value.

         The Fund may also invest in U.S. Government securities which include:

o        securities  issued  and backed by the full faith and credit of the U.S.
         Government, such as U.S. Treasury bills, notes and bonds;

o securities, including mortgage-backed securities, issued by an agency or instrumentality of the U.S. Government, including those backed by the full faith and credit of the U.S. Government and those issued by agencies and instrumentalities which, while neither direct obligations of, nor guaranteed by the U.S. Government, are backed by the credit of the issuer itself and may be supported as well by the issuer's right to borrow from the U.S. Treasury; and

o securities of the U.S. Government, its agencies or instrumentalities on a when-issued or forward delivery basis.

         The Fund may invest in foreign securities and certificates of deposit issued by foreign and domestic branches of U.S. banks. It may also invest in when-issued or forward delivery securities, indexed securities, repurchase agreements, reverse repurchase agreements, illiquid securities, and may engage in dollar-roll transactions and strategic transactions.

         As a defensive measure the Fund could invest up to 100% of its assets in money market securities.

         Changes in portfolio securities are made on the basis of investment considerations and it is against the policy of management to make changes for trading purposes. The Fund cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Fund's shares will increase or decrease with changes in the market prices of the Fund's investments and there is no assurance that the Fund's objective will be achieved.

         Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed by the Trustees without a shareholder vote.


General Investment Objective and Policies of Scudder High Yield Bond Fund

         Scudder High Yield Bond Fund ("High Yield Bond Fund") seeks to provide a high income and, secondarily, capital appreciation. It does this by investing mainly in lower rated, high yielding corporate bonds, often called junk bonds.

         While the Fund's primary investment objective is high current income, it also pursues capital appreciation. Capital appreciation can occur, for example, from an improvement in the financial condition or credit rating of issuers whose securities are held by the Fund, or from a general drop in the level of interest rates, or a combination of both factors.

         The Fund can invest without limit in lower-quality domestic debt securities, sometimes referred to as "high yield" or "junk" bonds. These are non-investment grade debt securities, which are considered speculative investments by the major credit rating agencies. High yield bonds involve a greater risk of default and price volatility than U.S. Government bonds and other high quality fixed-income securities.

         The Fund is designed as a long-term investment for investors able to bear credit, interest rate and other risks in exchange for the potential for high current income and capital appreciation. To encourage a long-term investment horizon, the Fund maintains a 1% redemption and exchange fee for shares held less than one year. This fee, described more fully under "Exchanges and Redemptions -- Special Redemption and Exchange Information," is payable to the Fund for the benefit of remaining shareholders.

         Except as otherwise indicated, the Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders.

Investments

         In pursuit of its investment objectives, the Fund, under normal market conditions, invests at least 65% of its total assets in high yield, below investment-grade domestic debt securities. The Fund defines "domestic debt securities" as securities of companies domiciled in the U.S. or organized under the laws of the U.S. or for which the U.S. trading market is a primary market. Below investment-grade securities are rated below "Baa" by Moody's Investors Service, Inc. ("Moody's") or below "BBB" by Standard and Poor's Corporation ("S&P"), or, if unrated, are of equivalent quality as determined by the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"). The Fund's Adviser intends to focus investments on those securities qualifying for a Ba or B rating from Moody's or a BB or B rating from S&P, but has the flexibility to acquire securities qualifying for any rating category, as well as defaulted securities and non-rated securities. Below investment-grade securities are considered predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with their terms and generally involve a greater risk of default and more volatility in price than securities in higher rating categories. Please refer to the attached "Appendix" for further information.

         In addition to domestic debt securities, the Fund may invest in a variety of other securities consistent with its investment objectives. In addition, other investments may include convertible and preferred securities, U.S. Treasury and Agency bonds, Brady bonds, mortgage-backed and asset-backed securities, common stocks and warrants, debt securities issued by real estate investment trusts ("REITs"), trust preferred securities, bank loans, loan participations, dollar rolls, indexed securities and illiquid securities and reverse repurchase agreements.

         The  Fund  may  invest  up to  25%  of  its  total  assets  in  foreign securities. While it is anticipated that the majority of the Fund's foreign investments will be denominated in U.S. dollars, the Fund may invest, within the aforementioned limit, in foreign bonds denominated in local currencies, including those issued in emerging markets. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.

         The Fund invests primarily in medium- and long-term fixed-income securities. However, there is no limitation as to the weighted average maturity of the Fund's portfolio and no restriction on the maturity of any individual security held in the portfolio. The Adviser will adjust the average portfolio maturity in light of actual or projected changes in economic and market conditions. Prices of longer-term bonds generally are more volatile than prices of bonds with shorter maturities.

         Although the Fund is designed to provide monthly income to shareholders, it can invest in non-income producing debt securities. Such securities include zero coupon or other original issue discount bonds, which may pay interest only at maturity, or pay-in-kind bonds, which pay interest in the form of additional securities.

         The Fund may invest in when-issued or forward-delivery securities, and may engage in strategic transactions and utilize derivatives.

         To provide for redemptions, or in anticipation of investment in longer-term debt securities, the Fund may hold a portion of its portfolio investments in cash or cash equivalents including repurchase agreements and other types of money market instruments. In addition, to provide for redemptions or distributions, the Fund may borrow from banks in an amount not exceeding the value of one-third of the Fund's total assets. The Fund does not expect to borrow for investment purposes.

         For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash or money market instruments or invest all or a substantial portion of its assets in high quality domestic debt securities. It is impossible to accurately predict for how long such alternate strategies may be utilized.

Investment process

         The Fund involves above-average bond fund risk. Investing in high yielding, lower-quality bonds involves various types of risks including the risk of default; that is, the chance that issuers of bonds held in the portfolio will not make timely payment of either interest or principal. Risk of default can increase with changes in the financial condition of a company or with changes in the overall economy, such as a recession. In comparison to investing in higher quality issues, high yield bond investors may be rewarded for the additional risk of high yield bonds through higher interest payments and the opportunity for capital appreciation.

         The Adviser attempts to manage the risks of high yield investing, as well as to enhance investment return, through careful monitoring of business and economic conditions in the U.S. and abroad, and through conducting its own credit research along with utilizing the ratings and analysis provided by major rating agencies such as Moody's and S&P. The Adviser monitors, on a regular basis, the creditworthiness and business prospects of companies represented in the portfolio.

         Further, the Adviser attempts to manage risk through portfolio diversification. The Fund will typically invest in a variety of issuers and industries. Using a research-intensive security selection process, the Adviser will focus primarily on the following types of high yield opportunities:

o Young, growing companies with attractive business opportunities and positive credit trends

o Companies with stable to growing cash flows that have the ability to improve the strength of their balance sheets

o Established companies that may have experienced financial setbacks, but are displaying evidence of improving business trends

o        Securities judged to be undervalued

         The Adviser will rely on fundamental corporate credit analysis, incorporating proprietary credit screening tools.

Master/feeder structure

         The Board of Trustees has the discretion to retain the current distribution arrangement for each Fund while investing in a master fund in a master/feeder structure fund as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Investments and Investment Techniques

High Yield, High Risk Securities. Each Fund may invest in below investment-grade securities (rated below Baa by Moody's and below BBB by S&P) or unrated securities of equivalent quality, which may carry a high degree of risk
(including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of a Fund to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of a Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded after being purchased by a Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high yield securities, see "TAXES."

High Yield Bond Fund -- Debt Securities. High Yield Bond Fund may invest in securities rated lower than Baa/BBB and in unrated securities of equivalent quality in the Adviser's judgment. The Fund may invest in debt securities which are rated as low as C by Moody's or D by S&P. Such securities may be in default with respect to payment of principal or interest. The Fund may also purchase investment-grade bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. Bonds rated Baa or BBB may have speculative elements as well as investment-grade characteristics. For more information about debt security ratings please refer to the attached "Appendix."

         The Adviser expects that a portion of the Fund's investments will be purchased at a discount to par value. To the extent developments in emerging markets result in improving credit fundamentals and rating upgrades for countries in emerging markets, the Adviser believes that there is the potential for capital appreciation as the improving fundamentals become reflected in the price of the debt instruments. The Adviser also believes that a country's sovereign credit rating (with respect to foreign currency denominated issues) acts as a "ceiling" on the rating of all debt issuers from that country. Thus, the ratings of private sector companies cannot be higher than that of their home countries. The Adviser believes, however, that many companies in emerging market countries, if rated on a stand alone basis without regard to the rating of the home country, possess fundamentals that could justify a higher credit rating, particularly if they are major exporters and receive the bulk of their revenues in U.S. dollars or other hard currencies. The Adviser seeks to identify such opportunities and benefit from this type of market inefficiency.

Trust Preferred Securities. Each Fund may invest in Trust Preferred Securities, which are hybrid instruments issued by a special purpose trust (the "Special Trust"), the entire equity interest of which is owned by a single issuer. The proceeds of the issuance to a Fund of Trust Preferred Securities are typically used to purchase a junior subordinated debenture, and distributions from the Special Trust are funded by the payments of principal and interest on the subordinated debenture.

          If payments on the underlying junior subordinated debentures held by the Special Trust are deferred by the debenture issuer, the debentures would be treated as original issue discount ("OID") obligations for the remainder of their term. As a result, holders of Trust Preferred Securities, such as a Fund, would be required to accrue daily for Federal income tax purposes, their share of the stated interest and the de minimis OID on the debentures (regardless of whether the Fund receives any cash distributions from the Special Trust), and the value of Trust Preferred Securities would likely be negatively affected. Interest payments on the underlying junior subordinated debentures typically may only be deferred if dividends are suspended on both common and preferred stock of the issuer. The underlying junior subordinated debentures generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer, but rank below other subordinated debentures and debt securities. Trust Preferred Securities may be subject to mandatory prepayment under certain circumstances. The market values of Trust Preferred Securities may be more volatile than those of conventional debt securities. Trust Preferred Securities may be issued in reliance on Rule 144A under the Securities Act of 1933, as amended, and, unless and until registered, are restricted securities; there can be no assurance as to the liquidity of Trust Preferred Securities and the ability of holders of Trust Preferred Securities, such as the Fund, to sell their holdings.

Zero Coupon Securities. Each Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation (or depreciation) as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks because zero coupon convertible securities are usually issued with shorter maturities (15 years or less) and with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities has stated that for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Funds, most likely will be deemed the beneficial holder of the underlying U.S. government securities.

         The Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Funds will be able to have their beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself. (See "TAXES.")

Real Estate Investment Trusts. Each Fund may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

         Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 as amended (the "Code"), and to maintain exemption from the registration requirements of the Investment Company Act of 1940 (the "1940 Act"). By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Mortgage-Backed Securities and Mortgage Pass-Through Securities. Each Fund may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations as further described below. The Funds may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Funds to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities.

         When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of mortgage-related securities and increasing their volatility, affecting the price volatility of the Fund's shares.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing, or foreclosure, net of fees or costs which may be incurred. Because principal may be prepaid at any time, mortgage-backed securities may involve significantly greater price and yield volatility than traditional debt securities. Some mortgage-related securities such as securities issued by the Government National Mortgage Association ("GNMA") are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of each Fund's shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

         FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets each Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet each Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may not be as liquid as other securities.

         In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Backed Securities. The Adviser expects that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. The Funds will not purchase mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid if, as a result, more than 10% of the value of each Fund's total assets will be illiquid. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with each Fund's investment objectives, policies, and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities. The securitization techniques used to develop mortgaged-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with each Fund's investment objectives and policies, a Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

         Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust (Trust) whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the Trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage to or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support.

The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

         Each Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability and would be subject to each Fund's restriction on restricted or illiquid securities. In addition, there may be no liquid market for such securities.

         The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Indexed Securities. Each Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Funds may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

When-Issued Securities. Each Fund may purchase securities on a "when-issued" or "forward delivery" basis for payment and delivery at a later date. The price of such securities, which is generally expressed in yield terms, is generally fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest on the when-issued or forward delivery securities accrues to the Funds. To the extent that assets of the Funds are held in cash pending the settlement of a purchase of securities, the Funds will earn no income; however, it is the Funds' intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Funds make the commitment to purchase a security on a when-issued or forward delivery basis, they will record the transaction and reflect the value of the security in determining their net asset values. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Funds do not believe that their net asset values or income will be adversely affected by their purchase of securities on a when-issued or forward delivery basis.

Municipal Obligations. Income Fund may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories, and possessions of the U.S., and their political subdivisions, agencies, and instrumentalities, and the District of Columbia to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors. The two principal classifications of municipal obligations are "notes" and "bonds." The return on municipal obligations is ordinarily lower than that of taxable obligations. The Funds may acquire municipal obligations when, due to disparities in the debt securities markets, the anticipated total return on such obligations is higher than that on taxable obligations. The Fund has no current intention of purchasing tax-exempt municipal obligations that would amount to greater than 5% of it's total assets.

Repurchase Agreements. Each Fund may enter into repurchase agreements with member banks of the Federal Reserve System and any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations a Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

         A repurchase agreement provides a means for the Funds to earn income on funds for periods as short as overnight. It is an arrangement under which the Funds acquire a security ("Obligation") and the seller (i.e. the bank or the broker-dealer) agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such obligations is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Funds, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Funds together with the repurchase price upon repurchase. In either case, the income to the Funds is unrelated to the interest rate on the Obligation itself. Obligations will be held by each Fund's custodian or in the Federal Reserve Book Entry System.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Funds to the seller of the Obligation subject to the repurchase agreement and is therefore subject to each Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Funds subject to a repurchase agreement as being owned by the Funds or as being collateral for a loan by the Funds to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Funds may encounter delay and incur costs before being able to sell the security. Delays may cause loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Funds have not perfected a security interest in the Obligation, the Funds may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Funds would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Funds, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Funds may incur a loss if the proceeds to the Funds of their sale of the securities underlying the repurchase agreement to a third party are less than the repurchase price. To protect against such potential loss, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds will direct the seller of the Obligation to deliver additional securities so that the value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Funds will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Repurchase Commitments. Income Fund may enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase. Such transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

Dollar Roll Transactions. Each Fund may enter into "dollar roll" transactions, which consist of the sale by the Funds to a bank or broker/dealers (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Funds receive a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Funds agree to buy a security on a future date.

         The Funds will not use such transactions for leveraging purposes and, accordingly, will segregate cash or liquid assets in an amount sufficient to meet their purchase obligations under the transactions. Each Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

         Dollar rolls are treated for purposes of the 1940 Act as borrowings of the Funds because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Funds. For example, while the Funds receive a fee as consideration for agreeing to repurchase the security, the Funds forgo the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Funds, thereby effectively charging the Funds interest on their borrowing. Further, although the Funds can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of each Fund's borrowing.

         The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Funds' right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Funds are able to purchase them. Similarly, the Funds may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Funds, the security that the Funds are required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Funds' use of the cash that they receive from a dollar roll will provide a return that exceeds borrowing costs.

         The Trustees of the Trust, on behalf of the Funds, have adopted guidelines to ensure that those securities received are substantially identical to those sold. To reduce the risk of default, the Funds will engage in such transactions only with counterparties selected pursuant to such guidelines.

Brady Bonds. High Yield Bond Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, the Philippines, Poland and Uruguay.

         Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets.

         Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative. Approximately $152 billion in Brady Bonds have been issued in Africa, Asia, Eastern Europe, Latin America and the Middle East, with over 90% of these Brady Bonds being denominated in U.S. dollars.

Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the SEC which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Adviser. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Fund may engage in reverse repurchase agreements and dollar rolls for any purpose.

Lending of Portfolio Securities. Each Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers, and are required to be secured continuously by collateral in cash or liquid assets, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Funds have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Funds continue to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans may be made only to firms deemed by the Adviser to be of good standing. The value of the securities loaned will not exceed 5% of the value of each Fund's total assets at the time any loan is made.

Warrants. Each Fund may invest in warrants up to 5% of the value of its total assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Reverse Repurchase Agreements. The Funds may enter into "reverse repurchase agreements," which are repurchase agreements in which a Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. Each Fund will enter into reverse repurchase agreements only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Borrowing. Each Fund may not borrow money, except as permitted under Federal law. Each Fund will borrow only when the Adviser believes that borrowing will benefit the Funds after taking into account considerations such as the costs of the borrowing. Each Fund does not expect to borrow for investment purposes, to increase return or leverage the portfolio. Borrowing by a Fund will involve special risk considerations. Although the principal of a Fund's borrowings will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Illiquid Securities. Each Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Fund. It is each Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Funds' net assets. The Trust's Board of Trustees has approved guidelines for use by the Adviser in determining whether a security is illiquid. Each Fund has adopted 144A procedures.

         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; or (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. A Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

         Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors the Adviser may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

Foreign Securities. While the Funds generally emphasize investments in companies domiciled in the U.S., they may invest in listed and unlisted foreign securities of the same types as the domestic securities in which the Funds may invest when the anticipated performance of foreign securities is believed by the Adviser to offer more potential than domestic alternatives in keeping with the investment objectives of each Fund.

         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect each Fund's performance. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, Inc. (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Funds are uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Funds due to subsequent declines in value of the portfolio security or, if the Funds have entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds will endeavor to achieve the most favorable net results on their portfolio transactions. Further, the Funds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Funds' agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of each Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, a Fund will not invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.

         Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Funds may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and the value of these assets for the Funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies, if any, into U.S. dollars on a daily basis. It may do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Funds will conduct their foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts. (See "Currency Transactions" for more information.)

         To the extent that the Funds invest in foreign securities, each Fund's share price could reflect the movements of both the different stock and bond markets in which it is invested and the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies could account for part of that Funds' investment performance.

Common stocks. Each Fund may invest in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Funds may participate in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Convertible Securities. Each Fund may invest in convertible securities; that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

         The convertible securities in which each Fund may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As fixed-income securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

         Convertible securities may be issued as fixed-income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities are generally expected to be less volatile than the underlying common stocks as they are usually issued with short to medium length maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Loan Participations and Assignments. The High Yield Bond Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of emerging market debt instruments and one or more financial institutions ("Lenders"). The Fund's investments in Loans in Latin America are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of portions of Loans ("Assignments") from third parties. Participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Adviser to be creditworthy.

         When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and may be more limited than, those held by the assigning Lender. The Fund may have difficulty disposing of Assignments and Participations. Because no liquid market for these obligations typically exists, the Fund anticipates that these obligations could be sold only to a limited number of institutional investors. The lack of a liquid secondary market will have an adverse effect on the Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations may also make it more difficult for the Fund to assign a value to those securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

Depositary Receipts. High Yield Bond Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Fund's investment policies, the Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Investing in Emerging Markets. High Yield Bond Fund may invest in emerging markets. Most emerging securities markets may have substantially less volume and are subject to less government supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the U.S.

         Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no cash is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

         Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging markets debt obligations and increase the costs and expenses of the Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

         Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

         In the course of investment in emerging market debt obligations, the Fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. Political changes in emerging market countries may affect the willingness of an emerging market country governmental issuer to make or provide for timely payments of its obligations. The country's economic status, as reflected, among other things, in its inflation rate, the amount of its external debt and its gross domestic product, also affects its ability to honor its obligations. While the Fund manages its assets in a manner that will seek to minimize the exposure to such risks, and will further reduce risk by owning the bonds of many issuers, there can be no assurance that adverse political, social or economic changes will not cause the Fund to suffer a loss of value in respect of the securities in the Fund's portfolio.

          The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's securities in such markets may not be readily available. The Trust may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the "SEC"). Accordingly if the Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from the Funds' identification of such condition until the date of the SEC action, the Funds' securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Trust `s Board of Trustees.

          Volume and liquidity in most foreign bond markets are less than in the U.S. and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Funds' investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The chart below sets forth the risk ratings of selected emerging market countries' sovereign debt securities.

         The Fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by the Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. The Funds' ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements. With four exceptions, (Panama, Cuba, Costa Rica and Yugoslavia), no sovereign emerging markets borrower has defaulted on an external bond issue since World War II.

         Income from securities held by the Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Fund makes its investments. The Funds' net asset value may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. The Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

         Many emerging markets have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

         Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the
Funds'  portfolio.   Expropriation,   confiscatory  taxation,
nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Funds' assets should these conditions recur.

         The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

         To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

         Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Strategic Transactions and Derivatives. Each Fund may, but are not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of the fixed-income securities in each Fund's portfolio or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

         In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of a Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Fund, and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Fund.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. Each Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. Each Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Each Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to each Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

         If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

         Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes that Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require that Fund to hold a security or instrument which it might otherwise have sold.

         Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not sell put options if, as a result, more than 50% of a Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management, and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed, with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         Each Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of that Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Each Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. Each Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

         Each Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         Each Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of that Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), a Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, that Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which each Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as the Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Each Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar   Instruments.   Each  Fund  may  make   investments   in  Eurodollar
instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Funds might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Funds segregate cash or liquid assets with its custodian to the extent that obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require that Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require that Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires that Fund to segregate cash or liquid assets equal to the exercise price.

         Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Fund to buy or sell currency will generally require that Fund to hold an amount of that currency or liquid assets denominated in that currency equal to that Fund's obligations or to segregate liquid assets equal to the amount of that Fund's obligation.

         OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, that Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and that Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated cash or liquid assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by that Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.


Investment Restrictions

         Unless specified to the contrary, the following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of each Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

         Each Fund has elected to be classified as a diversified series of an open-end management investment company. In addition, as a matter of fundamental policy, each Fund may not:

         (1)      borrow  money,  except as  permitted  under  the 1940 Act,  as
                  amended,   and  as   interpreted  or  modified  by  regulatory
                  authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (5)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;

         (6) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

         (7) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         The Trustees of the Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of the Funds' affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

         As a matter of non-fundamental policy each Fund does not currently intend to:

         (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

         (3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         (7) lend portfolio securities in an amount greater than 5% of its total assets.

         Income Fund has undertaken that if the Fund obtains an exemptive order of the SEC which would permit the taking of action in contravention of any policy which may not be changed without a shareholder vote, the Fund will not take such action unless either (i) the applicable exemptive order permits the taking of such action without a shareholder vote or (ii) the staff of the SEC has issued to the Fund a "no action" or interpretive letter to the effect that the Fund may proceed without a shareholder vote.

         The foregoing restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with Income Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.


                                    PURCHASES

Additional Information About Opening An Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Minimum balances

         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Trustees. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         Each Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

o assess an annual $10 per Fund charge (with the fee to be paid to each Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Funds will mail the proceeds of the redeemed account to the shareholder.

         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Additional Information About Making Subsequent Investments

         Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any office of the Distributor listed in the Funds' prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Funds or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Funds or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Funds.

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Funds by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Funds may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that each Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of the Funds are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the applicable Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Funds prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Funds.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than each Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

         Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Funds' shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Funds when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Funds and the broker, ordinarily orders will be priced at the Funds' net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of the Funds' shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Funds at any time for any reason.

         The Board of Trustees and the Distributor each has the right to limit, for any reason, the amount of purchases by, and to refuse to, sell to any person, and each may suspend or terminate the offering of shares of the Funds at any time for any reasons.

         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor. Each Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the applicable Fund with a tax identification number during the 30-day notice period.

         The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.


                            EXCHANGES AND REDEMPTIONS

Special Redemption and Exchange Information for High Yield Bond Fund

         In general, shares of the Fund may be exchanged or redeemed at net asset value. However, shares of the Fund held for less than one year are redeemable at a price equal to 99% of the then current net asset value per share. This 1% discount, referred to in the prospectus and this statement of additional information as a redemption fee, directly affects the amount a shareholder who is subject to the discount receives upon exchange or redemption. It is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time.

         The redemption discount will not be applied to (a) a redemption of shares of the Fund outstanding for one year or more; (b) shares purchased through certain Scudder retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans provided, however, if such shares are purchased through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply (before purchasing shares, please check with your account representative concerning the availability of the fee waiver. In addition, this waiver does not apply to IRA and SEP-IRA accounts.); (c) shares purchased through certain wrap fee programs; (d) a redemption of reinvestment shares (i.e., shares purchased through the reinvestment of dividends or capital gains distributions paid by the Fund); (e) a redemption of shares by the Fund upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or (ii) when the shareholder has failed to provide tax identification information; or (f) a redemption of shares due to the death of the registered shareholder of a Fund account or due to the death of all registered shareholders of a Fund account with more than one registered shareholder (i.e., joint tenant account), upon receipt by Scudder Service Corporation of appropriate written instructions and documentation satisfactory to Scudder Service Corporation. For this purpose and without regard to the shares actually redeemed, shares will be treated as redeemed as follows: first, reinvestment shares; second, purchased shares held one year or more; and third, purchased shares held for less than one year. Finally, if a redeeming shareholder acquires Fund shares through a transfer from another shareholder, applicability of the discount, if any, will be determined by reference to the date the shares were originally purchased, and not from the date of transfer between shareholders.

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in another fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges into a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Funds' prospectuses.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset value determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. However, shares that are exchanged from High Yield Bond Fund may be subject to the Fund's 1% redemption fee. (See "Special Redemption and Exchange Information for High Yield Bond)" An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates for Income Fund or shares held in certain retirement accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve Bank wire to the bank account designated on the application unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5.00 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their banks and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between the Trust and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared, which may take up to seven business days.

Redemption By QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates for Income Fund representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed as explained in that Fund's prospectus.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor/executrix, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates for Income Fund or shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven business days for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information please call 1-800-225-5163.

Redemption-In-Kind

         The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing a Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

Other Information

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Funds do not impose a redemption or repurchase charge although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) the SEC may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.


                   FEATURES AND SERVICES OFFERED BY THE FUNDS

The No-Load Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because funds and classes in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder uses the phrase no-load to distinguish funds in the Scudder Family of Funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.


Internet access

World Wide Web Site -- The address of the Scudder Funds site is http://www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

Dividend and Capital Gain Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "Purchases" in each Fund's prospectus for the address.

         Reinvestment is usually made at the closing net asset value determined on the day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the

Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Reports to Shareholders

         The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.


                          THE SCUDDER FAMILY OF FUNDS

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds.

MONEY MARKET

         Scudder U.S. Treasury Money Fund

         Scudder Cash Investment Trust

         Scudder Money Market Series^+

         Scudder Government Money Market Series^+

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund

         Scudder Tax Free Money Market Series^+

         Scudder California Tax Free Money Fund*

         Scudder New York Tax Free Money Fund*

TAX FREE

         Scudder Limited Term Tax Free Fund

         Scudder Medium Term Tax Free Fund

         Scudder Managed Municipal Bonds

         Scudder High Yield Tax Free Fund

-----------------------------------
+ The institutional class of shares is not part of the Scudder Family of Funds.

         Scudder California Tax Free Fund*

         Scudder Massachusetts Limited Term Tax Free Fund*

         Scudder Massachusetts Tax Free Fund*

         Scudder New York Tax Free Fund*

         Scudder Ohio Tax Free Fund*

U.S. INCOME

         Scudder Short Term Bond Fund

         Scudder GNMA Fund

         Scudder Income Fund

         Scudder Corporate Bond Fund

         Scudder High Yield Bond Fund

GLOBAL INCOME

         Scudder Global Bond Fund

         Scudder International Bond Fund

         Scudder Emerging Markets Income Fund

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio

         Scudder Pathway Series: Balanced Portfolio

         Scudder Pathway Series: Growth Portfolio

U.S. GROWTH AND INCOME

         Scudder Balanced Fund

         Scudder Dividend & Growth Fund

         Scudder Growth and Income Fund

         Scudder Select 500 Fund

         Scudder 500 Index Fund

         Scudder Real Estate Investment Fund

---------------------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

U.S. GROWTH

     Value

         Scudder Large Company Value Fund

         Scudder Value Fund**

         Scudder Small Company Value Fund

         Scudder Micro Cap Fund

     Growth

         Scudder Classic Growth Fund**

         Scudder Large Company Growth Fund

         Scudder Select 1000 Growth Fund

         Scudder Development Fund

         Scudder 21st Century Growth Fund

GLOBAL EQUITY

     Worldwide

         Scudder Global Fund

         Scudder International Value Fund

         Scudder International Growth and Income Fund

         Scudder International Fund***

         Scudder International Growth Fund

         Scudder Global Discovery Fund**

         Scudder Emerging Markets Growth Fund

         Scudder Gold Fund

     Regional

         Scudder Greater Europe Growth Fund

         Scudder Pacific Opportunities Fund

         Scudder Latin America Fund

         The Japan Fund, Inc.


----------------------------------
**       Only the Scudder Shares are part of the Scudder Family of Funds.
***      Only the International Shares are part of the Scudder Family of Funds.

INDUSTRY SECTOR FUNDS

     Choice Series

         Scudder Financial Services Fund

         Scudder Health Care Fund

         Scudder Technology Fund

SCUDDER PREFERRED SERIES

         Scudder Tax Managed Growth Fund

         Scudder Tax Managed Small Company Fund

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.


                             SPECIAL PLAN ACCOUNTS

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service ("IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the Federal income tax treatment of the plan. State tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder  Retirement  Plans:  Profit-Sharing  and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA: Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples, even if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

Scudder Roth IRA: Individual Retirement Account

         Shares of the Funds may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, certain medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

         An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan


Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain signature guarantee(s) as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent by the 15th of the month in which such change is to take effect. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan. In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.


                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         Each Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, each Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If a Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, that Fund may be subject to that excise tax. In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than the required amount.
(See "TAXES.")

         Income Fund intends to distribute investment company taxable income, exclusive of net short-term capital gains in excess of net long-term capital losses, in March, June, September and December each year. Distributions of net capital gains realized during each fiscal year will be made annually before the end of the Fund's fiscal year on _______. Additional distributions, including distributions of net short-term capital gains in excess of net long-term capital losses, may be made, if necessary.

         High Yield Bond Fund pays dividends from its net investment income which are declared daily and distributed monthly. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax, although an additional distribution may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. Distributions for High Yield Bond Fund are not subject to the 1% redemption fee, whether paid in cash or reinvested. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Distributions of investment company taxable income and net realized capital gains are taxable (see "TAXES"), whether made in shares or cash. Additional distributions may be made if necessary.

         Both types of distributions will be made in shares of the Fund and confirmation will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.


                            PERFORMANCE INFORMATION

         From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manners:

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years (or such shorter periods as may be applicable dating from the commencement of a Fund's operation), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

              Where:

               T            =       Average Annual Total Return
               P            =       a hypothetical initial investment of $1,000
               n            =       number of years
               ERV          =       ending  redeemable  value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

         Average Annual Total Return for periods ended January 31, 2000

                                 One Year    Five      Ten Years       Life of Fund
                                 --------    ----      ---------       ------------
                                             Years
                                             -----
         High Yield Bond Fund(1)
         Income Fund(2)

(1) Life of the Fund is for the period beginning June 28, 1996 (commencement of operations). The Average Annual Total Return for the one year and life of the Fund periods would have been lower, had the Adviser not maintained Fund expenses. On August 10, 1998, the Board of Trustees changed the fiscal year end from February 28 to January 31.
(2) The Average Annual Total Return for the one year period would have been lower, had the Adviser not maintained Fund expenses. On August 10, 1998, the Board of Trustees changed the fiscal year end from December 31 to January 31.

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
              Where:

               C            =       Cumulative Total Return
               P            =       a hypothetical initial investment of $1,000
               ERV          =       ending  redeemable  value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period


           CumulativeTotal Return for periods ended January 31, 2000

                                     One Year        Five Years      Ten Years         Life of Fund
                                     --------        ----------      ---------         ------------

         High Yield Bond Fund(1)
         Income Fund(2)

 (1) Life of the Fund is for the period beginning June 28, 1996 (commencement of operations). The Cumulative Total Return for the one year and life of the Fund periods would have been lower, had the Adviser not maintained Fund expenses. On August 10, 1998, the Board of Trustees changed the fiscal year end from February 28 to January 31.
(2) The Cumulative Total Return for the one year period would have been lower, had the Adviser not maintained Fund expenses. On August 10, 1998, the Board of Trustees changed the fiscal year end from December 31 to January 31.


Total Return

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Yield

         Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield, sometimes referred to as the Fund's "SEC yield," is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

                         YIELD = 2 [(a-b)/cd + 1)^6 - 1]

                           Where:

            a          =       dividends and interest earned during the period
            b          =       expenses accrued for the period (net of
                               reimbursements)
            c          =       the average daily number of shares  outstanding
                               during the period that were
                               entitled to receive dividends
            d          =       the maximum offering price per share on the last
                               day of the period

              SEC 30-day yield for the period ended March 31, 2000.


                              High Yield Bond Fund
                              Income Fund

         Quotations of a Fund's performance are based on historical earnings, show the performance of a hypothetical investment, and are not intended to indicate future performance of that Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changes in market conditions and the level of that Fund's expenses. In periods of declining interest rates a Fund's quoted yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates that Fund's quoted yield will tend to be somewhat lower.

Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index

(S&P 500), the Nasdaq OTC Composite  Index,  the Nasdaq  Industrials  Index, the
Russell  2000  Index,   and   statistics   published   by  the  Small   Business
Administration.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds.


                            ORGANIZATION OF THE FUNDS

         The Funds are separate diversified series of Scudder Portfolio Trust, formerly Scudder Income Fund, a Massachusetts business trust established under a Declaration of Trust dated September 20, 1984, as amended. The Trust's predecessor was organized as a Massachusetts corporation in 1928 by the investment counsel firm of Scudder, Stevens & Clark, Inc., the predecessor to Scudder Kemper Investments, Inc.

         On November 4, 1987, the par value of the shares of beneficial interest of the Trust was changed from no par value to $0.01 par value per share. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which are of one class and have equal rights as to voting, dividends, and liquidation. The Trustees have the authority to issue two or more series of shares and to designate the relative rights and preferences as between the different series. If more than one series of shares were issued and a series were unable to meet its obligations, the remaining series might have to assume the unsatisfied obligations of that series. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this combined Statement of Additional Information and in each Fund's prospectus.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The Trustees, in their discretion, may authorize the division of shares of a series into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

         The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined, in the manner provided in the Declaration of Trust, that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                               INVESTMENT ADVISER

         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc. and The Japan Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. Scudder's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Funds may invest, the conclusions and investment decisions of the Adviser with respect to the Funds are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

         The transaction between Scudder and Zurich resulted in the assignment of the Funds' investment management agreements with Scudder, those agreements were deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, the Trustees approved new investment management agreements between the Funds and the Adviser on August 12, 1997. At the special meeting of the Funds' shareholders held on October 24, 1997, the shareholders also approved the investment management agreements. The investment management agreements became effective as of December 31, 1997.

         On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

         Upon consummation of this transaction, the Funds' existing investment management agreements with Scudder Kemper were deemed to have been assigned and, therefore, terminated. The Board has approved new investment management agreements (the "Agreements") with Scudder Kemper, which are substantially identical to the current investment management agreements, except for the dates of execution and termination. The Agreements became effective September 7, 1998, upon the termination of the then current investment management agreements and were approved at a shareholder meeting held on December 15, 1998.

         The Agreements dated September 7, 1998 were approved by the Trustees on August 10, 1998. The Agreements will continue in effect until September 30, 1999 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.

         Under each Agreement, the Adviser provides a Fund with continuing investment management for that Fund's portfolio consistent with the Fund's investment objective, policies, and restrictions, and determines what securities will be purchased for the portfolio of that Fund, what portfolio securities will be held or sold by a Fund, and what portion of a Fund's assets will be held uninvested, subject always to the provisions of the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code, a Fund's investment objective, policies, and restrictions, and subject, further, to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of a Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of a Fund.

         The Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for a Fund's operations as an open-end investment company including, but not limited to preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Funds is (such as the Funds' transfer agent, pricing agents, custodian, accountants, and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Funds' federal, state, and local tax returns; preparing and filing the Funds' federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value;

monitoring the registration of shares of the Funds under applicable federal and state securities laws; maintaining the Funds' books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Funds; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds' operating budget; processing the payment of the Funds' bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Funds in the conduct of its business, subject to the direction and control of the Trustees.

         The Adviser pays the compensation and expenses (except those for attending Board and committee meetings outside New York, New York and Boston, Massachusetts) of all Trustees, officers, and executive employees of the Trust affiliated with the Adviser, and makes available, without expense to the Trust, the services of such Trustees, officers, and employees of the Adviser as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve, and to any limitations imposed by law, and provides the Trust's office space and facilities.


         For the Adviser's services, Income Fund pays the Adviser a fee equal to
0.65 of 1% on the first $200  million of the Funds'  average  daily net  assets,
0.60 of 1% on the next $300 million of such net assets and 0.55 of 1% on such net assets in excess of $500 million. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the years ended December 31, 1997 and 1996 the Adviser charged the Fund aggregate fees pursuant to its then effective investment advisory agreement of $3,750,067 and $3,516,782, respectively. Effective March 2, 1998, the Adviser had agreed to maintain the annualized expenses of the Fund at not more than 0.95% of average daily net assets until April 30, 1999. Accordingly, for the year ended December 31, 1998, the Adviser did not impose a portion of its management fee amounting to $2,586,543 and the amount imposed amounted to $30,991. For the period ended January 31, 1999, the Adviser did not impose a portion of its management fee amounting to $379,295 and the amount imposed amounted to $30,991.


         For the Adviser's services High Yield Bond Fund pays the Adviser an annual fee equal to 0.70% of the Fund's average daily net assets, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. Until June 30, 1998, the Adviser agreed to maintain the total annualized expenses of the Fund at 0.25% of the average daily net assets of the Fund. Effective July 1, 1998, until December 31, 1998, the Adviser agreed to maintain the total annualized expenses of the Fund at 0.50% of the average daily net assets of the Fund. For the fiscal year ended February 28, 1998 the Adviser did not impose a management fee, which would have otherwise amounted to $868,780. Effective January 1, 1999, the Adviser agreed to maintain the total annualized expenses of the Fund at 0.75% of the average daily net assets of the Fund. For the eleven months ended January 31, 1999, the Adviser did not impose a management fee amounting to $1,229,100 and the amount imposed amounted to $34,530.

         Under each Agreement a Fund is responsible for all of its other expenses including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the transfer agent; the cost of preparing share certificates and any other expenses including clerical expenses of issue, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of the Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Trust may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Funds. The Funds are also responsible for expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto. The Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of a Fund for portfolio pricing services, if any.

         The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

         In reviewing the terms of each Agreement and in discussions with the Adviser concerning each Agreement, the Trustees of the Trust who are not "interested persons" of the Trust have been represented by independent counsel at the Funds' expense.

         Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which each Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

         None of the officers or Trustees of the Trust may have dealings with the Trust as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of that Fund.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


TRUSTEES AND OFFICERS
---------------------


                                                                                          Position with
                                     Position with                                        Underwriter, Scudder
Name, Age and Address                Fund                   Principal Occupation**        Investor Services, Inc.
---------------------                -------------          --------------------          -----------------------

Lynn S. Birdsong (--  )+*=           President and          Managing Director of
                                     Trustee                Scudder Kemper Investments,
                                                            Inc.

Henry P. Becton, Jr. (56)125         Trustee                President and General         --
Western Avenue Allston, MA 02134                            Manager, WGBH Educational
                                                            Foundation

Dawn-Marie Driscoll (53)             Trustee                Executive Fellow, Center      --
4909 SW 9th Place                                           for Business Ethics,
Cape Coral, FL  33914                                       Bentley College; President,
                                                            Driscoll Associates
                                                            (consulting firm)



                                       49

                                                                                          Position with
                                     Position with                                        Underwriter, Scudder
Name, Age and Address                Fund                   Principal Occupation**        Investor Services, Inc.
---------------------                -------------          --------------------          -----------------------

Peter B. Freeman (67)                Trustee                Corporate Director and        --
100 Alumni Avenue                                           Trustee
Providence, RI  02906

George M. Lovejoy, Jr. (70)=         Trustee                President and Director,       --
50 Congress Street, Suite 543                               Fifty Associates
Boston, MA  02109                                           (real estate corporation)

Wesley W. Marple, Jr. (68)=          Trustee                Professor of Business         --
Northeastern University                                     Administration,
413 Hayden Hall                                             Northeastern University,
360 Huntington Ave.                                         College of Business
Boston, MA  02115                                           Administration

Kathryn L. Quirk (47)*#=             Trustee, Vice          Managing Director of          Director, Senior Vice
                                     President and          Scudder Kemper Investments,   President, Chief Legal
                                     Assistant Secretary    Inc.                          Officer and Assistant
                                                                                          Clerk

Jean C. Tempel (57)                  Trustee                Venture Partner, Internet     --
Internet Capital Group                                      Capital Corp.
Ten Post Office Square
Suite 1325
Boston, MA  02109-4603

Kelly D. Babson (41)+                Vice President         Managing Director of          --
                                                            Scudder Kemper Investments,
                                                            Inc.

Robert S. Cessine (  )               Vice President





Ann M. McCreary (43)#                Vice President         Managing Director of          --
                                                            Scudder Kemper Investments,
                                                            Inc.

Gary Langbaum (   )                  Vice President                                       --

John R. Hebble (41)+                 Treasurer              Senior Vice President,        Assistant Treasurer
                                                            Scudder Kemper Investments,
                                                            Inc.

Caroline Pearson (38)+               Assistant Secretary    Senior Vice President,        Clerk
                                                            Scudder Kemper Investments,
                                                            Inc.; Associate, Dechert
                                                            Price & Rhoads (law firm)
                                                            1989 to 1997

* Mr. Birdsong and Ms. Quirk are considered by the Trust and its counsel to be persons who are "interested persons" of the Adviser or of the Trust (within the meaning of the 1940 Act).
** Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
= Messrs. Lovejoy, Marple and Ms. Quirk are members of the Executive Committee, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.
+    Address:  Two International Place, Boston, Massachusetts
#    Address:  345 Park Avenue, New York, New York


         Certain accounts for which the Adviser acts as investment adviser owned ________ shares in the aggregate, or _____% of the outstanding shares of Income Fund on ___________. The Adviser may be deemed to be the beneficial owner of such shares, but disclaims any beneficial ownership interest therein.

         As of _________, all Trustees and officers of the Trust as a group owned beneficially (as defined in Section 13(d) of the Securities Exchange Act of 1934) ________ shares, or _______% of the shares of the Income Fund.

         As of ____________all Trustees and Officers of the Trust as a group owned beneficially (as the term is defined in Section 13 (d) of the Securities Exchange Act of 1934) _________ shares, or ____% of the shares of the High Yield Bond Fund.

         Certain accounts for which the Adviser acts as investment adviser owned ________ shares in the aggregate, or _____% of the outstanding shares of the High Yield Bond Fund on ________. The Adviser may be deemed to be the beneficial owner of such shares, but disclaims any beneficial interest in such shares.


         To the knowledge of the Trust, as of May 31, 1999, no person owned beneficially more than 5% of each Fund's outstanding shares except as stated above.

         The Trustees and officers of the Trust also serve in similar capacities with other Scudder funds.


                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings

         The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Trustees

         The Independent Trustees receive the following compensation from the Funds of Scudder Portfolio Trust: an annual Trustee's fee of $2,400 for a Fund in which total net assets do not exceed $100 million; $4,800 for a Fund in which total net assets exceed $100 million but do not exceed $1 billion and $7,200 for a Fund in which total net assets exceed $1 billion; a fee of $150 for attendance at each board meeting, audit committee meeting or other meeting held for the purposes of considering arrangements between the Trust on behalf of each Fund and the Adviser or any affiliate of the Adviser; $75 for all other committee meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. The Independent Trustee who serves as lead or liaison trustee receives an additional annual retainer fee of $500 from each Fund. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at trustees' educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences or service on special trustee task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation.

         The Independent Trustees of the Fund also serve as Independent Trustees of certain other Scudder Funds, which enables them to address investment and operational issues that are common to many of the Funds in a cost-efficient and effective manner. During 1998, the Independent Trustees participated in 26 meetings of the Fund's board or board committees, which were held on 21 different days during the year.

         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1999 from the Trust and from all of the Scudder funds as a group. In 1999, the Trustees of Scudder Portfolio Trust met xx times.


                               Scudder Portfolio Trust*                  All Scudder Funds
                               ------------------------                  -----------------
Name
----

Henry Becton, Jr.,                                                       $140,000 (30 funds)
Trustee

Dawn-Marie Driscoll,                                                     $150,000 (30 funds)
Trustee

Peter B. Freeman,                                                        $179,782 (47 funds)
Trustee

George M. Lovejoy, Jr.,                                                  $153,200 (30 funds)
Trustee

Wesley W. Marple, Jr.,                                                   $140,000 (30 funds)
Trustee

Jean C. Tempel,                                                          $140,000 (30 funds)
Trustee

* Scudder Portfolio Trust consists of four funds: Scudder Balanced Fund, Scudder Income Fund, Scudder High Yield Bond Fund and Scudder Corporate Bond Fund.

     Members of the Board of Trustees who are employees of Scudder or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of Scudder, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

     No fees were incurred by the Funds with respect to the alliance with B.A.T.

                                   DISTRIBUTOR

         The Trust, on behalf of each Fund, has an underwriting agreement with Scudder Investor Services, Inc., Two International Place, Boston, MA 02110 (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser. The Trust's underwriting agreement dated September 7, 1998 will remain in effect until September 30, 1999 and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of a Fund. The underwriting agreement was last approved by the Trustees on August 10, 1998.

         Under the underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust as a broker/dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Funds; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of customer service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both a Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of a Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of each Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by a Fund, unless a Rule 12b-1 plan is in effect which provides that a Fund will bear some or all of such expenses. As agent, the Distributor currently offers the Funds' shares on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value and no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of each Fund.

         Note: Although the Funds do not currently have a 12b-1 Plan, a Fund will also pay those fees and expenses permitted to be paid or assumed by the Trust pursuant to a 12b-1 Plan, if any, adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement.


                                      TAXES

         Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. Each Fund intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Fund.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between such reported gains and the shareholder's tax credit. If a Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Dividends from domestic corporations are not expected to comprise a substantial part of Scudder Income Fund's gross income. If any such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA ($2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Dividend and interest income received by a Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

         Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on a Fund's holding period for the option, and in the case of the exercise of a put option, on a Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in the Fund's portfolio similar to the property underlying the put option. If a Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

         Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

         Many futures and forward contracts entered into by the Funds and listed nonequity options written or purchased by the Funds (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss.

         Positions of a Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.

         Notwithstanding any of the foregoing, recent tax law changes may require each Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

         Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         If a Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

         A Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark-to-market losses and any loss from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund-level tax when distributed to shareholders as a dividend. Alternatively, a Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to a Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund's level. In addition, if the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

         At January 31, 1999, the High Yield Bond Fund had a net tax basis capital loss carryforward of approximately $1,705,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until January 31, 2007, the expiration date. In addition, from November 1, 1998 through January 31, 1999, the Fund incurred approximately $10,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending January 31, 2000.

         Each Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of a Fund may be subject to state and local taxes on distributions received from a Fund and on redemptions of the Fund's shares.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.


                             PORTFOLIO TRANSACTIONS

Brokerage Commissions


Brokerage Commissions

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

         The Funds' purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or a Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Adviser or a Fund in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser will not place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.

         Although certain research services from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund, and not all such information is used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

         The Trustees review, from time to time, whether the recapture for the benefit of the Funds of some portion of the brokerage commissions or similar fees paid by the Funds on portfolio transactions is legally permissible and advisable.


     For the fiscal year ended January 1, 2000, theone month ended January 31, 1999 and the fiscal years ended December 31, 1998 and 1997, Income Fund paid no brokerage commissions.


     For the fiscal year ended January 31, 2000, the eleven months ended January 31, 1999 and the fiscal year ended February 28, 1998 and Scudder High Yield Bond Fund paid no brokerage commissions.

Portfolio Turnover

         Each Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage and transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet each Fund's objective.

     For the fiscal year ended January 31, 2000, the one month ended January 31, 1999 and fiscal years ended December 31, 1997 and 1998 the portfolio turnover rate for Income Fund was xx.xx%, 20.6% (not annualized), 125.7% and 66.9%.

         For the fiscal year ended January 31, 2000, the eleven months ended January 31, 1999 and fiscal year ended February 28, 1998 the portfolio turnover rate for High Yield Bond Fund was xx.xx%, 83%(not annualized)and 113%.


                                 NET ASSET VALUE

         The net asset value of shares of each Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price on the exchange it is traded as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system will be valued at its most recent sale price on such system as of the Value Time. Lacking any sales, the security will be valued at the most recent bid quotation as of the Value Time. The value of an equity security not quoted on the Nasdaq system, but traded in another over-the-counter market, is its most recent sale price if there are any sales of such security on such market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean quotation for such security as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation as of the Value Time.

         Debt securities, other than money market instruments, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments with an original maturity of sixty days or less maturing at par shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Trust's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.


                             ADDITIONAL INFORMATION

Experts

         The Financial highlights of each Fund included in the Funds' respective prospectuses and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of each Fund in accordance with generally accepted auditing standards, and the preparation of federal tax returns.

Shareholder Indemnification

         The Trust is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with a Fund's property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Fund's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Other Information


         The CUSIP number of Income Fund is 811192-10-3.

         The CUSIP number of High Yield Bond Fund is 811192-30-1.


         Income Fund has a fiscal year end of January 31.

         High Yield Bond Fund has a fiscal year end of January 31.


         Many of the investment changes in a Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of a Fund. These transactions will reflect investment decisions made by the Adviser in light of each Fund's objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

         Portfolio securities of each Fund are held separately pursuant to a custodian agreement by the Funds' custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.

         The law firm of Dechert Price & Rhoads is counsel to each Fund.

         The name "Scudder Portfolio Trust" is the designation of the Trust for the time being under a Declaration of Trust dated September 20, 1984, as amended from time to time, and all persons dealing with a Fund must look solely to the property of a Fund for the enforcement of any claims against a Fund as neither the Trustees, officers, agents, shareholders nor other series of the Trust assume any personal liability for obligations entered into on behalf of a Fund. No other series of the Trust assumes any liabilities for obligations entered into on behalf of a Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

Scudder Fund Accounting Corporation

         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of each Fund. Each Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service.

         For the fiscal year ended December 31, 1997 and 1998 Income Fund incurred charges of $91,363 and, $94,878 respectively. For the period ended January 31, 1999, the amount charged to the Fund amounted to $8,196, and for the fiscal year ended January 31, 2000, the amount charged to the Fund amounted to $x,xxx, all of which was unpaid on January 31, 2000.

         For the period June 28, 1996 (commencement of operations) to February 28, 1997, for High Yield Bond Fund, SFAC did not impose any of its fee, which amounted to $25,168. For the fiscal year ended February 28, 1998, SFAC did not impose any of its fee, which amounted to $46,705. For the eleven months ended January 31, 1999, SFAC imposed fees amounting to $37,889. For the fiscal year ended January 31, 2000, SFAC imposed fees amounting to $xx,xxx, $xx,xxx of which was unpaid on January 31, 2000 and did not impose fees amounting to $xx,xxx.

Scudder Service Corporation

         Scudder Service Corporation ("SSC"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for each Fund. Each Fund pays Service Corporation an annual fee of $26.00 for each account maintained for a participant.

         For the fiscal year ended December 31, 1997 and 1998 Income Fund incurred charges of $787,239 and, $863,333, respectively, of which $68,414 was unpaid on December 31, 1998. For the period ended January 31, 1999, the amount charged to the Fund amounted to $69,112. For the fiscal year ended January 31, 2000 the amount charged to the Fund amounted to $xx,xxx, all of which was unpaid at January 31, 2000.

         For the period June 28, 1996 (commencement of operations) to February 28, 1997, for High Yield Bond Fund, SSC did not impose any of its fee, which amounted to $65,932. For the fiscal year ended February 28, 1998, SSC did not impose any of its fee, which amounted to $178,661. For the eleven months ended January 31, 1999, SSC imposed fees of $159,547. For the fiscal year ended
January 31, 2000 SSC imposed fees of $xxx,xxx, all of which were unpaid on January 31, 2000 and did not impose fees amounting to $xx,xxx.

         The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.

Scudder Trust Company

         Scudder Trust Company ("STC"), Two International Place, Boston, MA 02110-4103, a subsidiary of the Adviser provides recordkeeping and other services in connection with certain retirement and employee benefit plans for each Fund. Each Fund pays Scudder Trust Company an annual fee of $29.00 for each account maintained for a participant.

         For the fiscal year ended December 31, 1996, 1997 and 1998 Income Fund incurred charges of $872,411 $1,641,229 and, $2,727,704, respectively, of which $251,955 was unpaid on December 31, 1998. For the period ended January 31, 1999, the amount charged to the Fund amounted to $255,934. For the fiscal year ended January 31, 2000, the amount charged to the Fund amounted to $xxx,xxx, all of which was unpaid on January 31, 2000.


         For the period June 28, 1996 (commencement of operations) to February 28, 1997, for High Yield Bond Fund STC did not impose any of its fee, which amounted to $1,488. For the fiscal year ended February 28, 1998, STC did not impose any of its fee, which amounted to $7,775. For the eleven months ended January 31, 1999, STC imposed fees of $12,186. For the fiscal year ended January 31, 2000, STC imposed fees of $xx,xxx, of which $x,xxx was unpaid on January 31, 2000, and did not impose fees amounting to $x,xxx.

         The Funds' prospectuses and this combined Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS
                              --------------------

Scudder Income Fund

         The financial statements, including the Investment Portfolio of Income Fund, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated January 31, 2000, and are deemed to be a part of this Statement of Additional Information.

Scudder High Yield Bond Fund

         The financial statements, including the Investment Portfolio of High Yield Bond Fund, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated January 31, 2000, and are deemed to be a part of this Statement of Additional Information.

                                    APPENDIX

         The following is a description of the ratings given by Moody's and Standard & Poor's to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

         Standard & Poor's Corporation:

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Moody's:

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Standard & Poor's Corporation Earnings and Dividend Rankings for Common Stocks

         The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor's Corporation believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

         Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

         Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol.  It  should  be  noted,  however,  that  the  process  also  takes  into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

         The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

         Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+  Highest                    B+  Average                 C  Lowest
A   High                       B   Below Average           D  In Reorganization
A-  Above Average              B-  Lower

         NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

         The positions as determined  above may be modified in some instances by
special  considerations,   such  as  natural  disasters,  massive  strikes,  and
non-recurring accounting adjustments.

         A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

                             SCUDDER PORTFOLIO TRUST

                            PART C. OTHER INFORMATION

Item 23.                      Exhibits:
--------

                    (a)               (a)(1)    Amended and Restated Declaration of Trust dated November 3, 1987 is incorporated by reference to Post-Effective Amendment No. 69.

                                      (a)(2)    Certificate of Amendment of Declaration of Trust dated November 13,
                                                1990 is incorporated by reference to Post-Effective Amendment No.
                                                69.

                                      (a)(3)    Certificate of Amendment of Declaration of Trust dated October 13,
                                                1992 is incorporated by reference to Post-Effective Amendment No.
                                                69.

                                      (a)(4)    Establishment and Designation of Series dated October 13, 1992 is incorporated by reference to Post-Effective Amendment No. 69.

                                      (a)(5)    Establishment and Designation of Series dated April 9, 1996 is incorporated by reference to Post-Effective Amendment No. 61.

                                      (a)(6)    Establishment and Designation of Series, on behalf of Corporate
                                                Bond Fund, dated August 25, 1998 is incorporated by reference to
                                                Post-Effective Amendment No. 77.

                    (b)               (b)(1)    By-Laws of the Registrant dated September 20, 1984 are incorporated by reference to Post-Effective Amendment No. 69.

                                      (b)(2)    Amendment to By-Laws of the Registrant dated August 13, 1991 is incorporated by reference to Post-Effective Amendment No. 69.

                                      (b)(3)    Amendment to By-Laws of the Registrant dated November 12, 1991 is incorporated by reference to Post-Effective Amendment No. 78.

                    (c)                         Inapplicable.

                    (d)               (d)(1)    Investment Management Agreement between the Registrant, on behalf of Scudder Income Fund, and Scudder Kemper Investments, Inc. dated
                                                September 7,1998 is incorporated by reference to Post-Effective
                                                Amendment No. 78.

                                      (d)(2)    Investment Management Agreement between the Registrant, on behalf of Scudder Balanced Fund, and Scudder Kemper Investments, Inc.
                                                dated September 7,1998 is incorporated by reference to
                                                Post-Effective Amendment No. 78.

                                      (d)(3)    Investment Management Agreement between the Registrant, on behalf of Scudder High Yield Bond Fund, and Scudder Kemper Investments,
                                                Inc. dated September 7,1998 is incorporated by reference to
                                                Post-Effective Amendment No. 78.

                                       2

                                      (d)(4)    Investment Management Agreement between the Registrant, on behalf of Scudder Corporate Bond Fund, and Scudder Kemper Investments,
                                                Inc. dated September 7,1998 is incorporated by reference to
                                                Post-Effective Amendment No. 78.

                    (e)               (e)(1)    Underwriting Agreement between the Registrant and Scudder Investor
                                                Services, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 77.

                    (f)                         Inapplicable.

                    (g)               (g)(1)    Custodian Contract and fee schedule between the Registrant and
                                                State Street Bank and Trust Company ("State Street") dated December
                                                31, 1984 is incorporated by reference to Post-Effective Amendment
                                                No. 69.

                                      (g)(2)    Fee schedule for Exhibit (g)(1) dated October 7, 1986 is
                                                incorporated by reference to Post-Effective Amendment No. 69.

                                      (g)(3)    Amendment to Custodian Contract between the Registrant and State
                                                Street dated April 1, 1985 is incorporated by reference to
                                                Post-Effective Amendment No. 69.

                                      (g)(4)    Amendment to Custodian Contract between the Registrant and State
                                                Street dated March 10, 1987 is incorporated by reference to
                                                Post-Effective Amendment No. 69.

                                      (g)(5)    Amendment to Custodian Contract between the Registrant and State
                                                Street dated March 10, 1987 is incorporated by reference to
                                                Post-Effective Amendment No. 69.

                                      (g)(6)    Amendment to Custodian Contract between the Registrant and State
                                                Street dated August 11, 1987 is incorporated by reference to
                                                Post-Effective Amendment No. 69.

                                      (g)(7)    Amendment to Custodian Contract between the Registrant and State
                                                Street dated August 9, 1988 is incorporated by reference to
                                                Post-Effective Amendment No. 69.

                                      (g)(8)    Fee schedule for Exhibit (g)(1) is incorporated by reference to
                                                Post-Effective Amendment No. 60.

                                      (g)(9)    Amendment to Custodian Contract between the Registrant and State
                                                Street dated April 9, 1996 is incorporated by reference to
                                                Post-Effective Amendment No. 63.

                                      (g)(10)   Fee schedule for Exhibit (g)(1) is incorporated by reference to
                                                Post-Effective Amendment No. 63.

                                      (g)(11)   Subcustodian Agreement with fee schedule between State Street and
                                                The Bank of New York, London office, dated December 31, 1978 is incorporated by reference to Post-Effective Amendment No. 69.

                                      (g)(12)   Amendment dated February 8, 1999 to Custodian Contract between the
                                                Registrant and State Street dated December 31, 1984 is incorporated by reference to Post-Effective Amendment No. 78.

                                       3

                    (h)               (h)(1)    Transfer Agency and Service Agreement with fee schedule between the
                                                Registrant and Scudder Service Corporation dated October 2, 1989 is incorporated by reference to Post-Effective Amendment No. 69.

                                      (h)(2)    Revised Fee Schedule dated October 1, 1995 for Exhibit (h)(1) is incorporated by reference to Post-Effective Amendment No. 67.

                                      (h)(3)    Revised Fee Schedule dated October 1, 1996 for Exhibit (h)(1) is incorporated by reference to Post-Effective Amendment No. 67.

                                      (h)(4)    COMPASS Service Agreement between Scudder Trust Company and the
                                                Registrant dated October 1, 1995 is incorporated by reference to
                                                Post-Effective Amendment No. 61.

                                      (h)(5)    Revised Fee Schedule dated October 1, 1996 for Exhibit (h)(4) is incorporated by reference to Post-Effective Amendment No. 67.

                                      (h)(6)    Service Agreement between Copeland Associates, Inc. and Scudder
                                                Service Corporation (on behalf of Scudder Balance Fund) dated June
                                                8, 1995 is incorporated by reference to Post-Effective Amendment
                                                No. 62.

                                      (h)(7)    Shareholder Services Agreement between the Registrant and Charles
                                                Schwab & Co., Inc. dated June 1, 1990 is incorporated by reference to Post-Effective Amendment No. 69.

                                      (h)(8)    Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Balanced Fund, and Scudder Fund Accounting
                                                Corporation dated January 18, 1995 is incorporated by reference to
                                                Post-Effective Amendment No. 69.

                                      (h)(9)    Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Income Fund, and Scudder Fund Accounting
                                                Corporation dated January 12, 1995 is incorporated by reference to
                                                Post-Effective Amendment No. 60.

                                      (h)(10)   Fund Accounting Services Agreement between the Registrant, on behalf of Scudder High Yield Bond Fund, and Scudder Fund Accounting
                                                Corporation dated June 28, 1996 is incorporated by reference to
                                                Post-Effective Amendment No. 63.

                                      (h)(11)   Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Corporate Bond Fund, and Scudder Fund Accounting
                                                Corporation dated August 31, 1998 is incorporated by reference to
                                                Post-Effective Amendment No. 78.

                    (i)                         Legal Opinion and Consent of Legal Counsel to be filed by
                                                subsequent amendment.

                    (j)                         Consent of Independent Accountants to be filed by subsequent amendment.

                    (k)                         Inapplicable.

                    (l)                         Inapplicable.

                                       4

                    (m)                         Inapplicable.

                    (n)                         Inapplicable.

                    (o)                         Inapplicable


Power of Attorney for Daniel Pierce, Henry P. Becton, Jr., George M. Lovejoy, Jr. and Wesley W. Marple, Jr. is incorporated by reference to the Signature Page of Post-Effective Amendment No. 69.

Power of Attorney for Jean C. Tempel is incorporated by reference to the Signature Page of Post-Effective Amendment No. 60.

Power of Attorney for Dawn-Marie Driscoll, Kathryn L. Quirk and Peter B. Freeman is incorporated by reference to the signature page of Post-Effective Amendment No. 70.

Item 24.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement by the preceding sentence shall be made only out of the assets of the one or more series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholders. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3 Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or
                  officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or
                  "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust or the
                  Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall
                  have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other
                  disposition not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (A) by the court or other body approving the settlement or other disposition; or

                           (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such undertaking is secured by a surety bond or
                  some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested Trustees acting
                  on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                           As used in this Section 4.3, a "Disinterested
                  Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Chairman of the Board, Scudder, Stevens & Clark (Luxembourg) S.A.#
                           Director, Scudder Investments (UK) Ltd. Ooo
                           Chairman of the Board, Scudder Investments Asia, Ltd. @
                           Chairman of the Board, Scudder Investments Japan, Inc.&
                           Senior Vice President, Scudder Investor Services, Inc.**
                           Director, Scudder Trust (Cayman) Ltd. Xxx
                           Director, Scudder, Stevens & Clark Australia @@
                           Director, Korea Bond Fund Management Co., Ltd.+

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company o

Nick Bratt                 Director and Vice President, Scudder Kemper Investments, Inc.**
                           Vice President, Scudder MAXXUM Company***
                           Vice President, Scudder, Stevens & Clark Corporation**
                           Vice President, Scudder, Stevens & Clark Overseas Corporation oo

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x


                                       7

                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Investments (UK) Ltd.Ooo
                           Director, Scudder Investments Japan, Inc.&
                           Director, Scudder Kemper Holdings (UK) Ltd. Ooo
                           President and Director, Zurich Investment Management, Inc. Xx


         *        Two International Place, Boston, MA
         X        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                  Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         Xxx      Grand Cayman, Cayman Islands, British West Indies
         Oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         Xx       222 S. Riverside, Chicago, IL
         O        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                  British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
         Ooo      1 South Place 5th floor, London EC2M 2ZS England
         @        One Exchange Square 29th Floor, Hong Kong
         &        Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon, Minato-ku,
                  Tokyo 105-0001
         @@       Level 3, 5 Blue Street North Sydney, NSW 2060

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      Trustee and President
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

                                       8

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         John R. Hebble                    Assistant Treasurer                     Treasurer
         Two International Place
         Boston, MA  02110

         James J. McGovern                 Chief Financial Officer and Treasurer   None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Caroline Pearson                  Clerk                                   Assistant Secretary
         Two International Place
         Boston, MA  02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  Trustee, Vice President
         345 Park Avenue                   Legal Officer and Assistant Clerk       and Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage           Other
                 Underwriter             Commissions       and Repurchases       Commissions       Compensation
                 -----------             -----------       ---------------       -----------       ------------

               Scudder Investor              None                None                None               None
                Services, Inc.


Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Two International Place, Boston, MA 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30           Undertakings.
-------           -------------

                  Inapplicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on February 10, 2000.


                                                SCUDDER PORTFOLIO TRUST

                                                By: /s/  John Millette
                                                    ------------------
                                                    John Millette
                                                    Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ Linda C. Coughlin
--------------------------------------
Linda C. Coughlin                           President                                    February 10, 2000

/s/ Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      February 10, 2000

/s/ Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      February 10, 2000

/s/ Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                      February 10, 2000

/s/ George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      February 10, 2000

/s/ Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.*                      Trustee                                      February 10, 2000

/s/ Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee, Vice President and Assistant        February 10, 2000
                                            Secretary


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      February 10, 2000


/s/ John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and           February 10, 2000
                                            Accounting Officer)


*By:     /s/ John Millette
         -----------------
         John Millette**

**       Attorney-in-fact pursuant to a power of attorney filed herein.

                                POWER OF ATTORNEY
                                -----------------

                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                                SCUDDER GNMA FUND
                                INVESTMENT TRUST
                             SCUDDER PORTFOLIO TRUST
                        SCUDDER U.S. TREASURY MONEY FUND

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Henry P. Becton, Jr.                                                                   7/3/99
---------------------------------------
Henry P. Becton, Jr.                         Trustee

                                POWER OF ATTORNEY
                                -----------------

                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                                SCUDDER GNMA FUND
                                INVESTMENT TRUST
                             SCUDDER PORTFOLIO TRUST
                        SCUDDER U.S. TREASURY MONEY FUND

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Peter B. Freeman                                                                       6/30/99
---------------------------------------
Peter B. Freeman                             Trustee

                                POWER OF ATTORNEY
                                -----------------

                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                                SCUDDER GNMA FUND
                                INVESTMENT TRUST
                             SCUDDER PORTFOLIO TRUST
                        SCUDDER U.S. TREASURY MONEY FUND

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Dawn-Marie Driscoll                                                                    6/26/99
---------------------------------------
Dawn-Marie Driscoll                          Trustee

                                POWER OF ATTORNEY
                                -----------------

                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                                SCUDDER GNMA FUND
                                INVESTMENT TRUST
                             SCUDDER PORTFOLIO TRUST
                        SCUDDER U.S. TREASURY MONEY FUND

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/George M. Lovejoy, Jr.                                                                 6/29/99
---------------------------------------
George M. Lovejoy, Jr.                       Trustee

                                POWER OF ATTORNEY
                                -----------------

                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                                SCUDDER GNMA FUND
                                INVESTMENT TRUST
                             SCUDDER PORTFOLIO TRUST
                        SCUDDER U.S. TREASURY MONEY FUND

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Wesley W. Marple, Jr.                                                                  6/26/99
---------------------------------------
Wesley W. Marple, Jr.                        Trustee

                                POWER OF ATTORNEY
                                -----------------

                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                                SCUDDER GNMA FUND
                                INVESTMENT TRUST
                             SCUDDER PORTFOLIO TRUST
                        SCUDDER U.S. TREASURY MONEY FUND

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/Kathryn L. Quirk
---------------------------------------
Kathryn L. Quirk                             Trustee

                                  POWER OF ATTORNEY

                            SCUDDER CASH INVESTMENT TRUST
                                 SCUDDER FUNDS TRUST
                                  SCUDDER GNMA FUND
                                  INVESTMENT TRUST
                               SCUDDER PORTFOLIO TRUST
                          SCUDDER U.S. TREASURY MONEY FUND

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/Jean C. Tempel                                                                         6/29/99
---------------------------------------
Jean C. Tempel                               Trustee

                                                                File No.2-13627
                                                                File No. 811-42


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 80
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 41
                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                             SCUDDER PORTFOLIO TRUST

                             SCUDDER PORTFOLIO TRUST

                                  EXHIBIT INDEX



                                       2